OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices)   (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/12

Item 1. Reports to Stockholders.

Invesco Balanced-Risk Allocation Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: ABRZX ▪ B: ABRBX ▪ C: ABRCX ▪ R: ABRRX ▪ Y: ABRYX ▪ Institutional: ABRIX

2	Fund Performance
4	Letters to Shareholders
5	Consolidated Schedule of Investments
7	Consolidated Financial Statements
9	Notes to Consolidated Financial Statements
17	Consolidated Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.54%

Class B Shares	8.14

Class C Shares	8.24

Class R Shares	8.51

Class Y Shares	8.67

Institutional Class Shares	8.67

S&P 500 Index▼ (Broad Market Index)	12.77

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	8.58

Custom Balanced-Risk Allocation Style Index■ (Style-Specific Index)	5.54

Lipper Global Flexible Portfolio Funds Index▼ (Peer Group Index)	5.90

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index.
     The Custom Balanced Risk-Allocation Style Index consists of 60% of the MSCI World Index and 40% of the Barclays U.S. Aggregate Index. Effective December 1, 2009, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Barclays U.S. Aggregate Index.
     The Lipper Global Flexible Portfolio Funds Index is an equally weighted representation of the largest funds in the Lipper Global Flexible Portfolio Funds category. These funds allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment grade, fixed-rate bond market.
     The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The JP Morgan GBI Global (Traded) Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, the United Kingdom, Denmark, the Netherlands and the United States.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable
sales charges

Class A Shares

Inception (6/2/09)	11.63%

1 Year	7.20

Class B Shares

Inception (6/2/09)	12.13%

1 Year	7.63

Class C Shares

Inception (6/2/09)	12.96%

1 Year	11.63

Class R Shares

Inception (6/2/09)	13.52%

1 Year	13.25

Class Y Shares

Inception (6/2/09)	14.09%

1 Year	13.77

Institutional Class Shares

Inception (6/2/09)	14.09%

1 Year	13.77
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.08% and 0.99%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/2/09)	11.77%

1 Year	9.30

Class B Shares

Inception (6/2/09)	12.27%

1 Year	9.72

Class C Shares

Inception (6/2/09)	13.13%

1 Year	13.72

Class R Shares

Inception (6/2/09)	13.68%

1 Year	15.35

Class Y Shares

Inception (6/2/09)	14.30%

1 Year	15.95

Institutional Class Shares

Inception (6/2/09)	14.30%

1 Year	15.95
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

[1]	The expense ratio includes acquired fund fees and expenses of 0.02% for the underlying funds in which the Fund invests.

3	Invesco Balanced-Risk Allocation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Treasury Bills–10.09%(a)(b)
0.06%, 07/19/12	$346,000,000	$345,935,637

0.11%, 08/09/12	45,000,000	44,987,534

0.08%, 08/23/12	100,000,000	99,963,683

0.10%, 08/23/12	100,000,000	99,959,192

Total U.S. Treasury Securities (Cost $590,879,124)		590,846,046

	Shares	Value

Money Market Funds–83.39%
Liquid Assets Portfolio–Institutional Class(c)	1,122,284,793	$1,122,284,793

Premier Portfolio–Institutional Class(c)	1,122,284,793	1,122,284,793

STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class(c)	1,041,194,710	1,041,194,710

Treasury Portfolio–Institutional Class(c)	1,600,001,010	1,600,001,010

Total Money Market Funds (Cost $4,885,765,306)		4,885,765,306

TOTAL INVESTMENTS–93.48% (Cost $5,476,644,430)		5,476,611,352

OTHER ASSETS LESS LIABILITIES–6.52%		382,145,521

NET ASSETS–100.00%		$5,858,756,873

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1J.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Futures Contracts	Contracts	Month	Value	(Depreciation)

Australian 10 Year Bonds	8,310	June-2012	$1,037,620,749	$30,277,668

Brent Crude	507	October-2012	59,689,110	(2,185,041)

Canada 10 Year Bonds	6,370	June-2012	851,547,378	318,863

Dow Jones Eurostoxx 50	11,400	June-2012	340,938,671	(27,290,546)

E-Mini S&P 500 Index	5,300	June-2012	369,304,000	6,085,525

Euro Bonds	4,605	June-2012	860,163,580	15,189,993

FTSE 100 Index	3,860	June-2012	358,076,297	(9,335,529)

Gas Oil	652	June-2012	65,395,600	(1,893,131)

Reformulated Blendstock Oxygenate Blending Gasoline	475	June-2012	62,335,770	(4,139,954)

Hang Seng Index	1500	May-2012	202,420,540	3,287,421

Heating Oil	315	June-2012	42,126,966	(916,278)

Japan 10 Year Bonds	515	June-2012	923,297,006	4,718,052

LME Copper	1,661	May-2012	351,280,738	(4,578,975)

LME Primary Aluminum	1,110	May-2012	57,886,500	456,321

Long Gilt	4,960	June-2012	930,784,434	6,281,807

Russell 2000 Index Mini	3,600	June-2012	293,364,000	614,729

Silver	1,114	July-2012	172,759,120	(4,639,331)

Soybean	2,405	July-2012	181,036,375	9,680,617

Topix Tokyo Price Index	3,970	June-2012	399,088,688	(11,009,917)

U.S. Treasury Long Bonds	3,305	June-2012	472,201,875	5,056,595

WTI Light Sweet Crude Oil	1,045	October-2012	110,550,550	(922,035)

Total Futures Contracts			$8,141,867,947	$15,056,854

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5        Invesco Balanced-Risk Allocation Fund

					Unrealized
		Number of	Expiration	Notional	Appreciation
Swap Agreements	Counterparty	Contracts	Month	Value	(Depreciation)

Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	269,000	December-2012	$172,253,020	$18,191,744

Receive a return equal to Barclays Commodity Strategy 1606 and pay the product of (i) 0.41% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	78,100	April-2013	45,419,023	(2,128,708)

Receive a return equal to Barclays Gold Excess Return Index and pay the product of (i) 0.22% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	408,500	April-2013	158,316,830	1,391,556

Receive a return equal to Barclays Live Cattle Roll Yield Excess Return Index and pay the product of (i) 0.47% of the Notional Value multiplied by (ii) days in the period divided by 365	Barclays Bank PLC	77,000	April-2013	10,595,931	(182,451)

Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Value multiplied by (ii) days in the period divided by 365	Merrill Lynch	895,500	November-2012	190,406,493	(888,246)

Receive a return equal to S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Value multiplied by (ii) days in the period divided by 365	Goldman Sachs	195,000	April-2013	95,318,554	(8,159,014)

Receive a return equal to LIFFE Long Gilt Futures Contract multiplied by 0.01% of the Notional Value	Goldman Sachs	498	May-2012	90,321,174	383,013

Total Swap Agreements				$762,631,025	$8,607,894

Risk Allocation

By asset class

		% of
		Net Assets
Asset Class	Risk Contribution	as of 04/30/12*

Equities	35.3%	34.0%

Fixed Income	33.7	92.4

Commodities	31.0	31.1

*	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $590,879,124)	$590,846,046

Investments in affiliated money market funds, at value and cost	4,885,765,306

Total investments, at value (Cost $5,476,644,430)	5,476,611,352

Receivable for:
Deposits with brokers for open futures contracts	300,460,320

Fund shares sold	87,105,198

Dividends	363,168

Unrealized appreciation on swap agreements	8,607,894

Investment for trustee deferred compensation and retirement plans	14,203

Other assets	96,897

Total assets	5,873,259,032

Liabilities:
Payable for:
Fund shares reacquired	7,979,377

Variation margin	4,128,994

Accrued fees to affiliates	1,695,146

Accrued other operating expenses	629,379

Trustee deferred compensation and retirement plans	68,748

Premiums received on swap agreements	515

Total liabilities	14,502,159

Net assets applicable to shares outstanding	$5,858,756,873

Net assets consist of:
Shares of beneficial interest	$5,538,819,831

Undistributed net investment income (loss)	(32,309,650)

Undistributed net realized gain	328,615,023

Unrealized appreciation	23,631,669

$5,858,756,873

Net Assets:
Class A	$2,201,514,862

Class B	$26,172,099

Class C	$1,085,475,705

Class R	$7,020,593

Class Y	$1,925,239,854

Institutional Class	$613,333,760

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	175,395,305

Class B	2,124,509

Class C	88,128,049

Class R	563,192

Class Y	152,504,882

Institutional Class	48,586,809

Class A:
Net asset value per share	$12.55

Maximum offering price per share
(Net asset value of $12.55 divided by 94.50%)	$13.28

Class B:
Net asset value and offering price per share	$12.32

Class C:
Net asset value and offering price per share	$12.32

Class R:
Net asset value and offering price per share	$12.47

Class Y:
Net asset value and offering price per share	$12.62

Institutional Class:
Net asset value and offering price per share	$12.62

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends from affiliated money market funds	$1,930,744

Interest	96,608

Total investment income	2,027,352

Expenses:
Advisory fees	17,556,366

Administrative services fees	308,733

Custodian fees	107,761

Distribution fees:
Class A	1,971,184

Class B	110,014

Class C	3,460,025

Class R	11,250

Transfer agent fees — A, B, C, R and Y	1,168,621

Transfer agent fees — Institutional	2,681

Trustees’ and officers’ fees and benefits	79,963

Other	717,378

Total expenses	25,493,976

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(3,327,838)

Net expenses	22,166,138

Net investment income (loss)	(20,138,786)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	4,721,777

Foreign currencies	(400,615)

Futures contracts	306,805,672

Swap agreements	74,785,581

385,912,415

Change in net unrealized appreciation (depreciation) of:
Investment securities	(8,974,655)

Futures contracts	(58,849,817)

Swap agreements	13,011,165

(54,813,307)

Net realized and unrealized gain	331,099,108

Net increase in net assets resulting from operations	$310,960,322

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8        Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$(20,138,786)	$(11,313,819)

Net realized gain	385,912,415	67,562,925

Change in net unrealized appreciation (depreciation)	(54,813,307)	44,170,046

Net increase in net assets resulting from operations	310,960,322	100,419,152

Distributions to shareholders from net investment income:
Class A	(33,813,257)	(10,326,464)

Class B	(486,350)	(439,288)

Class C	(12,557,382)	(2,924,319)

Class R	(86,502)	(25,578)

Class Y	(20,769,515)	(3,108,815)

Institutional Class	(13,200,573)	(17,683,480)

Total distributions from net investment income	(80,913,579)	(34,507,944)

Distributions to shareholders from net realized gains:
Class A	(12,192,134)	(4,488,032)

Class B	(192,786)	(199,892)

Class C	(4,977,664)	(1,330,671)

Class R	(32,159)	(11,286)

Class Y	(7,259,423)	(1,328,598)

Institutional Class	(4,613,904)	(7,557,298)

Total distributions from net realized gains	(29,268,070)	(14,915,777)

Share transactions–net:
Class A	1,121,452,565	772,897,074

Class B	7,434,504	7,594,067

Class C	668,796,734	317,328,870

Class R	3,835,156	2,256,817

Class Y	1,311,103,328	481,151,077

Institutional Class	137,423,210	(32,440,466)

Net increase in net assets resulting from share transactions	3,250,045,497	1,548,787,439

Net increase in net assets	3,450,824,170	1,599,782,870

Net assets:
Beginning of period	2,407,932,703	808,149,833

End of period (includes undistributed net investment income (loss) of $(32,309,650) and $68,742,715, respectively)	$5,858,756,873	$2,407,932,703

Notes to Consolidated Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest.

9        Invesco Balanced-Risk Allocation Fund

The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
  The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

10        Invesco Balanced-Risk Allocation Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.

11        Invesco Balanced-Risk Allocation Fund

The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
K.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

12        Invesco Balanced-Risk Allocation Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.95%

Next $250 million	0.925%

Next $500 million	0.90%

Next $1.5 billion	0.875%

Next $2.5 billion	0.85%

Next $2.5 billion	0.825%

Next $2.5 billion	0.80%

Over $10 billion	0.775%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.
  The Adviser had contractually agreed to February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.04%, 1.79%, 1.79%, 1.29%, 0.79% and 0.79% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invest. As a result, total annual fund operating expenses after expense reimbursement may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $2,811,420 and reimbursed class level expenses of $233,274, $3,255, $102,367, $666, $174,174 and $1,673 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $1,062,141 in front-end sales commissions from the sale of Class A shares and $7,801, $3,402 and $74,993 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13        Invesco Balanced-Risk Allocation Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Money Market Funds	$4,885,765,306	$—	$—	$4,885,765,306

U.S. Treasury Debt Securities	—	590,846,046	—	590,846,046

	$4,885,765,306	$590,846,046	$—	$5,476,611,352

Futures*	15,056,854	—	—	15,056,854

Swap Agreements*	383,013	8,224,881	—	8,607,894

Total Investments	$4,901,205,173	$599,070,927	$—	$5,500,276,100

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Commodity risk
Future contracts(a)	$10,136,938	$(19,274,745)

Swap agreements(b)	19,583,300	(11,358,419)

Interest rate risk
Future contracts(a)	61,842,978	—

Swap agreements(b)	383,013	—

Market risk
Future contracts(a)	9,987,675	(47,635,992)

	$101,933,904	$(78,269,156)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under Unrealized appreciation on swap agreements.

14        Invesco Balanced-Risk Allocation Fund

Effect of Derivative Instruments for the six months ended April 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain
Commodity risk	$74,266,485	$74,785,581

Interest rate risk	56,617,122	—

Market risk	175,922,065	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	$(50,719,275)	$10,430,300

Interest rate risk	70,559,930	2,580,865

Market risk	(78,690,472)	—

Total	$247,955,855	$87,796,746

*	The average notional value of futures and swap agreements outstanding during the period was $6,178,360,771 and $754,145,684, respectively.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,009.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid legal fees of $180 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

15        Invesco Balanced-Risk Allocation Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $70,755,422 and $153,058,642, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$722

Aggregate unrealized (depreciation) of investment securities	(16,099,045)

Net unrealized appreciation (depreciation) of investment securities	$(16,098,323)

Cost of investments for tax purposes is $5,492,709,675.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	114,230,275	$1,395,135,131	77,006,398	$905,075,428

Class B	838,095	10,042,072	970,373	11,143,264

Class C	56,870,767	684,440,656	28,895,408	333,944,506

Class R	348,286	4,229,997	202,476	2,329,459

Class Y	118,800,963	1,460,663,903	46,866,632	557,052,969

Institutional Class	11,830,809	143,668,625	5,536,932	64,421,922

Issued as reinvestment of dividends:
Class A	3,420,622	40,329,128	1,061,138	11,555,797

Class B	54,807	636,304	55,081	593,775

Class C	1,372,900	15,925,637	341,362	3,676,476

Class R	10,084	118,190	3,336	36,167

Class Y	1,921,535	22,770,187	270,713	2,956,189

Institutional Class	1,501,849	17,796,917	2,311,242	25,238,765

Automatic conversion of Class B shares to Class A shares:
Class A	167,714	2,052,405	190,907	2,199,780

Class B	(170,657)	(2,052,405)	(193,459)	(2,199,780)

Reacquired:
Class A	(25,802,082)	(316,064,099)	(12,654,336)	(145,933,931)

Class B	(98,846)	(1,191,467)	(170,815)	(1,943,192)

Class C	(2,627,793)	(31,569,559)	(1,776,699)	(20,292,112)

Class R	(42,858)	(513,031)	(9,440)	(108,809)

Class Y	(14,037,306)	(172,330,762)	(6,817,430)	(78,858,081)

Institutional Class	(1,984,133)	(24,042,332)	(10,504,779)	(122,101,153)

Net increase in share activity	266,605,031	$3,250,045,497	131,585,040	$1,548,787,439

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

16        Invesco Balanced-Risk Allocation Fund

NOTE 11—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$12.01	$(0.06)	$1.06	$1.00	$(0.34)	$(0.12)	$(0.46)	$12.55	8.54%	$2,201,515	1.09	%(d)	1.26	%(d)	(0.99	)%(d)	79%
Year ended 10/31/11	11.68	(0.11)	1.11	1.00	(0.47)	(0.20)	(0.67)	12.01	9.13	1,001,088	1.04		1.31		(0.95)		163	(g)
Year ended 10/31/10	10.72	(0.10)	1.61	1.51	(0.21)	(0.34)	(0.55)	11.68	14.76	207,600	1.04		1.42		(0.93)		33	(g)
Year ended 10/31/09(e)	10.00	(0.05)	0.77	0.72	—	—	—	10.72	7.20	17,667	1.24	(f)	1.64	(f)	(1.02	)(f)	116

Class B
Six months ended 04/30/12	11.81	(0.10)	1.04	0.94	(0.31)	(0.12)	(0.43)	12.32	8.14	26,172	1.84	(d)	2.01	(d)	(1.74	)(d)	79
Year ended 10/31/11	11.56	(0.19)	1.09	0.90	(0.45)	(0.20)	(0.65)	11.81	8.30	17,722	1.79		2.06		(1.70)		163	(g)
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	9,707	1.79		2.17		(1.68)		33	(g)
Year ended 10/31/09(e)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	930	1.99	(f)	2.39	(f)	(1.77	)(f)	116

Class C
Six months ended 04/30/12	11.80	(0.10)	1.05	0.95	(0.31)	(0.12)	(0.43)	12.32	8.24	1,085,476	1.84	(d)	2.01	(d)	(1.74	)(d)	79
Year ended 10/31/11	11.56	(0.19)	1.08	0.89	(0.45)	(0.20)	(0.65)	11.80	8.21	383,786	1.79		2.06		(1.70)		163	(g)
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	58,377	1.79		2.17		(1.68)		33	(g)
Year ended 10/31/09(e)	10.00	(0.08)	0.76	0.68	—	—	—	10.68	6.80	3,542	1.99	(f)	2.39	(f)	(1.77	)(f)	116

Class R
Six months ended 04/30/12	11.93	(0.07)	1.06	0.99	(0.33)	(0.12)	(0.45)	12.47	8.51	7,021	1.34	(d)	1.51	(d)	(1.24	)(d)	79
Year ended 10/31/11	11.63	(0.14)	1.10	0.96	(0.46)	(0.20)	(0.66)	11.93	8.84	2,956	1.29		1.56		(1.20)		163	(g)
Year ended 10/31/10	10.71	(0.13)	1.60	1.47	(0.21)	(0.34)	(0.55)	11.63	14.36	597	1.29		1.67		(1.18)		33	(g)
Year ended 10/31/09(e)	10.00	(0.06)	0.77	0.71	—	—	—	10.71	7.10	72	1.49	(f)	1.89	(f)	(1.27	)(f)	116

Class Y
Six months ended 04/30/12	12.07	(0.05)	1.07	1.02	(0.35)	(0.12)	(0.47)	12.62	8.67	1,925,240	0.84	(d)	1.01	(d)	(0.74	)(d)	79
Year ended 10/31/11	11.71	(0.08)	1.11	1.03	(0.47)	(0.20)	(0.67)	12.07	9.45	553,001	0.79		1.06		(0.70)		163	(g)
Year ended 10/31/10	10.73	(0.08)	1.61	1.53	(0.21)	(0.34)	(0.55)	11.71	14.97	64,428	0.79		1.17		(0.68)		33	(g)
Year ended 10/31/09(e)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	3,558	0.99	(f)	1.39	(f)	(0.77	)(f)	116

Institutional Class
Six months ended 04/30/12	12.07	(0.04)	1.06	1.02	(0.35)	(0.12)	(0.47)	12.62	8.67	613,334	0.80	(d)	0.94	(d)	(0.70	)(d)	79
Year ended 10/31/11	11.72	(0.08)	1.11	1.03	(0.48)	(0.20)	(0.68)	12.07	9.36	449,380	0.79		0.97		(0.70)		163	(g)
Year ended 10/31/10	10.73	(0.08)	1.62	1.54	(0.21)	(0.34)	(0.55)	11.72	15.06	467,441	0.79		1.04		(0.68)		33	(g)
Year ended 10/31/09(e)	10.00	(0.03)	0.76	0.73	—	—	—	10.73	7.30	218,565	0.99	(f)	1.17	(f)	(0.77	)(f)	116

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,585,612, $22,124, $695,807, $4,525, $1,183,896 and $536,644 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of June 2, 2009.
(f)	Annualized.
(g)	Subsequent to issuance of its October 31, 2011 financial statements, the Fund revised the calculation of portfolio turnover as reflected in the financial highlights above.

17        Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2,4]	(04/30/12)	Period[2,5]	Ratio[3]
A	$1,000.00	$1,085.40	$5.62	$1,019.47	$5.44	1.12%

B	1,000.00	1,081.40	9.49	1,015.74	9.19	1.87

C	1,000.00	1,082.40	9.50	1,015.74	9.19	1.87

R	1,000.00	1,085.10	6.92	1,018.23	6.70	1.37

Y	1,000.00	1,086.70	4.33	1,020.71	4.19	0.87

Institutional	1,000.00	1,086.70	4.14	1,020.90	4.00	0.81

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.
[3]	The Adviser had contractually agreed through February 28, 2012 to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.04%, 1.79%, 1.79%, 1.29%, 0.79% and 0.79% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had not been in effect throughout the entire most recent fiscal half year are 1.12%, 1.87%, 1.87%, 1.37%, 0.87% and 0.81% for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
[4]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.82, $9.69, $9.70, $7.12, $4.53 and $4.18 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
[5]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.64, $9.39, $9.39, $6.89, $4.39 and $4.05 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

18        Invesco Balanced-Risk Allocation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

IBRA-SAR-1	Invesco Distributors, Inc.

Invesco Balanced-Risk Commodity Strategy Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: BRCAX ▪ B: BRCBX ▪ C: BRCCX ▪ R: BRCRX ▪ Y: BRCYX ▪ Institutional: BRCNX

2	Fund Performance
3	Letters to Shareholders
4	Consolidated Schedule of Investments
7	Consolidated Financial Statements
9	Notes to Consolidated Financial Statements
16	Consolidated Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.70%

Class B Shares	6.26

Class C Shares	6.36

Class R Shares	6.61

Class Y Shares	6.86

Institutional Class Shares	6.86

Dow Jones-UBS Commodity Total Return Index▼ (Broad Market/Style-Specific Index)	-5.45

Source(s): ▼Lipper Inc.
The Dow Jones-UBS Commodity Total Return Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (11/30/10)	3.16%

1 Year	-10.45

Class B Shares

Inception (11/30/10)	3.88%

1 Year	-10.67

Class C Shares

Inception (11/30/10)	6.65%

1 Year	-6.91

Class R Shares

Inception (11/30/10)	7.34%

1 Year	-5.36

Class Y Shares

Inception (11/30/10)	7.88%

1 Year	-4.84

Institutional Class Shares

Inception (11/30/10)	7.88%

1 Year	-4.84

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/30/10)	3.50%

1 Year	-7.15

Class B Shares

Inception (11/30/10)	4.27%

1 Year	-7.35

Class C Shares

Inception (11/30/10)	7.15%

1 Year	-3.53

Class R Shares

Inception (11/30/10)	7.95%

1 Year	-1.76

Class Y Shares

Inception (11/30/10)	8.46%

1 Year	-1.32

Institutional Class Shares

Inception (11/30/10)	8.39%

1 Year	-1.41

value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.23%, 1.98%, 1.98%, 1.48%, 0.98% and 0.98%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.55%, 2.30%, 2.30%, 1.80%, 1.30% and 1.22%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2013. See current prospectus for more information.

2	Invesco Balanced-Risk Commodity Strategy Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2012
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

U.S. Treasury Securities–61.76%
U.S. Treasury Bills(a)	0.06%	07/19/12	$53,500,000	$53,490,048

U.S. Treasury Bills(a)	0.07%	07/19/12	15,000,000	14,997,210

U.S. Treasury Bills(a)	0.10%	07/19/12	10,000,000	9,998,140

U.S. Treasury Bills(a)(b)	0.10%	08/23/12	8,000,000	7,997,095

U.S. Treasury Bills(a)(b)	0.12%	08/23/12	20,000,000	19,992,736

U.S. Treasury Bills(a)(b)	0.13%	08/23/12	100,000,000	99,963,683

U.S. Treasury Bills(a)(b)	0.14%	08/23/12	80,000,000	79,970,946

Total U.S. Treasury Securities (Cost $286,403,520)				286,409,858

			Shares
Exchange Traded Fund–3.79%
PowerShares DB Gold Fund(c) (Cost $17,604,578)			305,000	17,595,450

Commodity-Linked Securities–3.12%
Barclays Bank PLC Commodity Linked Note, one month U.S. Federal Funds Rate minus 0.06% (linked to Barclays Capital Diversified Energy-Metals Total Return Index, multiplied by 3)		04/22/13	11,650,000	10,006,628

Barclays Bank PLC Commodity Linked Note, one month U.S. Federal Funds Rate minus 0.06% (linked to Barclays Capital Diversified Energy-Metals Total Return Index, multiplied by 3)		06/10/13	4,420,000	4,477,199

Total Commodity-Linked Securities (Cost $16,070,000)				14,483,827

Money Market Funds–26.26%
Liquid Assets Portfolio–Institutional Class(d)			50,093,643	50,093,643

Premier Portfolio–Institutional Class(d)			50,093,643	50,093,643

STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class(d)			21,585,712	21,585,712

Total Money Market Funds (Cost $121,772,998)				121,772,998

TOTAL INVESTMENTS–94.93% (Cost $441,851,096)				440,262,133

OTHER ASSETS LESS LIABILITIES–5.07%				23,514,528

NET ASSETS–100.00%				$463,776,661

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1K and Note 4.
(c)	Not an affiliate of the Fund or its investment adviser.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4        Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Expiration	Notional	Appreciation
	Contracts	Month	Value	(Depreciation)

Long Contracts
European Gasoil (ICE)	159	June-2012	$15,947,700	$(445,480)

New York Harbor (RBOB) Gasoline	115	June-2012	15,091,818	(968,215)

Soybean	683	July-2012	51,412,825	2,749,214

Soybean Oil	230	July-2012	7,596,900	(137,386)

Subtotal			$90,049,243	$1,198,133

Short Contracts
Coffee C	137	July-2012	(9,224,381)	337,209

Corn	250	July-2012	(7,928,125)	(10,025)

Wheat	257	July-2012	(8,410,325)	(294,410)

Subtotal			$(25,562,831)	$32,774

Total			$64,486,412	$1,230,907

				Unrealized
		Notional	Termination	Appreciation
Swap Agreements	Counterparty	Amount	Date	(Depreciation)

Long Agreements
Receive a return equal to Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	$48,164,160	November-2012	$5,507,872

Receive a return equal to S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	20,935,428	April-2013	(1,974,876)

Receive a return equal to Barclays WTI Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	22,958,954	April-2013	267,399

Receive a return equal to Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	13,949,580	April-2013	99,045

Receive a return equal to Barclays Heating Oil Roll Yield Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	13,038,129	April-2013	201,934

Receive a return equal to Barclays Capital Live Cattle 3 Month Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	49,493,100	April-2013	2,518,497

Receive a return equal to Barclays Commodity Strategy 1606 and pay the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	18,941,070	April-2013	(887,734)

Receive a return equal to Dow Jones-UBS Gold Index and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch	79,368,507	November-2012	(365,535)

Receive a return equal to Dow Jones-UBS Silver Sub-Index SM and pay the product of (i) 0.20% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	43,735,381	April-2013	(588,445)

Receive a return equal to Merrill Lynch Commodity index eXtra Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch	18,175,161	May-2013	169,074

Receive a return equal to Merrill Lynch Commodity index eXtra XLP Copper Excess Return Index and pay the product of (i) 0.22% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Merrill Lynch	38,733,492	November-2012	1,695,159

Receive a return equal to S&P GSCI Brent Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	21,627,827	April-2013	(410,643)

Receive a return equal to S&P GSCI Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	3,349,969	April-2013	57,489

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5        Invesco Balanced-Risk Commodity Strategy Fund

				Unrealized
		Notional	Termination	Appreciation
Swap Agreements	Counterparty	Amount	Date	(Depreciation)

Receive a return equal to S&P GSCI Heating Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	22,515,205	April-2013	$153,229

Subtotal Long Agreements				$6,442,465

Short Agreements
Pay a floating rate equal to Barclays Live Cattle Roll Yield Excess Return Index and receive the product of (i) 0.47% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Barclays Capital	$28,650,297	April-2013	493,329

Pay a floating rate equal to S&P GSCI Gasoil 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	39,506,946	April-2013	(232,142)

Pay a floating rate equal to S&P GSCI Unleaded Gasoline 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	6,481,101	April-2013	177,772

Pay a floating rate equal to S&P GSCI Natural Gas 1 Month Forward Index Excess Return and receive the product of (i) 0.10% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Goldman Sachs	1,488,123	April-2013	(21,216)

Subtotal Short Agreements				$417,743

Total				$6,860,208

Risk Allocation

By Complex
as of April 30, 2012

Contribution

Industrial Metals	30.9%

Energy	27.5

Precious Metals	23.3

Agriculture	18.3

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6        Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $320,078,098)	$318,489,135

Investments in affiliated money market funds, at value and cost	121,772,998

Total investments, at value (Cost $441,851,096)	440,262,133

Receivable for:
Deposits with brokers for open futures contracts	12,275,000

Fund shares sold	4,739,970

Dividends	23,500

Unrealized appreciation on swap agreements	6,860,208

Investment for trustee deferred compensation and retirement plans	4,900

Other assets	17,092

Total assets	464,182,803

Liabilities:
Payable for:
Fund shares reacquired	168,019

Variation margin	92,351

Accrued fees to affiliates	102,335

Accrued other operating expenses	34,239

Trustee deferred compensation and retirement plans	9,198

Total liabilities	406,142

Net assets applicable to shares outstanding	$463,776,661

Net assets consist of:
Shares of beneficial interest	$435,354,810

Undistributed net investment income (loss)	(7,293,241)

Undistributed net realized gain	29,212,940

Unrealized appreciation	6,502,152

$463,776,661

Net Assets:
Class A	$22,534,461

Class B	$236,714

Class C	$2,560,903

Class R	$183,213

Class Y	$126,058,866

Institutional Class	$312,202,504

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,022,063

Class B	21,456

Class C	232,272

Class R	16,460

Class Y	11,246,078

Institutional Class	27,862,519

Class A:
Net asset value per share	$11.14

Maximum offering price per share (Net asset value of $11.14 divided by 94.50%)	$11.79

Class B:
Net asset value and offering price per share	$11.03

Class C:
Net asset value and offering price per share	$11.03

Class R:
Net asset value and offering price per share	$11.13

Class Y:
Net asset value and offering price per share	$11.21

Institutional Class:
Net asset value and offering price per share	$11.21

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7        Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends	$14,506

Dividends from affiliated money market funds	76,595

Interest	53,260

Total investment income	144,361

Expenses:
Advisory fees	1,504,336

Administrative services fees	57,922

Custodian fees	5,491

Distribution fees:
Class A	18,774

Class B	1,306

Class C	10,329

Class R	319

Transfer agent fees — A, B, C, R and Y	24,830

Transfer agent fees — Institutional	363

Trustees’ and officers’ fees and benefits	15,524

Other	112,333

Total expenses	1,751,527

Less: Fees waived and expenses reimbursed	(328,965)

Net expenses	1,422,562

Net investment income (loss)	(1,278,201)

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	6,801,956

Futures contracts	7,913,160

Swap agreements	14,083,643

28,798,759

Change in net unrealized appreciation (depreciation) of:
Investment securities	(10,295,850)

Futures contracts	1,645,088

Swap agreements	847,070

(7,803,692)

Net realized and unrealized gain	20,995,067

Net increase in net assets resulting from operations	$19,716,866

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8        Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the period November 30, 2010 (commencement date) to October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$(1,278,201)	$(1,099,593)

Net realized gain (loss)	28,798,759	(10,997,806)

Change in net unrealized appreciation (depreciation)	(7,803,692)	14,305,844

Net increase in net assets resulting from operations	19,716,866	2,208,445

Share transactions–net:
Class A	13,959,963	8,314,165

Class B	(58,198)	303,350

Class C	603,254	2,020,085

Class R	63,763	119,570

Class Y	60,330,486	63,364,005

Institutional Class	197,371,917	95,458,990

Net increase in net assets resulting from share transactions	272,271,185	169,580,165

Net increase in net assets	291,988,051	171,788,610

Net assets:
Beginning of period	171,788,610	—

End of period (includes undistributed net investment income (loss) of $(7,293,241) and $(6,015,040), respectively)	$463,776,661	$171,788,610

Notes to Consolidated Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
  The Fund’s investment objective is to provide total return.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

9        Invesco Balanced-Risk Commodity Strategy Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10        Invesco Balanced-Risk Commodity Strategy Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount

11        Invesco Balanced-Risk Commodity Strategy Fund

invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	1.05%

Next $250 million	1.025%

Next $500 million	1.00%

Next $1.5 billion	0.975%

Next $2.5 billion	0.95%

Next $2.5 billion	0.925%

Next $2.5 billion	0.90%

Over $10 billion	0.875%

12        Invesco Balanced-Risk Commodity Strategy Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.22%, 1.97%, 1.97%, 1.47%, 0.97% and 0.97% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invest. As a result, total annual fund operating expenses after expense reimbursement may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $303,772 and reimbursed class level expenses of $3,639, $63, $501, $30, $20,597 and $363 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $10,521 in front-end sales commissions from the sale of Class A shares and $0, $134 and $99 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

13        Invesco Balanced-Risk Commodity Strategy Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$—	$286,409,858	$—	$286,409,858

Commodity-Linked Securities		14,483,827	—	14,483,827

Exchange Traded Funds	17,595,450	—	—	17,595,450

Money Market Funds	121,772,998	—	—	121,772,998

	139,368,448	300,893,685	—	440,262,133

Futures*	1,230,907	—	—	1,230,907

Swap Agreements*	—	6,860,208	—	6,860,208

Total Investments	$140,599,355	$307,753,893	$—	$448,353,248

*	Unrealized appreciation

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Commodity risk
Futures Contracts(a)	$3,086,423	$(1,855,516)

Commodity risk
Swap Contracts(b)	11,340,799	(4,480,591)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the Unrealized appreciation on swap agreements.

Effect of Derivative Instruments for the six months ended April 30, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain on
	Consolidated Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain
Commodity risk	$7,913,160	$14,083,643

Change in Unrealized Appreciation
Commodity risk	1,645,088	847,070

Total	$9,558,248	$14,930,713

*	The average notional value of futures and swap agreements outstanding during the period was $111,528,643 and $283,695,670, respectively.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14        Invesco Balanced-Risk Commodity Strategy Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $43,142,355 and $27,683,067, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$67,037

Aggregate unrealized (depreciation) of investment securities	(1,656,000)

Net unrealized appreciation (depreciation) of investment securities	$(1,588,963)

Cost of investments for tax purposes is the same for tax and financial statement purposes.

NOTE 9—Share Information

	Summary of Share Activity

			November 30, 2010
	Six months ended		(commencement date) to
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,576,596	$17,074,139	956,611	$10,742,667

Class B	2,739	29,418	33,165	370,460

Class C	104,585	1,120,947	229,561	2,628,093

Class R	6,576	71,636	10,613	119,654

Class Y	7,475,160	80,200,938	5,968,110	66,912,642

Institutional Class	18,833,418	206,078,971	12,594,602	126,334,880

Automatic conversion of Class B shares to Class A shares:
Class A	3,201	35,606	953	10,492

Class B	(3,230)	(35,606)	(957)	(10,492)

Reacquired:
Class A	(292,800)	(3,149,782)	(222,498)	(2,438,994)

Class B	(4,828)	(52,010)	(5,433)	(56,618)

Class C	(48,350)	(517,693)	(53,524)	(608,008)

Class R	(720)	(7,873)	(9)	(84)

Class Y	(1,870,529)	(19,870,452)	(326,663)	(3,548,637)

Institutional Class	(798,965)	(8,707,054)	(2,766,536)	(30,875,890)

Net increase in share activity	24,982,853	$272,271,185	16,417,995	$169,580,165

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 67% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 20% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

15        Invesco Balanced-Risk Commodity Strategy Fund

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

								Ratio of		Ratio of
								expenses		expenses
			Net gains on					to average		to average net		Ratio of net
	Net asset	Net	securities					net assets		assets without		investment
	value,	investment	(both	Total from	Net asset		Net assets,	with fee waivers		fee waivers		income (loss) to
	beginning	income	realized and	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	(loss)(a)	unrealized)	operations	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$10.42	$(0.06)	$0.78	$0.72	$11.14	6.91%	$22,534	1.22	%(e)	1.48	%(e)	(1.12	)%(e)	114%
Eleven months ended 10/31/11(d)	10.00	(0.12)	0.54	0.42	10.42	4.20	7,659	1.22	(f)	1.54	(f)	(1.13	)(f)	0

Class B
Six months ended 04/30/12	10.36	(0.10)	0.77	0.67	11.03	6.47	237	1.97	(e)	2.23	(e)	(1.87	)(e)	114
Eleven months ended 10/31/11(d)	10.00	(0.19)	0.55	0.36	10.36	3.60	277	1.97	(f)	2.29	(f)	(1.88	)(f)	0

Class C
Six months ended 04/30/12	10.35	(0.10)	0.78	0.68	11.03	6.57	2,561	1.97	(e)	2.23	(e)	(1.87	)(e)	114
Eleven months ended 10/31/11(d)	10.00	(0.19)	0.54	0.35	10.35	3.50	1,822	1.97	(f)	2.29	(f)	(1.88	)(f)	0

Class R
Six months ended 04/30/12	10.42	(0.07)	0.78	0.71	11.13	6.81	183	1.47	(e)	1.73	(e)	(1.37	)(e)	114
Eleven months ended 10/31/11(d)	10.00	(0.14)	0.56	0.42	10.42	4.20	111	1.47	(f)	1.79	(f)	(1.38	)(f)	0

Class Y
Six months ended 04/30/12	10.47	(0.05)	0.79	0.74	11.21	7.07	126,059	0.97	(e)	1.23	(e)	(0.87	)(e)	114
Eleven months ended 10/31/11(d)	10.00	(0.09)	0.56	0.47	10.47	4.70	59,063	0.97	(f)	1.29	(f)	(0.88	)(f)	0

Institutional Class
Six months ended 04/30/12	10.47	(0.05)	0.79	0.74	11.21	7.07	312,203	0.97	(e)	1.18	(e)	(0.87	)(e)	114
Eleven months ended 10/31/11(d)	10.00	(0.09)	0.56	0.47	10.47	4.70	102,857	0.97	(f)	1.21	(f)	(0.88	)(f)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of November 30, 2010.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $15,102, $263, $2,077, $128, $85,477 and $185,998 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Annualized.

NOTE 11—Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Commodities Strategy Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Agreement was approved by the Target Fund’s shareholders on May 25, 2012 and the reorganization was consummated on June 11, 2012. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.

16        Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,037.20	$6.18	$1,018.80	$6.12	1.22%

B	1,000.00	1,034.70	9.97	1,015.07	9.87	1.97

C	1,000.00	1,035.70	9.97	1,015.07	9.87	1.97

R	1,000.00	1,036.30	7.44	1,017.55	7.37	1.47

Y	1,000.00	1,038.00	4.92	1,020.04	4.87	0.97

Institutional	1,000.00	1,038.00	4.92	1,020.04	4.87	0.97

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Balanced-Risk Commodity Strategy Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

BRCS-SAR-1      Invesco Distributors, Inc.

Invesco China Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: AACFX ▪ B: ABCFX ▪ C: CACFX ▪ Y: AMCYX ▪ Institutional: IACFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.16%

Class B Shares	3.81

Class C Shares	3.76

Class Y Shares	4.34

Institutional Class Shares	4.44

MSCI EAFE Index▼ (Broad Market Index)	2.44

MSCI China 10/40 Index■ (Style-Specific Index)	6.77

Lipper China Region Funds Index▼ (Peer Group Index)	4.11

Source(s): ▼Lipper Inc.; ■Invesco, Bloomberg L.P.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI China 10/40 Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in China, taking into consideration the concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive.
     The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	10.32%

5 Years	3.81

1 Year	-22.74

Class B Shares

Inception (3/31/06)	10.54%

5 Years	3.91

1 Year	-22.91

Class C Shares

Inception (3/31/06)	10.51%

5 Years	4.21

1 Year	-19.65

Class Y Shares

Inception	11.51%

5 Years	5.18

1 Year	-18.00

Institutional Class Shares

Inception (3/31/06)	11.88%

5 Years	5.55

1 Year	-17.82

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	10.10%

5 Years	4.53

1 Year	-21.65

Class B Shares

Inception (3/31/06)	10.24%

5 Years	4.62

1 Year	-21.81

Class C Shares

Inception (3/31/06)	10.31%

5 Years	4.92

1 Year	-18.50

Class Y Shares

Inception	11.30%

5 Years	5.89

1 Year	-16.85

Institutional Class Shares

Inception (3/31/06)	11.67%

5 Years	6.26

1 Year	-16.62

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.67%, 2.42%, 2.42%, 1.42% and 1.23%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco China Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco China Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.61%(b)
Aerospace & Defense–1.09%
AviChina Industry & Technology Co. Ltd.–Class H	3,384,000	$1,555,297

Airport Services–0.52%
Beijing Capital International Airport Co. Ltd.–Class H(c)	1,140,000	744,954

Apparel Retail–0.85%
Belle International Holdings Ltd. (Hong Kong)	618,000	1,207,167

Auto Parts & Equipment–0.92%
Minth Group Ltd.	1,044,000	1,318,304

Automobile Manufacturers–2.80%
Brilliance China Automotive Holdings Ltd. (Hong Kong)(c)	1,584,000	1,710,822

Dongfeng Motor Group Co. Ltd.–Class H	836,000	1,633,911

Geely Automobile Holdings Ltd.	1,765,000	653,495

		3,998,228

Automotive Retail–0.68%
Baoxin Auto Group Ltd.(c)	851,000	971,938

Coal & Consumable Fuels–3.94%
China Shenhua Energy Co. Ltd.–Class H	1,005,500	4,464,656

Inner Mongolia Yitai Coal Co., Ltd.–Class B	201,610	1,153,145

		5,617,801

Commodity Chemicals–0.61%
Lee & Man Holding Ltd. (Hong Kong)	1,100,000	874,661

Communications Equipment–0.95%
ZTE Corp.–Class H	563,600	1,360,456

Computer Hardware–0.81%
Lenovo Group Ltd.(c)	1,204,000	1,154,092

Construction & Farm Machinery & Heavy Trucks–1.52%
CSR Corp Ltd.–Class H	1,233,000	989,798

Zoomlion Heavy Industry Science & Technology Co., Ltd.–Class H	793,800	1,176,299

		2,166,097

Construction Materials–2.93%
China National Building Material Co. Ltd.–Class H	986,000	1,321,711

China Resources Cement Holdings Ltd. (Hong Kong)	2,294,000	1,812,582

CSG Holding Co. Ltd.–Class B	1,362,425	1,048,343

		4,182,636

Distillers & Vintners–0.99%
JLF Investment Co. Ltd. (Hong Kong)	22,336,000	1,413,170

Diversified Banks–19.11%
Bank of China Ltd.–Class H	12,096,600	5,042,919

Bank of Communications Co. Ltd.–Class H	1,892,000	1,455,685

China Construction Bank Corp.–Class H	12,965,290	10,047,820

China Merchants Bank Co., Ltd.–Class H	914,500	1,972,907

Industrial & Commercial Bank of China Ltd.–Class H	13,168,940	8,751,898

		27,271,229

Diversified Metals & Mining–2.34%
China Metal Recycling Holdings Ltd. (Hong Kong)	2,294,400	2,619,637

Jiangxi Copper Co. Ltd.–Class H	299,000	719,232

		3,338,869

Environmental & Facilities Services–1.23%
China Everbright International Ltd. (Hong Kong)	3,726,000	1,759,955

Hotels, Resorts & Cruise Lines–1.77%
Ctrip.com International, Ltd.–ADR(c)	65,820	1,426,320

Shanghai Jinjiang International Hotels Development Co., Ltd.–Class B	790,527	1,105,947

		2,532,267

Household Appliances–1.01%
Haier Electronics Group Co. Ltd. (Hong Kong)(c)	1,386,000	1,442,498

Household Products–1.80%
Vinda International Holdings Ltd.	1,444,000	2,566,344

Hypermarkets & Super Centers–0.72%
Lianhua Supermarket Holdings Ltd.–Class H	976,000	1,020,205

Independent Power Producers & Energy Traders–0.69%
Datang International Power Generation Co. Ltd.–Class H	2,782,000	987,193

Integrated Oil & Gas–8.13%
China Petroleum and Chemical Corp. (Sinopec)–Class H	4,150,000	4,402,743

PetroChina Co. Ltd.–Class H	4,844,000	7,204,161

		11,606,904

Integrated Telecommunication Services–1.17%
China Communication Services Corp. Ltd.–Class H	1,435,600	736,404

China Unicom (Hong Kong) Ltd. (Hong Kong)	532,000	927,522

		1,663,926

Internet Software & Services–6.52%
Baidu, Inc.–ADR(c)	12,126	1,609,120

Tencent Holdings Ltd.	246,100	7,702,756

		9,311,876

Life & Health Insurance–6.77%
AIA Group Ltd. (Hong Kong)	481,200	1,703,512

China Life Insurance Co., Ltd.–Class H	2,294,000	6,117,103

Ping An Insurance (Group) Co. of China Ltd.–Class H	222,000	1,845,891

		9,666,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco China Fund

	Shares	Value

Marine–1.25%
China Shipping Container Lines Co. Ltd.–Class H(c)	1,496,000	$484,547

China Shipping Development Co. Ltd.–Class H	2,012,000	1,299,198

		1,783,745

Marine Ports & Services–1.03%
Cosco Pacific Ltd. (Hong Kong)	1,012,000	1,466,124

Oil & Gas Exploration & Production–7.02%
CNOOC Ltd.	3,404,000	7,213,869

Kunlun Energy Co. Ltd. (Hong Kong)	1,600,000	2,806,514

		10,020,383

Packaged Foods & Meats–3.72%
China Foods Ltd. (Hong Kong)	3,300,000	3,572,810

China Mengniu Dairy Co. Ltd.	562,000	1,730,499

		5,303,309

Paper Products–0.33%
Lee & Man Paper Manufacturing Ltd.	1,000,000	466,384

Personal Products–2.93%
Hengan International Group Co. Ltd.	396,000	4,180,616

Real Estate Development–1.71%
Country Garden Holdings Co.	3,697,000	1,596,723

KWG Property Holding Ltd.	1,287,500	844,662

		2,441,385

Restaurants–1.43%
Ajisen (China) Holdings Ltd. (Hong Kong)	1,826,000	2,039,962

Steel–0.67%
China Vanadium Titano-Magnetite Mining Co. Ltd. (Hong Kong)	4,236,000	960,744

Textiles–0.89%
Shenzhou International Group (Hong Kong)	675,000	1,265,944

Wireless Telecommunication Services–5.76%
China Mobile Ltd. (Hong Kong)	742,500	8,225,437

Total Common Stocks & Other Equity Interests (Cost $114,745,209)		137,886,606

Money Market Funds–3.34%
Liquid Assets Portfolio–Institutional Class(d)	2,384,735	2,384,735

Premier Portfolio–Institutional Class(d)	2,384,735	2,384,735

Total Money Market Funds (Cost $4,769,470)		4,769,470

TOTAL INVESTMENTS–99.95% (Cost $119,514,679)		142,656,076

OTHER ASSETS LESS LIABILITIES–0.05%		77,962

NET ASSETS–100.00%		$142,734,038

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Financials	27.6%

Energy	19.1

Consumer Discretionary	10.4

Consumer Staples	10.1

Information Technology	8.3

Telecommunication Services	6.9

Materials	6.9

Industrials	6.6

Utilities	0.7

Money Market Funds Plus Other Assets Less Liabilities	3.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco China Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $114,745,209)	$137,886,606

Investments in affiliated money market funds, at value and cost	4,769,470

Total investments, at value (Cost $119,514,679)	142,656,076

Receivable for:
Investments sold	464,416

Fund shares sold	233,232

Dividends	21,660

Investment for trustee deferred compensation and retirement plans	15,328

Other assets	38,703

Total assets	143,429,415

Liabilities:
Payable for:
Fund shares reacquired	448,399

Accrued fees to affiliates	135,987

Accrued other operating expenses	78,687

Trustee deferred compensation and retirement plans	32,304

Total liabilities	695,377

Net assets applicable to shares outstanding	$142,734,038

Net assets consist of:
Shares of beneficial interest	$192,740,209

Undistributed net investment income (loss)	(1,454,231)

Undistributed net realized gain (loss)	(71,693,457)

Unrealized appreciation	23,141,517

$142,734,038

Net Assets:
Class A	$94,617,914

Class B	$12,191,359

Class C	$29,788,024

Class Y	$5,313,171

Institutional Class	$823,570

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	5,214,783

Class B	689,031

Class C	1,686,323

Class Y	292,487

Institutional Class	45,332

Class A:
Net asset value per share	$18.14

Maximum offering price per share
(Net asset value of $18.14 divided by 94.50%)	$19.20

Class B:
Net asset value and offering price per share	$17.69

Class C:
Net asset value and offering price per share	$17.66

Class Y:
Net asset value and offering price per share	$18.17

Institutional Class:
Net asset value and offering price per share	$18.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco China Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,297)	$33,012

Dividends from affiliated money market funds	2,032

Total investment income	35,044

Expenses:
Advisory fees	686,225

Administrative services fees	24,863

Custodian fees	52,195

Distribution fees:
Class A	120,322

Class B	64,903

Class C	151,790

Transfer agent fees — A, B, C and Y	244,797

Transfer agent fees — Institutional	394

Trustees’ and officers’ fees and benefits	15,559

Other	96,143

Total expenses	1,457,191

Less: Fees waived and expense offset arrangement(s)	(3,573)

Net expenses	1,453,618

Net investment income (loss)	(1,418,574)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(4,165,704)

Foreign currencies	(12,474)

(4,178,178)

Change in net unrealized appreciation (depreciation) of:
Investment securities	10,929,781

Foreign currencies	(695)

10,929,086

Net realized and unrealized gain	6,750,908

Net increase in net assets resulting from operations	$5,332,334

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$(1,418,574)	$733,216

Net realized gain (loss)	(4,178,178)	10,339,565

Change in net unrealized appreciation (depreciation)	10,929,086	(54,328,995)

Net increase (decrease) in net assets resulting from operations	5,332,334	(43,256,214)

Distributions to shareholders from net investment income:
Class A	(587,279)	(296,385)

Class Y	(55,566)	(51,203)

Institutional Class	(9,144)	(5,491)

Total distributions from net investment income	(651,989)	(353,079)

Share transactions–net:
Class A	(10,665,126)	(36,369,760)

Class B	(2,250,385)	(5,874,911)

Class C	(3,585,268)	(18,007,653)

Class Y	(1,281,414)	(3,341,289)

Institutional Class	28,230	(29,230)

Net increase (decrease) in net assets resulting from share transactions	(17,753,963)	(63,622,843)

Net increase (decrease) in net assets	(13,073,618)	(107,232,136)

Net assets:
Beginning of period	155,807,656	263,039,792

End of period (includes undistributed net investment income (loss) of $(1,454,231) and $616,332, respectively)	$142,734,038	$155,807,656

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco China Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

8        Invesco China Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

9        Invesco China Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.
Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.
Transaction costs are often higher and there may be delays in settlement procedures.
Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

10        Invesco China Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Advisor did not waive fees and/or reimburse expenses under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $2,981.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $8,636 in front-end sales commissions from the sale of Class A shares and $6, $25,328 and $1,496 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

11        Invesco China Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Consumer Discretionary	$2,532,267	$12,244,041	$—	$14,776,308

Consumer Staples	4,593,015	9,890,629	—	14,483,644

Energy	4,464,656	22,780,432	—	27,245,088

Financials	—	39,379,120	—	39,379,120

Industrials	744,954	8,731,218	—	9,476,172

Information Technology	1,609,120	10,217,304	—	11,826,424

Materials	1,048,343	8,774,951	—	9,823,294

Telecommunication Services	8,225,437	1,663,926	—	9,889,363

Utilities	—	987,193	—	987,193

Money Market Funds	4,769,470	—	—	4,769,470

Total Investments	$27,987,262	$114,668,814	$—	$142,656,076

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $592.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

12        Invesco China Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$52,960,397

October 31, 2017	11,347,858

Total capital loss carryforward	$64,308,255

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $62,996,992 and $87,450,528, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$24,954,131

Aggregate unrealized (depreciation) of investment securities	(5,019,758)

Net unrealized appreciation of investment securities	$19,934,373

Cost of investments for tax purposes is $122,721,703.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	370,236	$6,527,589	1,373,489	$28,760,786

Class B	20,692	355,068	82,369	1,694,208

Class C	71,031	1,238,373	226,768	4,651,952

Class Y	210,030	3,814,093	223,439	4,551,312

Institutional Class	3,027	52,828	10,493	211,702

Issued as reinvestment of dividends:
Class A	33,901	575,633	12,898	277,433

Class Y	3,100	52,646	2,126	45,798

Institutional Class	530	8,993	245	5,271

Automatic conversion of Class B shares to Class A shares:
Class A	32,527	569,955	53,341	1,096,700

Class B	(33,342)	(569,955)	(54,627)	(1,096,700)

Reacquired:(b)
Class A	(1,056,509)	(18,338,303)	(3,203,589)	(66,504,679)

Class B	(118,789)	(2,035,498)	(323,017)	(6,472,419)

Class C	(283,364)	(4,823,641)	(1,119,622)	(22,659,605)

Class Y	(289,333)	(5,148,153)	(385,703)	(7,938,399)

Institutional Class	(1,941)	(33,591)	(11,608)	(246,203)

Net increase (decrease) in share activity	(1,038,204)	$(17,753,963)	(3,112,998)	$(63,622,843)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $970 and $7,202 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

13        Invesco China Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	gains	distributions	of period	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$17.52	$(0.15)	$0.87	$0.72	$(0.10)	$—	$(0.10)	$18.14	4.16%	$94,618	1.78	%(e)	1.78	%(e)	(1.73	)%(e)	44%
Year ended 10/31/11	21.93	0.12	(4.49)	(4.37)	(0.04)	—	(0.04)	17.52	(19.96)	102,248	1.67		1.67		0.57		97
Year ended 10/31/10	18.18	0.06	3.83	3.89	(0.14)	—	(0.14)	21.93	21.49	166,662	1.67		1.67		0.30		100
Year ended 10/31/09	9.82	0.11	8.30	8.41	(0.05)	—	(0.05)	18.18	86.04	155,689	1.89		1.90		0.83		98
Year ended 10/31/08	28.59	0.07	(18.15)	(18.08)	(0.01)	(0.68)	(0.69)	9.82	(64.58)	69,460	1.75		1.76		0.39		94
Year ended 10/31/07	10.98	0.01	17.70	17.71	(0.10)	—	(0.10)	28.59	162.36	385,401	1.85		1.86		0.04		102

Class B
Six months ended 04/30/12	17.05	(0.21)	0.85	0.64	—	—	—	17.69	3.75	12,191	2.53	(e)	2.53	(e)	(2.48	)(e)	44
Year ended 10/31/11	21.46	(0.04)	(4.37)	(4.41)	—	—	—	17.05	(20.55)	13,988	2.42		2.42		(0.18)		97
Year ended 10/31/10	17.85	(0.09)	3.76	3.67	(0.06)	—	(0.06)	21.46	20.61	23,945	2.42		2.42		(0.45)		100
Year ended 10/31/09	9.66	0.01	8.18	8.19	—	—	—	17.85	84.78	23,468	2.64		2.65		0.08		98
Year ended 10/31/08	28.32	(0.06)	(17.92)	(17.98)	—	(0.68)	(0.68)	9.66	(64.84)	11,625	2.50		2.51		(0.36)		94
Year ended 10/31/07	10.93	(0.14)	17.60	17.46	(0.07)	—	(0.07)	28.32	160.56	51,222	2.60		2.61		(0.71)		102

Class C
Six months ended 04/30/12	17.02	(0.21)	0.85	0.64	—	—	—	17.66	3.76	29,788	2.53	(e)	2.53	(e)	(2.48	)(e)	44
Year ended 10/31/11	21.43	(0.04)	(4.37)	(4.41)	—	—	—	17.02	(20.58)	32,319	2.42		2.42		(0.18)		97
Year ended 10/31/10	17.83	(0.09)	3.75	3.66	(0.06)	—	(0.06)	21.43	20.58	59,812	2.42		2.42		(0.45)		100
Year ended 10/31/09	9.65	0.01	8.17	8.18	—	—	—	17.83	84.77	54,780	2.64		2.65		0.08		98
Year ended 10/31/08	28.29	(0.06)	(17.90)	(17.96)	—	(0.68)	(0.68)	9.65	(64.83)	21,548	2.50		2.51		(0.36)		94
Year ended 10/31/07	10.92	(0.14)	17.58	17.44	(0.07)	—	(0.07)	28.29	160.52	127,122	2.60		2.61		(0.71)		102

Class Y
Six months ended 04/30/12	17.58	(0.13)	0.88	0.75	(0.16)	—	(0.16)	18.17	4.34	5,313	1.53	(e)	1.53	(e)	(1.48	)(e)	44
Year ended 10/31/11	22.01	0.17	(4.51)	(4.34)	(0.09)	—	(0.09)	17.58	(19.78)	6,483	1.42		1.42		0.82		97
Year ended 10/31/10	18.23	0.10	3.85	3.95	(0.17)	—	(0.17)	22.01	21.76	11,638	1.42		1.42		0.55		100
Year ended 10/31/09	9.82	0.16	8.30	8.46	(0.05)	—	(0.05)	18.23	86.55	5,637	1.64		1.65		1.08		98
Period ended 10/31/08(f)	12.02	0.00	(2.20)	(2.20)	—	—	—	9.82	(18.30)	569	1.80	(g)	1.81	(g)	0.34	(g)	94

Institutional Class
Six months ended 04/30/12	17.61	(0.11)	0.88	0.77	(0.21)	—	(0.21)	18.17	4.44	824	1.29	(e)	1.29	(e)	(1.24	)(e)	44
Year ended 10/31/11	22.04	0.21	(4.51)	(4.30)	(0.13)	—	(0.13)	17.61	(19.61)	770	1.23		1.23		1.01		97
Year ended 10/31/10	18.25	0.14	3.86	4.00	(0.21)	—	(0.21)	22.04	22.04	982	1.25		1.25		0.72		100
Year ended 10/31/09	9.91	0.20	8.33	8.53	(0.19)	—	(0.19)	18.25	87.28	599	1.27		1.28		1.45		98
Year ended 10/31/08	28.72	0.17	(18.25)	(18.08)	(0.05)	(0.68)	(0.73)	9.91	(64.37)	259	1.26		1.27		0.88		94
Year ended 10/31/07	10.99	0.09	17.74	17.83	(0.10)	—	(0.10)	28.72	163.45	3,658	1.35		1.36		0.53		102

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the six months ended April 30, 2012 and the years ended October 31, 2011, 2010 and 2009, respectively. Redemption fees added to shares of beneficial interest for Class A, Class B, Class C and Institutional Class shares were $0.02 and $0.03 per share for the years ended October 31, 2008 and 2007, respectively.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $96,787, $13,052, $30,525, $6,437 and $792 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

14        Invesco China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,041.60	$9.04	$1,016.01	$8.92	1.78%

B	1,000.00	1,038.10	12.82	1,012.28	12.66	2.53

C	1,000.00	1,037.60	12.82	1,012.28	12.66	2.53

Y	1,000.00	1,043.40	7.77	1,017.26	7.67	1.53

Institutional	1,000.00	1,044.40	6.56	1,018.45	6.47	1.29

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

15        Invesco China Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

CHI-SAR-1	Invesco Distributors, Inc.

Invesco Developing Markets Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: GTDDX ▪ B: GTDBX ▪ C: GTDCX ▪ Y: GTDYX ▪ Institutional: GTDIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	9.29%

Class B Shares	8.89

Class C Shares	8.86

Class Y Shares	9.42

Institutional Class Shares	9.52

MSCI EAFE Index▼ (Broad Market Index)	2.44

MSCI Emerging Markets Index▼ (Style-Specific Index)	3.93

Lipper Emerging Market Funds Index▼ (Peer Group Index)	5.92

Source: ▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries.
     The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (1/11/94)	6.09%

10 Years	14.92

5 Years	3.71

1 Year	-9.67

Class B Shares

Inception (11/3/97)	7.88%

10 Years	14.97

5 Years	3.76

1 Year	-9.79

Class C Shares

Inception (3/1/99)	12.48%

10 Years	14.79

5 Years	4.11

1 Year	-6.08

Class Y Shares

10 Years	15.67%

5 Years	5.07

1 Year	-4.15

Institutional Class Shares

10 Years	15.92%

5 Years	5.36

1 Year	-3.99
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (1/11/94)	6.11%

10 Years	14.95

5 Years	4.56

1 Year	-6.06

Class B Shares

Inception (11/3/97)	7.92%

10 Years	14.98

5 Years	4.64

1 Year	-6.15

Class C Shares

Inception (3/1/99)	12.56%

10 Years	14.80

5 Years	4.97

1 Year	-2.31

Class Y Shares

10 Years	15.69%

5 Years	5.93

1 Year	-0.35

Institutional Class Shares

10 Years	15.93%

5 Years	6.23

1 Year	-0.18
principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.47%, 2.22%, 2.22%, 1.22% and 1.04%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund's share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses in the past, performance would have been lower.

3	Invesco Developing Markets Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We've continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We've also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we've always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world's wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you'll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco's website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short – and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Developing Markets Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.49%
Brazil–16.00%
Banco Bradesco S.A.–ADR	6,169,492	$98,896,956

BR Malls Participacoes S.A.	3,254,100	40,234,372

CETIP S.A.	1,050,600	16,154,595

Cielo S.A.	2,888,256	86,791,676

Cielo S.A.(a)	288,000	8,654,358

Diagnosticos da America S.A.	5,521,100	39,550,257

Duratex S.A.	5,911,240	34,744,628

MRV Engenharia e Participacoes S.A.	3,749,900	21,922,795

OGX Petroleo e Gas Participacoes S.A.(b)	2,175,100	15,193,168

Petroleo Brasileiro S.A.–ADR	1,759,231	38,984,559

Totvs S.A.	1,099,100	21,341,748

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	904,330	13,900,722

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.(a)	246,510	3,789,178

Wilson Sons Ltd.–BDR	434,100	6,492,705

Wilson Sons Ltd.–BDR(a)	528,500	7,904,618

		454,556,335

Canada–1.18%
Niko Resources Ltd.	797,890	33,618,325

China–9.38%
Anta Sports Products Ltd.	27,922,000	27,603,142

CNOOC Ltd.	15,960,000	33,822,960

Industrial & Commercial Bank of China Ltd.–Class H	156,207,000	103,813,048

Lee & Man Paper Manufacturing Ltd.	64,957,000	30,294,881

NetEase.com Inc.–ADR(b)	451,505	27,234,782

Stella International Holdings Ltd.	11,189,000	29,708,117

Want Want China Holdings Ltd.	11,449,000	14,048,215

		266,525,145

Czech Republic–0.60%
CEZ A.S.	423,574	17,083,713

Egypt–0.77%
Centamin PLC(b)	8,609,967	9,413,610

Egyptian Financial Group–Hermes Holding(b)	5,496,735	12,329,941

		21,743,551

Hong Kong–2.43%
China Mobile Ltd.	4,852,500	53,756,138

Galaxy Entertainment Group Ltd.(b)	4,916,000	15,283,283

		69,039,421

Indonesia–5.54%
PT Bank Central Asia Tbk	24,954,000	21,725,670

PT Indocement Tunggal Prakarsa Tbk	8,427,000	16,520,893

PT Perusahaan Gas Negara	115,102,000	41,970,545

PT Telekomunikasi Indonesia Tbk	83,634,000	77,319,036

		157,536,144

Israel–1.92%
Israel Chemicals Ltd.	2,340,143	26,777,206

Teva Pharmaceutical Industries Ltd.–ADR	606,015	27,719,126

		54,496,332

Luxembourg–0.33%
Millicom International Cellular S.A.–SDR	88,216	9,372,811

Malaysia–3.20%
Parkson Holdings Berhad	23,173,008	39,736,114

Public Bank Berhad	11,351,900	51,294,465

		91,030,579

Mexico–9.24%
America Movil S.A.B de C.V.–Series L–ADR	2,502,344	66,687,468

Fomento Economico Mexicano, S.A.B. de C.V.–ADR	1,038,921	84,422,720

Grupo Financiero BanCrecer S.A. de C.V.–Series B(b)	1	0

Grupo Televisa S.A.B.–ADR	2,744,193	60,289,920

Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	25,088,670	51,136,118

		262,536,226

Netherlands–0.58%
VimpelCom Ltd.–ADR	1,605,246	16,357,457

Nigeria–1.16%
Zenith Bank PLC	365,351,256	32,868,730

Peru–2.40%
Credicorp Ltd.	520,590	68,150,437

Philippines–7.42%
Ayala Corp.	5,806,692	59,068,822

Energy Development Corp.	241,801,150	33,763,883

Energy Development Corp.(a)	4,528,750	632,372

Philippine Long Distance Telephone Co.	1,139,750	69,839,711

SM Investments Corp.	2,878,838	47,557,100

		210,861,888

Russia–3.85%
Gazprom OAO–ADR	2,885,855	33,302,767

Mobile TeleSystems–ADR	900,733	17,618,337

Sberbank of Russia	9,047,559	28,967,314

TNK–BP Holding	9,963,140	29,603,478

		109,491,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Developing Markets Fund

	Shares	Value

South Africa–3.92%
AngloGold Ashanti Ltd.–ADR	741,641	$25,497,617

Naspers Ltd.–Class N	1,095,787	66,061,982

Sasol Ltd.	418,828	19,910,541

		111,470,140

South Korea–4.19%
Hyundai Department Store Co., Ltd.	160,197	22,538,374

MegaStudy Co., Ltd.	177,086	16,484,051

NHN Corp.	267,474	60,439,618

S1 Corp.	392,082	19,582,714

		119,044,757

Taiwan–3.71%
Taiwan Semiconductor Manufacturing Co. Ltd.	25,703,000	76,036,807

Wistron Corp.	19,658,534	29,314,435

		105,351,242

Thailand–5.53%
BEC World PCL	11,660,500	19,535,320

CP ALL PCL	4,254,100	10,552,216

Kasikornbank PCL	13,619,100	72,215,787

Siam Commercial Bank PCL	11,249,800	54,886,678

		157,190,001

Turkey–4.02%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,621,889	22,855,863

Eczacibasi Ilac Sanayi ve Ticaret A.S.	10,175,924	12,457,004

Haci Omer Sabanci Holding A.S.	14,913,764	61,988,543

Tupras-Turkiye Petrol Rafinerileri A.S.	812,408	17,000,314

		114,301,724

United Kingdom–1.12%
African Barrick Gold Ltd.	5,456,721	31,824,457

Total Common Stocks & Other Equity Interests (Cost $2,066,607,122)		2,514,451,311

Preferred Stocks–1.24%
Brazil–1.24%
Companhia de Transmissao de Energia Eletrica Paulista–Pfd. (Cost $29,495,450)	1,100,800	35,268,350

Money Market Funds–10.46%
Liquid Assets Portfolio–Institutional Class(c)	148,538,597	148,538,597

Premier Portfolio–Institutional Class(c)	148,538,597	148,538,597

Total Money Market Funds (Cost $297,077,194)		297,077,194

TOTAL INVESTMENTS–100.19% (Cost $2,393,179,766)		2,846,796,855

OTHER ASSETS LESS LIABILITIES–(0.19)%		(5,313,655)

NET ASSETS–100.00%		$2,841,483,200

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– British Deposit Receipt
Pfd.	– Preferred
SDR	– Swedish Depositary Receipt

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $20,980,526, which represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Financials	25.4%

Consumer Discretionary	11.2

Telecommunication Services	11.0

Information Technology	10.9

Energy	7.8

Consumer Staples	6.4

Materials	6.2

Utilities	4.5

Industrials	3.5

Health Care	2.8

Money Market Funds Plus Other Assets Less Liabilities	10.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Developing Markets Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $2,096,102,572)	$2,549,719,661

Investments in affiliated money market funds, at value and cost	297,077,194

Total investments, at value (Cost $2,393,179,766)	2,846,796,855

Foreign currencies, at value (Cost $8,299,634)	8,208,811

Receivable for:
Investments sold	8,444,775

Fund shares sold	9,768,149

Dividends	6,731,464

Investment for trustee deferred compensation and retirement plans	51,471

Other assets	56,625

Total assets	2,880,058,150

Liabilities:
Payable for:
Investments purchased	17,352,865

Fund shares reacquired	6,047,140

Accrued fees to affiliates	1,534,030

Accrued foreign taxes	12,491,147

Accrued other operating expenses	951,640

Trustee deferred compensation and retirement plans	198,128

Total liabilities	38,574,950

Net assets applicable to shares outstanding	$2,841,483,200

Net assets consist of:
Shares of beneficial interest	$2,507,219,233

Undistributed net investment income	4,834,371

Undistributed net realized gain (loss)	(124,105,346)

Unrealized appreciation	453,534,942

$2,841,483,200

Net Assets:
Class A	$1,412,407,670

Class B	$66,739,990

Class C	$207,060,870

Class Y	$582,487,756

Institutional Class	$572,786,914

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	43,761,776

Class B	2,128,267

Class C	6,610,991

Class Y	18,003,272

Institutional Class	17,729,626

Class A:
Net asset value per share	$32.27

Maximum offering price per share (Net asset value of $32.27 divided by 94.50%)	$34.15

Class B:
Net asset value and offering price per share	$31.36

Class C:
Net asset value and offering price per share	$31.32

Class Y:
Net asset value and offering price per share	$32.35

Institutional Class:
Net asset value and offering price per share	$32.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Developing Markets Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,820,504)	$26,437,457

Dividends from affiliated money market funds	166,748

Total investment income	26,604,205

Expenses:
Advisory fees	11,418,210

Administrative services fees	264,024

Custodian fees	978,694

Distribution fees:

Class A	1,707,326

Class B	339,853

Class C	1,019,354

Transfer agent fees — A, B, C and Y	2,286,875

Transfer agent fees — Institutional	88,895

Trustees’ and officers’ fees and benefits	89,550

Other	259,175

Total expenses	18,451,956

Less: Fees waived and expense offset arrangement(s)	(171,137)

Net expenses	18,280,819

Net investment income	8,323,386

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net tax on the sale of foreign investments of $571,465)	6,612,857

Foreign currencies (net of currency tax of $156,739)	(211,480)

6,401,377

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holding of $(5,505,052))	216,685,354

Foreign currencies	238,006

216,923,360

Net realized and unrealized gain	223,324,737

Net increase in net assets resulting from operations	$231,648,123

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Developing Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$8,323,386	$27,062,882

Net realized gain	6,401,377	56,074,961

Change in net unrealized appreciation (depreciation)	216,923,360	(291,001,520)

Net increase (decrease) in net assets resulting from operations	231,648,123	(207,863,677)

Distributions to shareholders from net investment income:
Class A	(10,421,614)	(9,655,142)

Class B	—	(81,586)

Class C	—	(302,676)

Class Y	(4,137,451)	(2,082,680)

Institutional Class	(5,752,226)	(3,283,825)

Total distributions from net investment income	(20,311,291)	(15,405,909)

Distributions to shareholders from net realized gains:
Class A	(26,956,403)	(1,390,785)

Class B	(1,403,045)	(63,154)

Class C	(4,146,527)	(234,307)

Class Y	(7,951,518)	(237,094)

Institutional Class	(9,449,973)	(331,608)

Total distributions from net realized gains	(49,907,466)	(2,256,948)

Share transactions–net:
Class A	(59,333,983)	169,724,959

Class B	(8,636,522)	17,998,997

Class C	(19,919,642)	13,263,172

Class Y	189,826,382	183,120,381

Institutional Class	68,682,607	198,584,898

Net increase in net assets resulting from share transactions	170,618,842	582,692,407

Net increase in net assets	332,048,208	357,165,873

Net assets:
Beginning of period	2,509,434,992	2,152,269,119

End of period (includes undistributed net investment income of $4,834,371 and $16,822,276, respectively)	$2,841,483,200	$2,509,434,992

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s objective is to provide long-term growth of capital.

9        Invesco Developing Markets Fund

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

10        Invesco Developing Markets Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Developing Markets Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.10%, 2.85%, 2.85%, 1.85% and 1.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $168,821.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $27,675 in front-end sales commissions from the sale of Class A shares and $910, $47,187 and $5,664 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12        Invesco Developing Markets Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Brazil	$489,824,685	$—	$—	$489,824,685

Canada	33,618,325	—	—	33,618,325

China	98,594,256	167,930,889	—	266,525,145

Czech Republic	17,083,713	—	—	17,083,713

Egypt	21,743,551	—	—	21,743,551

Hong Kong	53,756,138	15,283,283	—	69,039,421

Indonesia	—	157,536,144	—	157,536,144

Israel	27,719,126	26,777,206	—	54,496,332

Luxembourg	9,372,811	—	—	9,372,811

Malaysia	51,294,465	39,736,114	—	91,030,579

Mexico	262,536,226		0	262,536,226

Netherlands	16,357,457	—	—	16,357,457

Nigeria	32,868,730	—	—	32,868,730

Peru	68,150,437	—	—	68,150,437

Philippines	—	210,861,888	—	210,861,888

Russia	79,888,418	29,603,478	—	109,491,896

South Africa	111,470,140	—	—	111,470,140

South Korea	—	119,044,757	—	119,044,757

Taiwan	—	105,351,242	—	105,351,242

Thailand	137,654,681	19,535,320	—	157,190,001

Turkey	97,301,410	17,000,314	—	114,301,724

United Kingdom	31,824,457	—	—	31,824,457

United States	297,077,194	—	—	297,077,194

Total Investments	$1,938,136,220	$908,660,635	$0	$2,846,796,855

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,316.

13        Invesco Developing Markets Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid legal fees of $353 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $14,997,570 of capital loss carryforward in the fiscal year ending October 31, 2012.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$4,060,986

October 31, 2017	118,971,060

Total capital loss carryforward	$123,032,046

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that realized gains as of May 23, 2011, the date of reorganization of Invesco Van Kampen Emerging Markets Fund into the Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $214,434,750 and $165,351,935, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$587,028,439

Aggregate unrealized (depreciation) of investment securities	(143,755,420)

Net unrealized appreciation of investment securities	$443,273,019

Cost of investments for tax purposes is $2,403,523,836.

14        Invesco Developing Markets Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	4,659,681	$143,967,309	13,333,166	$433,592,819

Class B	19,077	579,542	155,249	4,938,533

Class C	214,443	6,458,432	887,004	28,089,901

Class Y	8,669,369	269,853,393	9,216,332	290,951,222

Institutional Class	3,495,190	108,279,812	8,809,593	283,606,556

Issued as reinvestment of dividends:
Class A	1,255,836	36,369,007	315,280	10,271,799

Class B	48,827	1,377,904	4,409	139,971

Class C	142,879	4,027,764	16,274	516,198

Class Y	392,481	11,385,861	65,534	2,138,366

Institutional Class	440,289	12,741,950	85,579	2,786,443

Automatic conversion of Class B shares to Class A shares:
Class A	141,285	4,343,664	222,739	7,105,741

Class B	(143,976)	(4,343,664)	(229,422)	(7,105,741)

Issued in connection with acquisitions(b)
	—	—	7,097,789	236,300,576

Class B	—	—	1,067,847	34,530,890

Class C	—	—	1,534,925	49,580,803

Class Y	—	—	275,332	9,192,213

Institutional Class	—	—	373	12,436

Reacquired:(c)
Class A	(7,976,778)	(244,013,963)	(16,179,102)	(517,545,976)

Class B	(211,402)	(6,250,304)	(468,601)	(14,504,656)

Class C	(1,025,366)	(30,405,838)	(2,090,600)	(64,923,730)

Class Y	(3,002,414)	(91,412,872)	(3,744,182)	(119,161,420)

Institutional Class	(1,694,275)	(52,339,155)	(2,724,182)	(87,820,537)

Net increase in share activity	5,425,146	$170,618,842	17,651,336	$582,692,407

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on May 23, 2011 the Fund acquired all the net assets of Invesco Van Kampen Emerging Markets Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2011 and by the shareholders of Invesco Developing Markets Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 9,976,265 shares of the Fund for 21,482,018 shares outstanding of Invesco Van Kampen Emerging Markets Fund as of the close of business on May 20, 2011. Each class of Invesco Van Kampen Emerging Markets Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen Emerging Markets Fund to the net asset value of the Fund at the close of business on May 20, 2011. Invesco Van Kampen Emerging Markets Fund’s net assets at that date of $329,616,919, including $44,451,279 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before and after the acquisition were $2,373,704,608 and $2,703,321,527, respectively.
(c)	Net of redemption fees of $39,962 and $162,747 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

15        Invesco Developing Markets Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)(b)	operations	income	gains	distributions	of period	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$30.38	$0.09	$2.63	$2.72	$(0.23)	$(0.60)	$(0.83)	$32.27	9.26%	$1,412,408	1.46	%(e)	1.47	%(e)	0.58	%(e)	7%
Year ended 10/31/11	33.15	0.36	(2.87)	(2.51)	(0.23)	(0.03)	(0.26)	30.38	(7.62)	1,388,008	1.45		1.47		1.11		17
Year ended 10/31/10	25.61	0.33	7.54	7.87	(0.33)	—	(0.33)	33.15	31.04	1,355,604	1.52		1.53		1.17		22
Year ended 10/31/09	16.28	0.27	9.80	10.07	(0.33)	(0.41)	(0.74)	25.61	65.27	904,273	1.66		1.71		1.35		28
Year ended 10/31/08	37.97	0.37	(20.45)	(20.08)	(0.23)	(1.38)	(1.61)	16.28	(55.04)	401,275	1.59		1.60		1.26		27
Year ended 10/31/07	23.80	0.27	13.96	14.23	(0.06)	—	(0.06)	37.97	59.90	1,152,814	1.57		1.61		0.89		41

Class B
Six months ended 04/30/12	29.42	(0.02)	2.56	2.54	—	(0.60)	(0.60)	31.36	8.85	66,740	2.21	(e)	2.22	(e)	(0.17	)(e)	7
Year ended 10/31/11	32.16	0.11	(2.78)	(2.67)	(0.04)	(0.03)	(0.07)	29.42	(8.30)	71,066	2.20		2.22		0.36		17
Year ended 10/31/10	24.92	0.12	7.33	7.45	(0.21)	—	(0.21)	32.16	30.07	60,657	2.27		2.28		0.42		22
Year ended 10/31/09	15.69	0.11	9.59	9.70	(0.06)	(0.41)	(0.47)	24.92	64.01	49,822	2.41		2.46		0.60		28
Year ended 10/31/08	36.72	0.15	(19.74)	(19.59)	(0.06)	(1.38)	(1.44)	15.69	(55.36)	32,309	2.34		2.35		0.51		27
Year ended 10/31/07	23.14	0.04	13.54	13.58	—	—	—	36.72	58.69	103,476	2.32		2.36		0.14		41

Class C
Six months ended 04/30/12	29.38	(0.02)	2.56	2.54	—	(0.60)	(0.60)	31.32	8.86	207,061	2.21	(e)	2.22	(e)	(0.17	)(e)	7
Year ended 10/31/11	32.12	0.11	(2.78)	(2.67)	(0.04)	(0.03)	(0.07)	29.38	(8.31)	213,879	2.20		2.22		0.36		17
Year ended 10/31/10	24.89	0.12	7.32	7.44	(0.21)	—	(0.21)	32.12	30.07	222,634	2.27		2.28		0.42		22
Year ended 10/31/09	15.67	0.11	9.58	9.69	(0.06)	(0.41)	(0.47)	24.89	64.03	139,845	2.41		2.46		0.60		28
Year ended 10/31/08	36.68	0.15	(19.72)	(19.57)	(0.06)	(1.38)	(1.44)	15.67	(55.37)	76,853	2.34		2.35		0.51		27
Year ended 10/31/07	23.12	0.04	13.52	13.56	—	—	—	36.68	58.65	219,121	2.32		2.36		0.14		41

Class Y
Six months ended 04/30/12	30.50	0.13	2.63	2.76	(0.31)	(0.60)	(0.91)	32.35	9.39	582,488	1.21	(e)	1.22	(e)	0.83	(e)	7
Year ended 10/31/11	33.26	0.44	(2.88)	(2.44)	(0.29)	(0.03)	(0.32)	30.50	(7.39)	364,320	1.20		1.22		1.36		17
Year ended 10/31/10	25.66	0.41	7.56	7.97	(0.37)	—	(0.37)	33.26	31.41	203,884	1.27		1.28		1.42		22
Year ended 10/31/09	16.29	0.37	9.75	10.12	(0.34)	(0.41)	(0.75)	25.66	65.56	52,993	1.41		1.46		1.60		28
Year ended 10/31/08(f)	20.65	0.02	(4.38)	(4.36)	—	—	—	16.29	(21.11)	1,854	1.36	(g)	1.37	(g)	1.49	(g)	27

Institutional Class
Six months ended 04/30/12	30.48	0.16	2.63	2.79	(0.36)	(0.60)	(0.96)	32.31	9.52	572,787	1.02	(e)	1.03	(e)	1.02	(e)	7
Year ended 10/31/11	33.22	0.49	(2.87)	(2.38)	(0.33)	(0.03)	(0.36)	30.48	(7.24)	472,161	1.02		1.04		1.54		17
Year ended 10/31/10	25.63	0.48	7.52	8.00	(0.41)	—	(0.41)	33.22	31.59	309,491	1.11		1.12		1.58		22
Year ended 10/31/09	16.40	0.37	9.77	10.14	(0.50)	(0.41)	(0.91)	25.63	66.01	32,279	1.17		1.19		1.84		28
Year ended 10/31/08	38.17	0.51	(20.56)	(20.05)	(0.34)	(1.38)	(1.72)	16.40	(54.81)	11,589	1.12		1.13		1.73		27
Year ended 10/31/07	23.91	0.41	14.00	14.41	(0.15)	—	(0.15)	38.17	60.59	30,734	1.12		1.16		1.34		41

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $179,562,130 and sold of $2,725,925 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Emerging Markets Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $1,373,366, $68,344, $204,991, $462,123 and $513,858 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,092.90	$7.75	$1,017.45	$7.47	1.49%

B	1,000.00	1,088.90	11.63	1,013.72	11.22	2.24

C	1,000.00	1,088.60	11.63	1,013.72	11.22	2.24

Y	1,000.00	1,094.20	6.46	1,018.70	6.22	1.24

Institutional	1,000.00	1,095.20	5.07	1,019.79	5.12	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Developing Markets Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

DVM-SAR-1      Invesco Distributors, Inc.

Invesco Emerging Markets Equity Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: IEMAX ▪ C: IEMCX ▪ R: IEMRX ▪ Y: IEMYX ▪ Institutional: IEMIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.52%

Class C Shares	2.38

Class R Shares	2.42

Class Y Shares	2.74

Institutional Class Shares	2.74

MSCI EAFE Index▼(Broad Market Index)	2.44

MSCI Emerging Markets Index▼(Style-Specific Index)	3.93

Lipper Emerging Markets Funds Index▼(Peer Group Index)	5.92

Source: ▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Emerging Markets Index® is an unmanaged index considered representative of stocks of developing countries.
     The Lipper Emerging Markets Funds Index is an unmanaged index considered representative of emerging markets funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (5/31/11)	-21.80%

Class C Shares

Inception (5/31/11)	-18.50%

Class R Shares

Inception (5/31/11)	-17.45%

Class Y Shares

Inception (5/31/11)	-17.09%

Institutional Class Shares

Inception (5/31/11)	-17.09%
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (5/31/11)	-20.65%

Class C Shares

Inception (5/31/11)	-17.30%

Class R Shares

Inception (5/31/11)	-16.13%

Class Y Shares

Inception (5/31/11)	-15.87%

Institutional Class Shares

Inception (5/31/11)	-15.87%
of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 1.91%, 2.66%, 2.16%, 1.66% and 1.66%, respectively. 1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 5.34%, 6.09%, 5.59%, 5.09% and 4.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.
1 Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2013. See current prospectus for more information.

2	Invesco Emerging Markets Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Emerging Markets Equity Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Foreign Stocks & Other Equity Interests–97.00%
Brazil–11.50%
Banco do Brasil S.A.	17,100	$212,236

Banco Santander Brasil S.A.(a)	25,700	208,648

Companhia Energetica de Minas Gerais–ADR	3,716	91,674

Companhia Paranaense de Energia-Copel–PFD	14,500	363,813

PDG Realty SA Empreendimentos e Participacoes	81,400	191,379

Petroleo Brasileiro S.A.–ADR	24,425	574,964

Vale S.A.–ADR	17,306	384,193

		2,026,907

China–12.19%
China Communications Construction Co. Ltd.–Class H	367,000	366,126

China Construction Bank Corp.–Class H	576,000	446,388

China Dongxiang Group Co.	943,000	127,252

China Minsheng Banking Corp., Ltd.–Class H	516,500	533,892

CNOOC Ltd.	232,000	491,662

KWG Property Holding Ltd.	278,500	182,709

		2,148,029

Hong Kong–4.06%
China Mobile Ltd.	64,500	714,533

India–1.97%
Tata Motors Ltd.–ADR	11,680	347,480

Indonesia–1.37%
Telekomunikasi Indonesia Tbk PT	260,500	240,830

Ireland–2.12%
Dragon Oil PLC	39,321	374,339

Mexico–2.68%
America Movil SAB. de C.V.–Series L	353,200	471,526

Poland–2.04%
KGHM Polska Miedz S.A.	8,135	358,878

Russia–6.74%
Gazprom OAO–ADR	26,825	309,560

JSFC Sistema–REGS–GDR(b)	15,209	288,971

Magnitogorsk Iron & Steel Works–REGS–GDR(b)	36,634	193,428

Rosneft Oil Co.–REGS–GDR(b)	55,387	395,186

		1,187,145

South Africa–10.85%
Sasol Ltd.	9,071	431,224

Standard Bank Group Ltd.	32,360	477,885

Steinhoff International Holdings Ltd.(c)	156,373	570,729

Tiger Brands Ltd.	11,783	432,178

		1,912,016

South Korea–20.13%
Dongbu Insurance Co., Ltd.	8,405	335,086

Hyundai Mipo Dockyard Co., Ltd.	2,525	271,371

Hyundai Mobis	2,235	603,535

KT&G Corp.	5,809	398,873

POSCO	1,371	455,532

Samsung Electronics Co., Ltd.	678	830,219

Shinhan Financial Group Co., Ltd.	9,397	326,530

SK Telecom Co., Ltd.–ADR	24,035	324,953

		3,546,099

Taiwan–6.28%
AU Optronics Corp.–ADR	36,588	164,280

HTC Corp.	14,137	212,716

Powertech Technology Inc.	174,900	296,180

Unimicron Technology Corp.	166,000	187,912

Wistron Corp.	164,000	244,554

		1,105,642

Thailand–4.86%
Bangkok Bank Public Co. Ltd.–NVDR	88,100	546,282

PTT PCL	27,300	310,143

		856,425

Turkey–0.78%
Asya Katilim Bankasi AS(c)	135,808	138,290

United Kingdom–2.20%
Eurasian Natural Resources Corp.	42,553	387,631

United States–7.23%
PowerShares India Portfolio–ETF(d)	17,231	307,401

WisdomTree India Earnings Fund–ETF	38,200	700,206

iShares MSCI Emerging Markets Index–ETF	6,300	265,860

		1,273,467

Total Foreign Stocks & Other Equity Interests (Cost $17,994,157)		17,089,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Emerging Markets Equity Fund

	Shares	Value

Money Market Funds–3.30%
Liquid Assets Portfolio–Institutional Class(e)	291,212	$291,212

Premier Portfolio–Institutional Class(e)	291,212	291,212

Total Money Market Funds (Cost $582,424)		582,424

TOTAL INVESTMENTS–100.30% (Cost $18,576,581)		17,671,661

OTHER ASSETS LESS LIABILITIES–(0.30)%		(53,060)

NET ASSETS–100.00%		$17,618,601

Investment Abbreviations:

ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PFD	– Preferred
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $877,585, which represented 4.98% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The Exchange Traded Fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Financials	20.8%

Energy	16.4

Telecommunication Services	11.6

Information Technology	11.0

Materials	10.1

Consumer Discretionary	8.5

Unknown	5.7

Industrials	5.6

Consumer Staples	4.7

Utilities	2.6

Money Market Funds Plus Other Assets Less Liabilities	3.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Emerging Markets Equity Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $17,994,157)	$17,089,237

Investments in affiliated money market funds, at value and cost	582,424

Total investments, at value (Cost $18,576,581)	17,671,661

Foreign currencies, at value (Cost $97,264)	97,966

Receivable for:
Investments sold	137,923

Fund shares sold	57,632

Dividends	50,178

Investment for trustee deferred compensation and retirement plans	3,115

Other assets	62,806

Total assets	18,081,281

Liabilities:
Payable for:
Investments purchased	240,639

Fund shares reacquired	82,379

Accrued fees to affiliates	89,342

Accrued other operating expenses	47,205

Trustee deferred compensation and retirement plans	3,115

Total liabilities	462,680

Net assets applicable to shares outstanding	$17,618,601

Net assets consist of:
Shares of beneficial interest	$18,996,101

Undistributed net investment income	9,492

Undistributed net realized gain (loss)	(481,523)

Unrealized appreciation (depreciation)	(905,469)

$17,618,601

Net Assets:
Class A	$8,312,162

Class C	$1,390,394

Class R	$19,023

Class Y	$197,977

Institutional Class	$7,699,045

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,016,986

Class C	170,640

Class R	2,330

Class Y	24,243

Institutional Class	942,198

Class A:
Net asset value per share	$8.17

Maximum offering price per share
(Net asset value of $8.17 divided by 94.50%)	$8.65

Class C:
Net asset value and offering price per share	$8.15

Class R:
Net asset value and offering price per share	$8.16

Class Y:
Net asset value and offering price per share	$8.17

Institutional Class:
Net asset value and offering price per share	$8.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Emerging Markets Equity Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $13,312)	$148,602

Dividends from affiliated money market funds	405

Total investment income	149,007

Expenses:
Advisory fees	66,648

Administrative services fees	24,863

Custodian fees	23,205

Distribution fees:
Class A	7,344

Class C	3,339

Class R	33

Transfer agent fees — A, C, R and Y	10,407

Transfer agent fees — Institutional	266

Trustees’ and officers’ fees and benefits	11,307

Registration and filing fees	51,713

Professional services fees	31,764

Other	17,997

Total expenses	248,886

Less: Fees waived and expenses reimbursed	(124,527)

Net expenses	124,359

Net investment income	24,648

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(313,150)

Foreign currencies	9,983

(303,167)

Change in net unrealized appreciation (depreciation) of:
Investment securities	438,661

Foreign currencies	(767)

437,894

Net realized and unrealized gain	134,727

Net increase in net assets resulting from operations	$159,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Emerging Markets Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$24,648	$26,878

Net realized gain (loss)	(303,167)	(144,160)

Change in net unrealized appreciation (depreciation)	437,894	(1,343,363)

Net increase (decrease) in net assets resulting from operations	159,375	(1,460,645)

Distributions to shareholders from net investment income:
Class A	(32,643)	—

Class C	(1,371)	—

Class R	(61)	—

Class Y	(375)	—

Institutional Class	(76,092)	—

Total distributions from net investment income	(110,542)	—

Distributions to shareholders from net realized gains:
Class A	(17,089)	—

Class C	(1,067)	—

Class R	(36)	—

Class Y	(156)	—

Institutional Class	(31,730)	—

Total distributions from net realized gains	(50,078)	—

Share transactions–net:
Class A	4,343,228	4,734,437

Class C	1,188,808	251,618

Class R	10,278	10,813

Class Y	164,269	35,943

Institutional Class	(107,939)	8,449,036

Net increase in net assets resulting from share transactions	5,598,644	13,481,847

Net increase in net assets	5,597,399	12,021,202

Net assets:
Beginning of period	12,021,202	—

End of period (includes undistributed net investment income of $9,492 and $95,386, respectively)	$17,618,601	$12,021,202

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Markets Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long term growth of capital.

8        Invesco Emerging Markets Equity Fund

  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDCS. Class R, Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9        Invesco Emerging Markets Equity Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10        Invesco Emerging Markets Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 1.85%, 2.60%, 2.10%, 1.60% and 1.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $113,855 and reimbursed Class level expenses of $9,200, $1,046, $20, $141 and $265 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $4,544 in front-end sales commissions from the sale of Class A shares and $13 and $37 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11        Invesco Emerging Markets Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Brazil	$2,026,907	$—	$—	$2,026,907

China	—	2,148,029	—	2,148,029

Hong Kong	714,533	—	—	714,533

India	347,480	—	—	347,480

Indonesia	—	240,830	—	240,830

Ireland	374,339	—	—	374,339

Mexico	471,526	—	—	471,526

Poland	—	358,878	—	358,878

Russia	1,187,145	—	—	1,187,145

South Africa	1,912,016	—	—	1,912,016

South Korea	1,179,358	2,366,741	—	3,546,099

Taiwan	164,280	941,362	—	1,105,642

Thailand	310,143	546,282	—	856,425

Turkey	—	138,290	—	138,290

United Kingdom	—	387,631	—	387,631

United States	1,855,891	—	—	1,855,891

	$10,543,618	$7,128,043	$—	$17,671,661

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid no legal fees for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

12        Invesco Emerging Markets Equity Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $8,857,157 and $3,400,988, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$974,199

Aggregate unrealized (depreciation) of investment securities	(1,880,237)

Net unrealized appreciation (depreciation) of investment securities	$(906,038)

Cost of investments for tax purposes is $18,577,699.

NOTE 8—Share Information

	Summary of Share Activity

			Year ended
	Six months ended April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	659,875	$5,505,154	556,920	$5,217,786

Class C	169,986	1,418,783	30,355	260,277

Class R	1,243	10,270	1,086.4	10,813

Class Y	19,518	163,852	4,971	38,917

Institutional Class	21,303	175,807	974,359	8,587,665

Issued as reinvestment of dividends:
Class A	2,726	20,961	—	—

Class C	308	2,362	—	—

Class R	1	8	—	—

Class Y	54	417	—	—

Institutional Class	14,024	107,707	—	—

Reacquired:(b)
Class A	(143,797)	(1,182,887)	(58,738)	(483,349)

Class C	(28,941)	(232,337)	(1,068)	(8,659)

Class R	—	—	—	—

Class Y	—	—	(300)	(2,974)

Institutional Class	(49,320)	(391,453)	(18,168)	(138,629)

Net increase in share activity	666,980	$5,598,644	1,489,417.4	$13,481,847

(a)	57% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds that are also advised by Invesco.
(b)	Net of redemption fees of $1,310 and $2,312 allocated among the classes based on relative net assets of each for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

13        Invesco Emerging Markets Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$8.07	$0.01	$0.19	$0.20	$(0.07)	$(0.03)	$(0.10)	$8.17	2.52%	$8,312	1.84	%(d)	3.75	%(d)	0.25	%(d)	24%
Year ended 10/31/11(e)	10.00	0.03	(1.96)	(1.93)	—	—	—	8.07	(19.30)	4,019	1.84	(f)	5.28	(f)	0.87	(f)	16

Class C
Six months ended 04/30/12	8.05	(0.02)	0.20	0.18	(0.05)	(0.03)	(0.08)	8.15	2.25	1,390	2.59	(d)	4.50	(d)	(0.50	)(d)	24
Year ended 10/31/11(e)	10.00	0.00	(1.95)	(1.95)	—	—	—	8.05	(19.50)	236	2.59	(f)	6.03	(f)	0.12	(f)	16

Class R
Six months ended 04/30/12	8.06	(0.00)	0.19	0.19	(0.06)	(0.03)	(0.09)	8.16	2.42	19	2.09	(d)	4.00	(d)	—		24
Year ended 10/31/11(e)	10.00	0.02	(1.96)	(1.94)	—	—	—	8.06	(19.40)	9	2.09	(f)	5.53	(f)	0.62	(f)	16

Class Y
Six months ended 04/30/12	8.07	0.02	0.19	0.21	(0.08)	(0.03)	(0.11)	8.17	2.74	198	1.59	(d)	3.50	(d)	0.50	(d)	24
Year ended 10/31/11(e)	10.00	0.04	(1.97)	(1.93)	—	—	—	8.07	(19.30)	38	1.59	(f)	5.03	(f)	1.12	(f)	16

Institutional Class
Six months ended 04/30/12	8.07	0.02	0.19	0.21	(0.08)	(0.03)	(0.11)	8.17	2.74	7,699	1.59	(d)	3.20	(d)	0.50	(d)	24
Year ended 10/31/11(e)	10.00	0.04	(1.97)	(1.93)	—	—	—	8.07	(19.30)	7,720	1.59	(f)	4.86	(f)	1.12	(f)	16

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,907, $672, $13, $90 and $7,652 for Class A, Class C, Class R, Class Y and Institutional Class, respectively.
(e)	Commencement date of May 31, 2011.
(f)	Annualized.

14        Invesco Emerging Markets Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,025.20	$9.27	$1,015.71	$9.22	1.84%

C	1,000.00	1,023.80	13.03	1,011.98	12.96	2.59

R	1,000.00	1,024.20	10.52	1,014.47	10.47	2.09

Y	1,000.00	1,027.40	8.01	1,016.96	7.97	1.59

Institutional	1,000.00	1,207.40	7.93	1,016.93	8.00	1.59

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

15        Invesco Emerging Markets Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

EME-SAR-1      Invesco Distributors, Inc.

Invesco Emerging Market Local Currency Debt Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: IAEMX ▪ B: IBEMX ▪ C: ICEMX ▪ R: IREMX ▪ Y: IYEMX ▪ Institutional: IIEMX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.56%

Class B Shares	4.16

Class C Shares	4.16

Class R Shares	4.52

Class Y Shares	4.69

Institutional Class Shares	4.69

JP Morgan Government Bond Index - Emerging Markets Global Diversified▼ (Broad Market/Style-Specific Index)	4.05

Lipper Emerging Markets Debt Funds Index■ (Peer Group Index)	6.15

Source(s): ▼Invesco, Bloomberg L.P.;■ Invesco, Lipper Inc.
The JP Morgan Government Bond Index — Emerging Markets Global Diversified is a comprehensive global local emerging markets index and consists of liquid, fixed-rate, domestic-currency government bonds.
      The Lipper Emerging Markets Debt Funds Index is an unmanaged index considered representative of emerging market debt funds tracked by Lipper.
      The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (6/16/10)	6.71%

1 Year	-6.11

Class B Shares

Inception (6/16/10)	6.70%

1 Year	-6.53

Class C Shares

Inception (6/16/10)	8.66%

1 Year	-3.05

Class R Shares

Inception (6/16/10)	9.26%

1 Year	-1.58

Class Y Shares

Inception (6/16/10)	9.79%

1 Year	-1.17

Institutional Class Shares

Inception (6/16/10)	9.74%

1 Year	-1.18

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (6/16/10)	6.57%

1 Year	-2.65

Class B Shares

Inception (6/16/10)	6.60%

1 Year	-3.07

Class C Shares

Inception (6/16/10)	8.65%

1 Year	0.46

Class R Shares

Inception (6/16/10)	9.25%

1 Year	1.98

Class Y Shares

Inception (6/16/10)	9.78%

1 Year	2.40

Institutional Class Shares

Inception (6/16/10)	9.73%

1 Year	2.40

be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99% and 0.99%, respectively. 1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.86%, 2.61%, 2.61%, 2.11%, 1.61% and 1.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2013. See current prospectus for more information.

2	Invesco Emerging Market Local Currency Debt Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Emerging Market Local Currency Debt Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Principal
	Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–93.51%(a)
Brazil–9.77%
Banco Safra S.A., Sr. Unsec. Notes, 10.25%, 08/08/16(b)	BRL	1,400,000	$767,778

Oi S.A., Sr. Unsec. Notes, 9.75%, 09/15/16(b)	BRL	860,000	477,276

Brazil Notas do Tesouro Nacional, Series F, Notes, 10.00%, 01/01/21	BRL	3,700,000	1,873,782

Unsub. Notes, 10.00%, 01/01/17	BRL	1,100,000	574,689

Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	2,050,000	1,191,485

			4,885,010

Chile–0.90%
Chile Government, Sr. Unsec. Global Notes, 5.50%, 08/05/20	CLP	209,000,000	451,480

Colombia–2.10%
Colombia Government, Sr. Unsec. Global Bonds, 9.85%, 06/28/27	COP	530,000,000	440,062

Empresas Publicas de Medellin, Sr. Unsec. Bonds, 8.38%, 02/01/21(b)	COP	1,000,000,000	610,840

			1,050,902

Germany–1.02%
KFW, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 14.50%, 01/26/17	TRY	720,000	507,891

Hungary–4.76%
Hungary Government, Series 15/A, Bonds, 8.00%, 02/12/15	HUF	153,000,000	709,406

Series 17/B, Bonds, 6.75%, 02/24/17	HUF	348,500,000	1,536,955

Series 20/A, Bonds, 7.50%, 11/12/20	HUF	30,000,000	134,479

			2,380,840

Ireland–2.02%
RusHydro JSC via RusHydro Finance Ltd., Sr. Sec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	30,000,000	1,011,078

Luxembourg–2.09%
Russian Agricultural Bank OJSC Via RSHB Capital S.A., Sr. Unsec. Euro Loan Participation Notes, 7.50%, 03/25/13	RUB	30,600,000	1,047,703

Malaysia–9.35%
Malaysia Government, Series 0111, Bonds, 4.16%, 07/15/21	MYR	6,781,000	2,350,280

Series 0110, Sr. Unsec. Bonds, 3.84%, 08/12/15	MYR	1,700,000	572,413

Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	5,000,000	1,750,923

			4,673,616

Mali–1.85%
Sinochem Offshore Capital Co. Ltd., Sr. Unsec. Gtd. Euro. Notes, 1.80%, 01/18/14	CNY	6,000,000	927,311

Mexico–4.31%
Mexican Bonos, Series M20, Bonds, 10.00%, 12/05/24	MXN	21,350,000	2,154,337

Peru–3.87%
Peruvian Government, Sr. Unsec. Notes, 6.95%, 08/12/31(b)	PEN	1,800,000	759,802

8.20%, 08/12/26(b)	PEN	2,460,000	1,175,379

			1,935,181

Philippines–0.98%
Philippine Government, Sr. Unsec. Global Notes, 4.95%, 01/15/21	PHP	20,000,000	489,735

Poland–9.26%
Poland Government, Series DS1015, Bonds, 6.25%, 10/24/15	PLN	6,125,000	2,038,285

Series DS1017, Bonds, 5.25%, 10/25/17	PLN	6,855,000	2,207,414

Series 1021, Bonds, 5.75%, 10/25/21	PLN	1,175,000	382,808

			4,628,507

Russia–4.85%
Russia Foreign Bond, REGS, Sr. Unsec. Euro Bonds, 7.85%, 03/10/18(b)	RUB	55,000,000	1,961,745

Russian Agricultural Bank OJSC Via RSHB Capital S.A, Sr. Unsec. Medium-Term Euro Loan Participation Notes, 8.70%, 03/17/16	RUB	13,200,000	462,171

			2,423,916

South Africa–5.67%
South Africa Government, Series R186, Bonds, 10.50%, 12/21/26	ZAR	9,370,000	1,442,757

Series R208, Bonds, 6.75%, 03/31/21	ZAR	11,475,000	1,392,338

			2,835,095

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Emerging Market Local Currency Debt Fund

	Principal
	Amount		Value

South Korea–0.64%
Export-Import Bank of Korea, Sr. Unsec. Notes, 8.30%, 03/15/14(b)	IDR	2,850,000,000	$320,483

Supranational–7.83%
Asian Development Bank, Series 421-00-2, Sr. Unsec. Medium-Term Euro Notes, 9.00%, 06/27/13	ZAR	8,950,000	1,177,450

European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(c)	ZAR	5,600,000	454,436

Sr. Unsec. Medium-Term Global Euro Notes, 8.00%, 02/18/13	ZAR	1,330,000	173,323

European Investment Bank, Series 1629/08, Sr. Unsec. Medium-Term Euro Notes, 9.63%, 04/01/15	TRY	2,060,000	1,232,407

International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 10.00%, 03/02/17	TRY	1,400,000	878,528

			3,916,144

Thailand–4.05%
Thailand Government, Sr. Unsec. Bonds, 3.88%, 06/13/19	THB	6,875,000	226,790

4.13%, 11/18/16	THB	54,300,000	1,798,987

			2,025,777

Turkey–4.47%
Turkey Government, Bonds,
4.63%, 04/01/20	TRY	650,000	447,968

10.50%, 01/15/20	TRY	680,000	416,603

11.00%, 08/06/14	TRY	1,290,000	762,042

Unsec. Bonds, 9.50%, 01/12/22	TRY	1,040,000	608,438

			2,235,051

United Kingdom–3.97%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30	IDR	13,200,000,000	1,984,962

United States–9.75%
Citigroup Funding Inc., Unsec. Gtd. Medium-Term Euro Notes, 6.25%, 04/17/17	IDR	15,900,000,000	1,824,508

General Electric Capital Corp., Sr. Unsec. Medium-Term Euro Notes, 8.87%, 06/02/18	MXN	17,800,000	1,432,557

Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000	1,619,149

			4,876,214

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $46,839,318)			46,761,233

U.S. Dollar Denominated Bonds and Notes–0.94%
Hungary–0.94%
Hungary Government, Sr. Unsec. Global Notes, 4.75%, 02/03/15		$290,000	279,925

6.25%, 01/29/20		200,000	193,000

Total U.S. Dollar Denominated Bonds and Notes (Cost $436,134)			472,925

	Shares
Money Market Funds–2.96%
Liquid Assets Portfolio–Institutional Class(d)		739,080	739,080

Premier Portfolio–Institutional Class(d)		739,079	739,079

Total Money Market Funds (Cost $1,478,159)			1,478,159

TOTAL INVESTMENTS–97.41% (Cost $48,753,611)			48,712,317

OTHER ASSETS LESS LIABILITIES–2.59%			1,294,979

NET ASSETS–100.00%			$50,007,296

Investment Abbreviations:

BRL	– Brazillian Real
CLP	– Chilean Peso
CNY	– Chinese Yuan
COP	– Colombian Peso
Gtd.	– Guaranteed
HUF	– Hungary Forint
IDR	– Indonesian Rupiah
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peru Nuevo Sol
PHP	– Philippines Peso
PLN	– Poland Zloty
REGS	– Regulation S
RUB	– Russian Rouble
Sec.	– Secured
Sr.	– Senior
THB	– Thai Baht
TRY	– New Turkish Lira
Unsec.	– Unsecured
Unsub.	– Unsubordinated
ZAR	– South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $7,264,788, which represented 14.53% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Emerging Market Local Currency Debt Fund

Portfolio Composition

By industry, based on Net Assets
as of April 30, 2012

Sovereign Debt	59.2%

Diversified Banks	18.6

Other Diversified Financial Services	7.4

Electric Utilities	3.2

Investment Banking & Brokerage	3.2

Diversified Chemicals	1.9

Integrated Telecommunication Services	1.0

Money Market Funds Plus Other Assets Less Liabilities	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Emerging Market Local Currency Debt Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $47,275,452)	$47,234,158

Investments in affiliated money market funds, at value and cost	1,478,159

Total investments, at value (Cost $48,753,611)	48,712,317

Foreign currencies, at value (Cost $293,528)	302,776

Receivable for:
Fund shares sold	125,237

Dividends and interest	1,050,462

Investment for trustee deferred compensation and retirement plans	5,649

Other assets	55,831

Total assets	50,252,272

Liabilities:
Payable for:
Investments purchased	138,539

Fund shares reacquired	53,322

Accrued fees to affiliates	9,424

Accrued other operating expenses	36,298

Trustee deferred compensation and retirement plans	7,393

Total liabilities	244,976

Net assets applicable to shares outstanding	$50,007,296

Net assets consist of:
Shares of beneficial interest	$50,128,467

Undistributed net investment income	144,456

Undistributed net realized gain (loss)	(225,799)

Unrealized appreciation (depreciation)	(39,828)

$50,007,296

Net Assets:
Class A	$12,415,792

Class B	$894,513

Class C	$3,501,396

Class R	$632,214

Class Y	$2,182,241

Institutional Class	$30,381,140

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,270,125

Class B	91,576

Class C	358,355

Class R	64,672

Class Y	223,122

Institutional Class	3,110,531

Class A:
Net asset value per share	$9.78

Maximum offering price per share
(Net asset value of $9.78 divided by 95.25%)	$10.27

Class B:
Net asset value and offering price per share	$9.77

Class C:
Net asset value and offering price per share	$9.77

Class R:
Net asset value and offering price per share	$9.78

Class Y:
Net asset value and offering price per share	$9.78

Institutional Class:
Net asset value and offering price per share	$9.77

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Emerging Market Local Currency Debt Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Interest	$1,546,747

Dividends from affiliated money market funds	600

Total investment income	1,547,347

Expenses:
Advisory fees	175,814

Administrative services fees	24,863

Custodian fees	13,437

Distribution fees:
Class A	14,880

Class B	4,248

Class C	15,083

Class R	1,189

Transfer agent fees — A, B, C, R and Y	22,778

Transfer agent fees — Institutional	410

Trustees’ and officers’ fees and benefits	11,666

Registration and filing fees	32,873

Professional services fees	25,507

Other	19,515

Total expenses	362,263

Less: Fees waived and expenses reimbursed	(95,659)

Net expenses	266,604

Net investment income	1,280,743

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(116,816)

Foreign currencies	(88,314)

Swap agreements	1,692

(203,438)

Change in net unrealized appreciation of:
Investment securities	986,675

Foreign currencies	57,537

Swap agreements	472

1,044,684

Net realized and unrealized gain	841,246

Net increase in net assets resulting from operations	$2,121,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Emerging Market Local Currency Debt Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$1,280,743	$2,359,214

Net realized gain (loss)	(203,438)	3,326,426

Change in net unrealized appreciation (depreciation)	1,044,684	(6,828,308)

Net increase (decrease) in net assets resulting from operations	2,121,989	(1,142,668)

Distributions to shareholders from net investment income:
Class A	(931,688)	(355,179)

Class B	(60,147)	(32,336)

Class C	(221,510)	(57,061)

Class R	(30,405)	(3,770)

Class Y	(95,858)	(50,686)

Institutional Class	(2,238,632)	(2,130,960)

Total distributions from net investment income	(3,578,240)	(2,629,992)

Distributions to shareholders from net realized gains:
Class A	(295,445)	(37,695)

Class B	(19,749)	(8,132)

Class C	(73,634)	(8,445)

Class R	(9,083)	(837)

Class Y	(25,872)	(9,604)

Institutional Class	(687,065)	(476,938)

Total distributions from net realized gains	(1,110,848)	(541,651)

Share transactions–net:
Class A	288,005	12,108,990

Class B	95,746	450,075

Class C	608,278	2,967,745

Class R	260,439	351,505

Class Y	1,105,819	742,606

Institutional Class	2,939,679	(38,283,705)

Net increase (decrease) in net assets resulting from share transactions	5,297,966	(21,662,784)

Net increase (decrease) in net assets	2,730,867	(25,977,095)

Net assets:
Beginning of period	47,276,429	73,253,524

End of period (includes undistributed net investment income of $144,456 and $2,441,953, respectively)	$50,007,296	$47,276,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Emerging Market Local Currency Debt Fund

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Market Local Currency Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide total return.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

10        Invesco Emerging Market Local Currency Debt Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of

11        Invesco Emerging Market Local Currency Debt Fund

the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

12        Invesco Emerging Market Local Currency Debt Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.70%

Next $500 million	0.67%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.24%, 1.99%, 1.99%, 1.49%, 0.99% and 0.99% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Class in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $72,471 and reimbursed Fund expenses of $15,204, $1,085, $3,853, $607, $2,029 and $410 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $3,029 in front-end sales commissions from the sale of Class A shares and $306, $36 and $1,226 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13        Invesco Emerging Market Local Currency Debt Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Corporate Debt Securities	$—	$4,876,214	$—	$4,876,214

Money Market Funds	1,478,159	—	—	1,478,159

Foreign Debt Securities	—	13,225,122	—	13,225,122

Foreign Government Debt Securities	—	29,132,822	—	29,132,822

	$1,478,159	$47,234,158	$—	$48,712,317

NOTE 4—Derivative Investments

Effect of Derivative Instruments for the six months ended April 30, 2012

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Swap
Agreements*

Realized Gain
Interest rate risk	$1,692

Change in Unrealized Appreciation
Interest rate risk	472

Total	$2,164

*	The average notional value of swap agreements during the period was $9,341.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14        Invesco Emerging Market Local Currency Debt Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $6,216,675 and $4,720,186, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,503,536

Aggregate unrealized (depreciation) of investment securities	(1,544,830)

Net unrealized appreciation (depreciation) of investment securities	$(41,294)

Cost of investments for tax and financial reporting purposes is the same.

15        Invesco Emerging Market Local Currency Debt Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
	414,374	$4,035,531	1,881,707	$20,475,302

Class B	19,588	191,524	66,218	718,824

Class C	119,029	1,159,884	305,777	3,355,130

Class R	27,526	261,115	36,624	387,033

Class Y	159,306	1,542,554	163,593	1,742,215

Institutional Class	433,037	4,058,148	557,441	5,880,731

Issued as reinvestment of dividends:
Class A	108,881	1,008,464	30,411	324,846

Class B	7,249	67,294	3,533	37,552

Class C	26,889	249,721	5,105	54,298

Class R	4,130	38,486	370	3,872

Class Y	8,516	79,676	4,534	48,370

Institutional Class	314,426	2,923,967	244,747	2,606,624

Automatic conversion of Class B shares to Class A shares:
Class A	5,101	49,550	2,641	28,333

Class B	(5,104)	(49,550)	(2,643)	(28,333)

Reacquired:(b)
Class A	(501,901)	(4,805,540)	(830,917)	(8,719,491)

Class B	(11,554)	(113,522)	(26,698)	(277,968)

Class C	(84,835)	(801,327)	(41,861)	(441,683)

Class R	(4,213)	(39,162)	(3,718)	(39,400)

Class Y	(53,767)	(516,411)	(97,916)	(1,047,979)

Institutional Class	(433,017)	(4,042,436)	(4,329,405)	(46,771,060)

Net increase (decrease) in share activity	553,661	$5,297,966	(2,030,457)	$(21,662,784)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 60% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Net of redemption fees of $129 and $2,715 allocated among the classes based on relative net assets of each class for the six months ended April 30,2012 and the year ended October 31, 2011, respectively.

16        Invesco Emerging Market Local Currency Debt Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$10.36	$0.26	$0.15	$0.41	$(0.75)	$(0.24)	$(0.99)	$9.78	4.66%	$12,416	1.24	%(e)	1.80	%(e)	5.36	%(e)	10%
Year ended 10/31/11	11.11	0.53	(0.49)	0.04	(0.63)	(0.16)	(0.79)	10.36	0.34	12,886	1.23		1.86		4.97		106
Year ended 10/31/10(f)	10.00	0.21	1.07	1.28	(0.17)	—	(0.17)	11.11	12.90	1,776	1.24	(g)	1.76	(g)	5.06	(g)	22

Class B
Six months ended 04/30/12	10.35	0.22	0.16	0.38	(0.72)	(0.24)	(0.96)	9.77	4.26	895	1.99	(e)	2.55	(e)	4.61	(e)	10
Year ended 10/31/11	11.10	0.45	(0.49)	(0.04)	(0.55)	(0.16)	(0.71)	10.35	(0.42)	843	1.98		2.61		4.22		106
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	(0.15)	11.10	12.52	455	1.99	(g)	2.51	(g)	4.31	(g)	22

Class C
Six months ended 04/30/12	10.36	0.22	0.15	0.37	(0.72)	(0.24)	(0.96)	9.77	4.16	3,501	1.99	(e)	2.55	(e)	4.61	(e)	10
Year ended 10/31/11	11.10	0.45	(0.48)	(0.03)	(0.55)	(0.16)	(0.71)	10.36	(0.33)	3,079	1.98		2.61		4.22		106
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	(0.15)	11.10	12.52	314	1.99	(g)	2.51	(g)	4.31	(g)	22

Class R
Six months ended 04/30/12	10.36	0.25	0.16	0.41	(0.75)	(0.24)	(0.99)	9.78	4.52	632	1.49	(e)	2.05	(e)	5.11	(e)	10
Year ended 10/31/11	11.11	0.49	(0.48)	0.01	(0.60)	(0.16)	(0.76)	10.36	0.09	386	1.48		2.11		4.72		106
Year ended 10/31/10(f)	10.00	0.20	1.07	1.27	(0.16)	—	(0.16)	11.11	12.81	44	1.49	(g)	2.01	(g)	4.81	(g)	22

Class Y
Six months ended 04/30/12	10.37	0.27	0.15	0.42	(0.77)	(0.24)	(1.01)	9.78	4.69	2,182	0.99	(e)	1.55	(e)	5.61	(e)	10
Year ended 10/31/11	11.11	0.56	(0.49)	0.07	(0.65)	(0.16)	(0.81)	10.37	0.69	1,131	0.98		1.61		5.22		106
Year ended 10/31/10(f)	10.00	0.22	1.07	1.29	(0.18)	—	(0.18)	11.11	13.00	432	0.99	(g)	1.51	(g)	5.31	(g)	22

Institutional Class
Six months ended 04/30/12	10.35	0.27	0.16	0.43	(0.77)	(0.24)	(1.01)	9.77	4.79	30,381	0.99	(e)	1.30	(e)	5.61	(e)	10
Year ended 10/31/11	11.11	0.56	(0.51)	0.05	(0.65)	(0.16)	(0.81)	10.35	0.50	28,952	0.98		1.36		5.22		106
Year ended 10/31/10(f)	10.00	0.21	1.08	1.29	(0.18)	—	(0.18)	11.11	13.00	70,233	0.99	(g)	1.29	(g)	5.31	(g)	22

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,970, $854, $3,033, $478, $1,597 and $29,209 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of June 16, 2010.
(g)	Annualized.

17        Invesco Emerging Market Local Currency Debt Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
Class A	$1,000.00	$1,045.60	$6.31	$1,018.70	$6.22	1.24%

Class B	1,000.00	1,041.60	10.10	1,014.97	9.97	1.99

Class C	1,000.00	1,041.60	10.10	1,014.97	9.97	1.99

Class R	1,000.00	1,045.20	7.58	1,017.45	7.47	1.49

Class Y	1,000.00	1,046.90	5.04	1,019.94	4.97	0.99

Institutional	1,000.00	1,046.90	5.04	1,019.94	4.97	0.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco Emerging Market Local Currency Debt Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
      Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
      Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

EMLCD-SAR-1      Invesco Distributors, Inc.

Invesco Endeavor Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: ATDAX ▪ B: ATDBX ▪ C: ATDCX ▪ R: ATDRX ▪ Y: ATDYX ▪ Institutional: ATDIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.09%

Class B Shares	6.75

Class C Shares	6.68

Class R Shares	7.00

Class Y Shares	7.22

Institutional Class Shares	7.37

S&P 500 Index▼ (Broad Market Index)	12.77

Russell Midcap Index▼ (Style-Specific Index)	11.87

Lipper Mid-Cap Core Funds Index▼ (Peer Group Index)	11.23

Source: ▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Endeavor Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)		8.05%

5	Years	0.82

1	Year	-8.08

Class B Shares

Inception (11/4/03)		8.02%

5	Years	0.84

1	Year	-8.24

Class C Shares

Inception (11/4/03)		7.99%

5	Years	1.21

1	Year	-4.39

Class R Shares

Inception		8.51%

5	Years	1.74

1	Year	-2.92

Class Y Shares

Inception		8.89%

5	Years	2.16

1	Year	-2.43

Institutional Class Shares

Inception		9.30%

5	Years	2.53

1	Year	-2.24

Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)		8.48%

5	Years	1.93

1	Year	-2.53

Class B Shares

Inception (11/4/03)		8.45%

5	Years	1.95

1	Year	-2.65

Class C Shares

Inception (11/4/03)		8.43%

5	Years	2.33

1	Year	1.41

Class R Shares

Inception		8.96%

5	Years	2.86

1	Year	2.91

Class Y Shares

Inception		9.33%

5	Years	3.28

1	Year	3.37

Institutional Class Shares

Inception		9.75%

5	Years	3.68

1	Year	3.67

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.37%, 2.12%, 2.12%, 1.62%, 1.12% and 0.88% respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3 Invesco Endeavor Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Endeavor Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–77.06%
Airlines–1.88%
Ryanair Holdings PLC–ADR (Ireland)(b)	148,800	$5,010,096

Brewers–3.86%
Molson Coors Brewing Co.–Class B	246,908	10,266,435

Building Products–2.24%
Kingspan Group PLC (Ireland)	571,400	5,961,034

Communications Equipment–1.59%
Plantronics, Inc.	110,000	4,215,200

Construction & Engineering–13.03%
Orion Marine Group, Inc.(b)(c)	1,501,706	10,391,805

Pike Electric Corp.(b)	1,548,471	12,728,432

Quanta Services, Inc.(b)	521,100	11,526,732

		34,646,969

Environmental & Facilities Services–5.60%
Newalta Corp. (Canada)	1,040,369	14,881,974

Forest Products–4.27%
Louisiana-Pacific Corp.(b)	1,254,250	11,350,962

Health Care Distributors–3.33%
Patterson Cos. Inc.	260,000	8,863,400

Health Care Equipment–4.82%
Zimmer Holdings, Inc.	203,500	12,806,255

Home Entertainment Software–3.70%
Activision Blizzard, Inc.	765,000	9,845,550

Industrial Conglomerates–2.42%
DCC PLC (Ireland)	254,531	6,436,196

Leisure Facilities–0.61%
International Speedway Corp.–Class A	60,608	1,617,627

Life & Health Insurance–2.72%
Unum Group	305,000	7,240,700

Managed Health Care–2.85%
UnitedHealth Group Inc.	135,000	7,580,250

Multi-Line Insurance–2.38%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	155,473	6,339,586

Oil & Gas Exploration & Production–5.84%
Progress Energy Resources Corp. (Canada)	647,200	7,121,952

Ultra Petroleum Corp. (Canada)(b)	425,000	8,398,000

		15,519,952

Paper Products–2.53%
Fortress Paper Ltd.–Class A (Canada)(b)	265,000	6,712,189

Semiconductors–4.55%
International Rectifier Corp.(b)	554,598	12,106,874

Technology Distributors–2.51%
Brightpoint, Inc.(b)	1,090,173	6,671,859

Trading Companies & Distributors–3.75%
Grafton Group PLC (Ireland)(d)	2,278,806	9,955,807

Trucking–2.58%
Con-way Inc.	211,300	6,867,250

Total Common Stocks & Other Equity Interests (Cost $181,358,005)		204,896,165

Money Market Funds–22.81%
Liquid Assets Portfolio–Institutional Class(e)	30,317,688	30,317,688

Premier Portfolio–Institutional Class(e)	30,317,687	30,317,687

Total Money Market Funds (Cost $60,635,375)		60,635,375

TOTAL INVESTMENTS–99.87% (Cost $241,993,380)		265,531,540

OTHER ASSETS LESS LIABILITIES–0.13%		346,897

NET ASSETS–100.00%		$265,878,437

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2012 represented 3.91% of the Fund’s Net Assets. See Note 5.
(d)	Each unit is comprised of one ordinary share of Euro 0.05, one C share and seventeen Class A shares.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Endeavor Fund

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Industrials	31.5%

Information Technology	12.4

Health Care	11.0

Materials	6.8

Energy	5.8

Financials	5.1

Consumer Staples	3.9

Consumer Discretionary	0.6

Money Market Funds Plus Other Assets Less Liabilities	22.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Endeavor Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $167,111,426)	$194,504,360

Investments in affiliates, at value (Cost $74,881,954)	71,027,180

Total investments, at value (Cost $241,993,380)	265,531,540

Foreign currencies, at value (Cost $218)	219

Receivable for:
Fund shares sold	739,023

Dividends	249,739

Investment for trustee deferred compensation and retirement plans	19,729

Other assets	37,667

Total assets	266,577,917

Liabilities:
Payable for:
Fund shares reacquired	427,624

Foreign currency contracts outstanding	49,554

Accrued fees to affiliates	138,284

Accrued other operating expenses	47,129

Trustee deferred compensation and retirement plans	36,889

Total liabilities	699,480

Net assets applicable to shares outstanding	$265,878,437

Net assets consist of:
Shares of beneficial interest	$236,867,679

Undistributed net investment income (loss)	(535,292)

Undistributed net realized gain	6,057,474

Unrealized appreciation	23,488,576

$265,878,437

Net Assets:
Class A	$108,182,337

Class B	$6,868,783

Class C	$24,775,178

Class R	$19,030,196

Class Y	$10,823,790

Institutional Class	$96,198,153

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,203,437

Class B	415,880

Class C	1,499,393

Class R	1,107,210

Class Y	615,047

Institutional Class	5,391,677

Class A:
Net asset value per share	$17.44

Maximum offering price per share (Net asset value of $17.44 divided by 94.50%)	$18.46

Class B:
Net asset value and offering price per share	$16.52

Class C:
Net asset value and offering price per share	$16.52

Class R:
Net asset value and offering price per share	$17.19

Class Y:
Net asset value and offering price per share	$17.60

Institutional Class:
Net asset value and offering price per share	$17.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Endeavor Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $24,808)	$1,000,082

Dividends from affiliated money market funds	35,285

Total investment income	1,035,367

Expenses:
Advisory fees	893,384

Administrative services fees	52,444

Custodian fees	12,660

Distribution fees:
Class A	120,741

Class B	36,701

Class C	111,641

Class R	42,214

Transfer agent fees — A, B, C, R and Y	197,407

Transfer agent fees — Institutional	4,773

Trustees’ and officers’ fees and benefits	17,134

Other	89,656

Total expenses	1,578,755

Less: Fees waived and expense offset arrangement(s)	(34,263)

Net expenses	1,544,492

Net investment income (loss)	(509,125)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	6,198,827

Foreign currencies	(43,677)

Foreign currency contracts	172,050

6,327,200

Change in net unrealized appreciation (depreciation) of:
Investment securities	9,979,715

Foreign currencies	(844)

Foreign currency contracts	12,167

9,991,038

Net realized and unrealized gain	16,318,238

Net increase in net assets resulting from operations	$15,809,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Endeavor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$(509,125)	$(936,646)

Net realized gain	6,327,200	10,468,280

Change in net unrealized appreciation	9,991,038	12,283,669

Net increase in net assets resulting from operations	15,809,113	21,815,303

Distributions to shareholders from net realized gains:
Class A	(416,024)	—

Class B	(34,950)	—

Class C	(100,196)	—

Class R	(68,213)	—

Class Y	(26,543)	—

Institutional Class	(385,185)	—

Total distributions from net realized gains	(1,031,111)	—

Share transactions–net:
Class A	10,533,114	1,659,003

Class B	(1,130,009)	(2,446,312)

Class C	2,727,039	(465,019)

Class R	3,238,401	476,691

Class Y	4,683,581	1,253,030

Institutional Class	2,565,907	3,396,515

Net increase in net assets resulting from share transactions	22,618,033	3,873,908

Net increase in net assets	37,396,035	25,689,211

Net assets:
Beginning of period	228,482,402	202,793,191

End of period (includes undistributed net investment income (loss) of $(535,292) and $(26,167), respectively)	$265,878,437	$228,482,402

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Endeavor Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Endeavor Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

10        Invesco Endeavor Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Endeavor Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees and/or reimburse expenses under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $33,904.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $12,385 in front-end sales commissions from the sale of Class A shares and $0, $4,631 and $685 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12        Invesco Endeavor Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$265,531,540	$—	$—	$265,531,540

Foreign Currency Contracts*	—	(49,554)	—	(49,554)

Total Investments	$265,531,540	$(49,554)	$—	$265,481,986

*	Unrealized appreciation (depreciation)

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk(a)
Foreign currency contracts	$—	$(49,554)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended April 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Foreign Currency Contracts*

Realized Gain
Currency risk	$172,050

Change in Unrealized Appreciation
Currency risk	12,167

Total	$184,217

*	The average notional value of foreign currency contracts outstanding during the period was $3,969,021.

Open Foreign Currency Contracts
							Unrealized
		Contract to				Notional	Appreciation
Settlement Date	Counterparty	Deliver		Receive		Value	(Depreciation)

06/15/12	Scotia McLeod	EUR	3,000,000	USD	3,923,130	$3,972,684	$(49,554)

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

13        Invesco Endeavor Fund

NOTE 5—Investments in Other Affiliates

The 1940 Act affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2012.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value	Dividend
	10/31/11	at Cost	from Sales	Appreciation	Gain	04/30/12	Income

Orion Marine Group, Inc.	$9,811,550	$307,561	$—	$272,694	$—	$10,391,805	$—

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $359.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $34,756,570 and $24,297,989, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$33,563,486

Aggregate unrealized (depreciation) of investment securities	(10,346,717)

Net unrealized appreciation of investment securities	$23,216,769

Cost of investments for tax purposes is $242,314,771.

14        Invesco Endeavor Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,563,573	$26,812,036	2,250,578	$37,036,191

Class B	22,845	365,991	87,343	1,363,653

Class C	344,333	5,520,092	378,193	6,046,481

Class R	403,968	6,793,138	328,658	5,318,586

Class Y	330,416	5,829,811	160,728	2,693,363

Institutional Class	778,436	13,630,893	1,334,279	22,166,183

Issued as reinvestment of dividends:
Class A	24,634	392,420	—	—

Class B	2,200	33,305	—	—

Class C	6,418	97,166	—	—

Class R	4,339	68,213	—	—

Class Y	1,456	23,392	—	—

Institutional Class	23,664	385,012	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	41,461	718,970	80,655	1,357,508

Class B	(43,722)	(718,970)	(84,506)	(1,357,508)

Reacquired:
Class A	(1,048,472)	(17,390,312)	(2,223,934)	(36,734,696)

Class B	(50,298)	(810,335)	(155,202)	(2,452,457)

Class C	(182,193)	(2,890,219)	(419,364)	(6,511,500)

Class R	(212,961)	(3,622,950)	(295,369)	(4,841,895)

Class Y	(68,715)	(1,169,622)	(88,061)	(1,440,333)

Institutional Class	(666,099)	(11,449,998)	(1,128,095)	(18,769,668)

Net increase in share activity	1,275,283	$22,618,033	225,903	$3,873,908

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 27% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

15        Invesco Endeavor Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$16.36	$(0.04)	$1.19	$1.15	$—	$(0.07)	$(0.07)	$17.44	7.09%	$108,182	1.37	%(d)	1.40	%(d)	(0.51	)%(d)	13%
Year ended 10/31/11	14.78	(0.08)	1.66	1.58	—	—	—	16.36	10.61	91,975	1.34		1.37		(0.49)		30
Year ended 10/31/10	12.51	(0.05)	2.32	2.27	—	—	—	14.78	18.15	81,536	1.45		1.47		(0.36)		38
Year ended 10/31/09	8.99	(0.04)	3.60	3.56	(0.04)	—	(0.04)	12.51	39.91	78,496	1.71		1.72		(0.35)		30
Year ended 10/31/08	16.73	0.05	(6.42)	(6.37)	(0.04)	(1.33)	(1.37)	8.99	(41.00)	54,056	1.52		1.53		0.42		30
Year ended 10/31/07	15.66	0.07	1.82	1.89	—	(0.82)	(0.82)	16.73	12.44	159,244	1.35		1.39		0.40		39

Class B
Six months ended 04/30/12	15.55	(0.10)	1.14	1.04	—	(0.07)	(0.07)	16.52	6.75	6,869	2.12	(d)	2.15	(d)	(1.26	)(d)	13
Year ended 10/31/11	14.16	(0.20)	1.59	1.39	—	—	—	15.55	9.82	7,542	2.09		2.12		(1.24)		30
Year ended 10/31/10	12.07	(0.15)	2.24	2.09	—	—	—	14.16	17.32	9,025	2.20		2.22		(1.11)		38
Year ended 10/31/09	8.70	(0.10)	3.47	3.37	—	—	—	12.07	38.74	8,823	2.46		2.47		(1.10)		30
Year ended 10/31/08	16.30	(0.04)	(6.23)	(6.27)	—	(1.33)	(1.33)	8.70	(41.41)	7,771	2.27		2.28		(0.33)		30
Year ended 10/31/07	15.39	(0.06)	1.79	1.73	—	(0.82)	(0.82)	16.30	11.58	22,258	2.10		2.14		(0.35)		39

Class C
Six months ended 04/30/12	15.56	(0.10)	1.13	1.03	—	(0.07)	(0.07)	16.52	6.68	24,775	2.12	(d)	2.15	(d)	(1.26	)(d)	13
Year ended 10/31/11	14.17	(0.20)	1.59	1.39	—	—	—	15.56	9.81	20,710	2.09		2.12		(1.24)		30
Year ended 10/31/10	12.08	(0.15)	2.24	2.09	—	—	—	14.17	17.30	19,436	2.20		2.22		(1.11)		38
Year ended 10/31/09	8.70	(0.10)	3.48	3.38	—	—	—	12.08	38.85	16,995	2.46		2.47		(1.10)		30
Year ended 10/31/08	16.30	(0.04)	(6.23)	(6.27)	—	(1.33)	(1.33)	8.70	(41.41)	14,941	2.27		2.28		(0.33)		30
Year ended 10/31/07	15.39	(0.06)	1.79	1.73	—	(0.82)	(0.82)	16.30	11.58	41,790	2.10		2.14		(0.35)		39

Class R
Six months ended 04/30/12	16.14	(0.06)	1.18	1.12	—	(0.07)	(0.07)	17.19	7.00	19,030	1.62	(d)	1.65	(d)	(0.76	)(d)	13
Year ended 10/31/11	14.63	(0.12)	1.63	1.51	—	—	—	16.14	10.32	14,721	1.59		1.62		(0.74)		30
Year ended 10/31/10	12.40	(0.08)	2.31	2.23	—	—	—	14.63	17.98	12,850	1.70		1.72		(0.61)		38
Year ended 10/31/09	8.91	(0.06)	3.56	3.50	(0.01)	—	(0.01)	12.40	39.43	5,787	1.96		1.97		(0.60)		30
Year ended 10/31/08	16.59	0.02	(6.35)	(6.33)	(0.02)	(1.33)	(1.35)	8.91	(41.06)	4,317	1.77		1.78		0.17		30
Year ended 10/31/07	15.58	0.03	1.80	1.83	—	(0.82)	(0.82)	16.59	12.11	4,905	1.60		1.64		0.15		39

Class Y
Six months ended 04/30/12	16.49	(0.02)	1.20	1.18	—	(0.07)	(0.07)	17.60	7.22	10,824	1.12	(d)	1.15	(d)	(0.26	)(d)	13
Year ended 10/31/11	14.86	(0.04)	1.67	1.63	—	—	—	16.49	10.97	5,802	1.09		1.12		(0.24)		30
Year ended 10/31/10	12.55	(0.01)	2.32	2.31	—	—	—	14.86	18.41	4,150	1.20		1.22		(0.11)		38
Year ended 10/31/09	9.00	(0.01)	3.61	3.60	(0.05)	—	(0.05)	12.55	40.24	1,323	1.46		1.47		(0.10)		30
Year ended 10/31/08(e)	11.18	0.00	(2.18)	(2.18)	—	—	—	9.00	(19.50)	343	1.32	(f)	1.34	(f)	0.62	(f)	30

Institutional Class
Six months ended 04/30/12	16.69	0.00	1.22	1.22	—	(0.07)	(0.07)	17.84	7.37	96,198	0.87	(d)	0.90	(d)	(0.01	)(d)	13
Year ended 10/31/11	15.01	0.00	1.68	1.68	—	—	—	16.69	11.19	87,733	0.85		0.88		0.00		30
Year ended 10/31/10	12.62	0.02	2.37	2.39	—	—	—	15.01	18.94	75,795	0.94		0.96		0.16		38
Year ended 10/31/09	9.12	0.03	3.60	3.63	(0.13)	—	(0.13)	12.62	40.76	2,655	1.08		1.09		0.28		30
Year ended 10/31/08	16.94	0.12	(6.49)	(6.37)	(0.12)	(1.33)	(1.45)	9.12	(40.66)	2,329	0.98		0.99		0.96		30
Year ended 10/31/07	15.78	0.15	1.83	1.98	—	(0.82)	(0.82)	16.94	12.94	5,864	0.90		0.94		0.85		39

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $97,124, $7,381, $22,451, $16,978, $7,322, and $89,898 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Endeavor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,070.90	$7.05	$1,018.05	$6.87	1.37%

B	1,000.00	1,067.50	10.90	1,014.32	10.62	2.12

C	1,000.00	1,066.80	10.89	1,014.32	10.62	2.12

R	1,000.00	1,070.00	8.34	1,016.81	8.12	1.62

Y	1,000.00	1,072.20	5.77	1,019.29	5.62	1.12

Institutional	1,000.00	1,073.70	4.49	1,020.54	4.37	0.87

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Endeavor Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

END-SAR-1	Invesco Distributors, Inc.

Invesco Global Health Care Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: GGHCX ▪ B: GTHBX ▪ C: GTHCX ▪ Y: GGHYX ▪ Investor: GTHIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.59%

Class B Shares	13.14

Class C Shares	13.17

Class Y Shares	13.71

Investor Class Shares	13.55

MSCI World Index▼(Broad Market Index)	7.54

MSCI World Health Care Index▼(Style-Specific Index)	10.76

Lipper Global Health/Biotechnology Funds Index▼(Peer Group Index)	12.96

Source: ▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.
     The Lipper Global Health/Biotechnology Funds Index is an unmanaged index considered representative of global health/biotechnology funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (8/7/89)		9.99%

10	Years	3.63

5	Years	2.05

1	Year	-2.38

Class B Shares

Inception (4/1/93)		10.10%

10	Years	3.67

5	Years	2.09

1	Year	-2.49

Class C Shares

Inception (3/1/99)		6.41%

10	Years	3.51

5	Years	2.44

1	Year	1.55

Class Y Shares

10	Years	4.31%

5	Years	3.39

1	Year	3.56

Investor Class Shares

10	Years	4.22%

5	Years	3.21

1	Year	3.28

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.21%, 1.96%, 1.96%, 0.96% and 1.21%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (8/7/89)		10.01%

10	Years	3.47

5	Years	2.99

1	Year	2.71

Class B Shares

Inception (4/1/93)		10.12%

10	Years	3.51

5	Years	3.02

1	Year	2.87

Class C Shares

Inception (3/1/99)		6.43%

10	Years	3.36

5	Years	3.38

1	Year	6.91

Class Y Shares

10	Years	4.15%

5	Years	4.34

1	Year	8.95

Investor Class Shares

10	Years	4.06%

5	Years	4.16

1	Year	8.68

2 Invesco Global Health Care Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Global Health Care Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.77%
Biotechnology–16.92%
Actelion Ltd. (Switzerland)(b)	438,741	$18,564,908

Amarin Corp. PLC–ADR (United Kingdom)(b)	1,397,478	17,063,206

Biogen Idec Inc.(b)	168,135	22,531,771

BioMarin Pharmaceutical Inc.(b)	745,145	25,856,532

Celgene Corp.(b)	221,592	16,158,489

Dendreon Corp.(b)	644,075	7,503,474

Evolutionary Genomics/GenoPlex, Inc. (Acquired 09/15/97-06/25/98; Cost $408,490)(b)(c)(d)	109,377	0

Gilead Sciences, Inc.(b)	589,107	30,639,455

Incyte Corp.(b)	567,556	12,872,170

InterMune, Inc.(b)	322,609	3,368,038

Medivation Inc.(b)	151,144	12,224,527

Onyx Pharmaceuticals, Inc.(b)	262,069	11,926,760

United Therapeutics Corp.(b)	239,132	10,462,025

		189,171,355

Drug Retail–3.33%
CVS Caremark Corp.	606,117	27,044,941

Raia Drogasil S.A. (Brazil)	945,978	10,117,571

		37,162,512

Health Care Distributors–2.63%
McKesson Corp.	321,887	29,423,691

Health Care Equipment–11.35%
Baxter International Inc.	280,966	15,568,326

CareFusion Corp.(b)	412,796	10,695,544

Covidien PLC (Ireland)	517,438	28,578,101

DexCom Inc.(b)	509,044	4,983,541

Hologic, Inc.(b)	781,762	14,947,289

MAKO Surgical Corp.(b)	260,600	10,765,386

Olympus Corp. (Japan)	717,200	11,319,955

Sensys Medical, Inc. (Acquired 04/23/04-8/09/06; Cost $1,302)(b)(c)(d)	8,750	0

Stryker Corp.	307,264	16,767,397

Wright Medical Group, Inc.(b)	714,051	13,302,770

		126,928,309

Health Care Facilities–2.81%
Assisted Living Concepts Inc.–Class A	451,122	8,079,595

Health Management Associates Inc.–Class A(b)	1,526,904	10,993,709

Universal Health Services, Inc.–Class B	288,172	12,307,826

		31,381,130

Health Care Services–5.43%
DaVita, Inc.(b)	316,225	28,011,210

Express Scripts Holding Co.(b)	293,621	16,381,116

Quest Diagnostics Inc.	282,715	16,309,828

		60,702,154

Health Care Technology–2.38%
Allscripts Healthcare Solutions, Inc.(b)	803,067	8,897,982

Cerner Corp.(b)	218,495	17,717,760

		26,615,742

Life Sciences Tools & Services–4.88%
Life Technologies Corp.(b)	589,094	27,310,398

Thermo Fisher Scientific, Inc.	489,781	27,256,313

		54,566,711

Managed Health Care–11.86%
Aetna Inc.	357,240	15,732,850

AMERIGROUP Corp.(b)	160,112	9,888,517

Amil Participacoes S.A. (Brazil)(c)	859,600	8,408,787

Aveta, Inc. (Acquired 12/21/05; Cost $9,929,722)(b)(c)	805,748	9,064,665

CIGNA Corp.	240,917	11,137,593

Health Net Inc.(b)	436,003	15,526,067

Humana Inc.	180,602	14,570,969

UnitedHealth Group Inc.	498,495	27,990,494

WellPoint, Inc.	299,513	20,312,972

		132,632,914

Pharmaceuticals–30.56%
Abbott Laboratories	486,490	30,191,569

Bayer AG (Germany)	395,551	27,864,479

EastPharma Ltd. REGS–GDR (Turkey)(b)(c)	429,434	300,604

Elan Corp. PLC–ADR (Ireland)(b)	964,386	13,298,883

Hikma Pharmaceuticals PLC (United Kingdom)	853,628	8,701,624

Jazz Pharmaceuticals PLC (Ireland)(b)	214,165	10,928,840

Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940)(b)(c)(d)	258,824	0

MAP Pharmaceuticals Inc.(b)	363,417	4,659,006

Medicis Pharmaceutical Corp.–Class A	738,535	28,411,441

Nippon Shinyaku Co., Ltd. (Japan)	834,000	10,607,143

Novartis AG–ADR (Switzerland)	476,844	26,307,483

Pfizer Inc.	2,116,217	48,524,856

Pharmstandard–GDR (Russia)(b)(c)	138,700	2,427,250

Roche Holding AG (Switzerland)	253,085	46,238,560

Sanofi–ADR (France)	712,878	27,217,682

Shire PLC–ADR (Ireland)	165,017	16,099,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Global Health Care Fund

	Shares	Value

Pharmaceuticals–(continued)

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	378,320	$17,304,357

Warner Chilcott PLC–Class A (Ireland)(b)	1,037,036	22,555,533

		341,638,369

Research & Consulting Services–0.62%
Qualicorp S.A. (Brazil)(b)	791,200	6,896,789

Total Common Stocks & Other Equity Interests (Cost $775,633,286)		1,037,119,676

Preferred Stocks–0.00%
Health Care Equipment–0.00%
Intact Medical Corp., Series C, Pfd. (Acquired 03/26/01; Cost $2,000,001)(b)(c)(d)	2,439,026	0

Sensys Medical, Inc., Series A-2, Pfd. (Acquired 02/25/98-09/30/05; Cost $7,627,993)(b)(c)(d)	2,173,209	0

Series B, Conv. Pfd. (Acquired 03/16/05-01/12/07; Cost $245,305)(b)(c)(d)	282,004	0

Total Preferred Stocks (Cost $9,873,299)		0

Money Market Funds–6.21%
Liquid Assets Portfolio–Institutional Class(e)	34,699,033	34,699,033

Premier Portfolio–Institutional Class(e)	34,699,033	34,699,033

Total Money Market Funds (Cost $69,398,066)		69,398,066

TOTAL INVESTMENTS–98.88% (Cost $854,904,651)		1,106,517,742

OTHER ASSETS LESS LIABILITIES–1.12%		11,428,656

NET ASSETS–100.00%		$1,117,946,398

Investment Abbreviations:

ADR	– American Depositary Receipts
Conv.	– Convertible
GDR	– Global Depositary Receipts
Pfd.	– Preferred
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $20,201,306, which represented 1.80% of the Fund’s Net Assets.
(d)	Security is considered venture capital. See Note 1L.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Health Care	88.1%

Consumer Staples	3.3

Financials	0.8

Industrials	0.6

Money Market Funds Plus Other Assets Less Liabilities	7.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Health Care Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $785,506,585)	$1,037,119,676

Investments in affiliated money market funds, at value and cost	69,398,066

Total investments, at value (Cost $854,904,651)	1,106,517,742

Foreign currencies, at value (Cost $700,021)	718,042

Receivable for:
Investments sold	10,433,049

Fund shares sold	1,884,789

Dividends	2,211,481

Investment for trustee deferred compensation and retirement plans	80,000

Other assets	43,223

Total assets	1,121,888,326

Liabilities:
Payable for:
Fund shares reacquired	2,399,134

Foreign currency contracts outstanding	432,306

Accrued fees to affiliates	659,105

Accrued other operating expenses	142,567

Trustee deferred compensation and retirement plans	308,816

Total liabilities	3,941,928

Net assets applicable to shares outstanding	$1,117,946,398

Net assets consist of:
Shares of beneficial interest	$819,056,972

Undistributed net investment income	(100,576)

Undistributed net realized gain	47,724,038

Unrealized appreciation	251,265,964

$1,117,946,398

Net Assets:
Class A	$568,709,084

Class B	$24,499,096

Class C	$35,228,688

Class Y	$7,355,672

Investor Class	$482,153,858

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	18,489,435

Class B	953,003

Class C	1,368,923

Class Y	237,630

Investor Class	15,672,227

Class A:
Net asset value per share	$30.76

Maximum offering price per share
(Net asset value of $30.76 divided by 94.50%)	$32.55

Class B:
Net asset value and offering price per share	$25.71

Class C:
Net asset value and offering price per share	$25.73

Class Y:
Net asset value and offering price per share	$30.95

Investor Class:
Net asset value and offering price per share	$30.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Health Care Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $890,414)	$6,660,794

Dividends from affiliated money market funds	43,824

Total investment income	6,704,618

Expenses:
Advisory fees	3,460,697

Administrative services fees	142,776

Custodian fees	46,889

Distribution fees:

Class A	682,287

Class B	135,992

Class C	164,645

Investor Class	570,555

Transfer agent fees	1,164,675

Trustees’ and officers’ fees and benefits	46,186

Other	142,193

Total expenses	6,556,895

Less: Fees waived and expense offset arrangement(s)	(58,469)

Net expenses	6,498,426

Net investment income	206,192

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (includes net gains from securities sold to affiliates of $374,887)	47,935,427

Foreign currencies	1,200,922

Foreign currency contracts	3,801,307

52,937,656

Change in net unrealized appreciation (depreciation) of:
Investment securities	85,891,095

Foreign currencies	275,522

Foreign currency contracts	(3,600,936)

82,565,681

Net realized and unrealized gain	135,503,337

Net increase in net assets resulting from operations	$135,709,529

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$206,192	$(1,364,363)

Net realized gain	52,937,656	60,927,570

Change in net unrealized appreciation (depreciation)	82,565,681	(19,463,688)

Net increase in net assets resulting from operations	135,709,529	40,099,519

Distributions to shareholders from net investment income:
Class A	(2,758,769)	—

Class Y	(42,235)	—

Investor Class	(2,284,196)	—

Total distributions from net investment income	(5,085,200)	—

Distributions to shareholders from net realized gains:
Class A	(9,279,147)	—

Class B	(581,929)	—

Class C	(654,508)	—

Class Y	(95,637)	—

Investor Class	(7,682,911)	—

Total distributions from net realized gains	(18,294,132)	—

Share transactions–net:
Class A	(29,131,522)	89,991,058

Class B	(7,296,793)	(2,172,218)

Class C	(829,748)	8,524,053

Class Y	1,081,945	778,506

Investor Class	(12,201,175)	(49,369,278)

Net increase (decrease) in net assets resulting from share transactions	(48,377,293)	47,752,121

Net increase in net assets	63,952,904	87,851,640

Net assets:
Beginning of period	1,053,993,494	966,141,854

End of period (includes undistributed net investment income of $(100,576) and $4,778,432, respectively)	$1,117,946,398	$1,053,993,494

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class

8        Invesco Global Health Care Fund

shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9        Invesco Global Health Care Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund

10        Invesco Global Health Care Fund

could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $350 million	0.75%

Next $350 million	0.65%

Next $1.3 billion	0.55%

Next $2 billion	0.45%

Next $2 billion	0.40%

Next $2 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.65%, 2.40%, 2.40%, 1.40% and 1.65% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses under this limitation during the period.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $55,605.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $15,483 in front-end sales commissions from the sale of Class A shares and $0, $10,838 and $991 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11        Invesco Global Health Care Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  For the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,084,418,684	$22,099,058	$0	$1,106,517,742

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts(a)	$—	$(432,306)

(a)	Values are disclosed on the Statement of Assets and Liabilities under Foreign currency contracts outstanding.

Effect of Derivative Instruments for the six months ended April 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Foreign Currency
Contracts*

Realized Gain
Currency risk	$3,801,307

Change in Unrealized Appreciation (Depreciation)
Currency risk	(3,600,936)

Total	$200,371

*	The average notional value of foreign currency contracts outstanding during the period was $42,599,915.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

05/11/12	Citibank Capital	CHF	19,500,000	USD	21,243,218	$21,489,852	$(246,634)

05/11/12	Citibank Capital	EUR	12,880,000	USD	16,867,133	17,052,805	(185,672)

Total open foreign currency contracts						$38,542,657	$(432,306)

Currency Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

12        Invesco Global Health Care Fund

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2012, the Fund engaged in securities sales of $1,334,406, which resulted in net realized gains of $374,887.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,864.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $193,275,459 and $223,103,607, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$282,503,520

Aggregate unrealized (depreciation) of investment securities	(32,915,164)

Net unrealized appreciation of investment securities	$249,588,356

Cost of investments for tax purposes is $856,929,386.

13        Invesco Global Health Care Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	629,750	$18,181,337	1,634,064	$47,335,868

Class B	20,872	500,685	52,617	1,264,176

Class C	122,291	2,991,451	326,613	8,255,735

Class Y	62,376	1,851,688	75,726	2,151,877

Investor Class	202,451	5,834,727	394,903	11,397,577

Issued as reinvestment of dividends:
Class A	405,173	10,842,417	—	—

Class B	24,689	553,768	—	—

Class C	27,663	621,030	—	—

Class Y	4,333	116,563	—	—

Investor Class	358,726	9,603,111	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	188,766	5,509,774	387,138	11,042,267

Class B	(225,584)	(5,509,774)	(460,746)	(11,042,267)

Issued in connection with acquisitions:(b)
Class A	—	—	4,120,800	128,948,848

Class B	—	—	559,533	14,707,052

Class C	—	—	301,647	7,937,279

Class Y	—	—	16,184	509,567

Reacquired:(c)
Class A	(2,208,102)	(63,665,050)	(3,470,569)	(97,335,925)

Class B	(117,552)	(2,841,472)	(299,822)	(7,101,179)

Class C	(186,790)	(4,442,229)	(326,798)	(7,668,961)

Class Y	(30,333)	(886,306)	(67,012)	(1,882,938)

Investor Class	(961,636)	(27,639,013)	(2,169,430)	(60,766,855)

Net increase (decrease) in share activity	(1,682,907)	$(48,377,293)	1,074,848	$47,752,121

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the open of business on May 23, 2011 the Fund acquired all the net assets of Invesco Health Sciences Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Health Sciences Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 4,998,164 shares of the Fund for 11,756,779 shares outstanding of Invesco Health Sciences Fund as of the close of business on May 20, 2011. Each class of Invesco Health Sciences Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Health Sciences Fund to the net asset value of the Fund at the close of business on May 20, 2011. Invesco Health Sciences Fund’s net assets at that date of $152,102,746, including $30,700,417 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before and after the acquisition were $1,090,486,862 and $1,242,589,608, respectively.
(c)	Net of redemption fees of $545 and $33,488 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

14        Invesco Global Health Care Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

														Ratio of		Ratio of
				Net gains										expenses		expenses
				(losses)										to average		to average net		Ratio of net
	Net asset	Net		on securities			Dividends	Distributions						net assets		assets without		investment
	value,	investment		(both		Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income		realized and		investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)		operations	income	gains	distributions	of period(b)	return(c)		(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$27.75	$0.01		$3.62		$3.63	$(0.14)	$(0.48)	$(0.62)	$30.76	13.44%		$568,709	1.18	%(e)	1.19	%(e)	0.08	%(e)	19%
Year ended 10/31/11	26.15	(0.03)		1.63	(f)	1.60	—	—	—	27.75	6.12	(f)	540,451	1.20		1.21		(0.09)		37
Year ended 10/31/10	23.20	(0.07)		3.02	(f)	2.95	—	—	—	26.15	12.71	(f)	439,402	1.23		1.23		(0.28)		16
Year ended 10/31/09	21.41	(0.02)		2.41		2.39	—	(0.60)	(0.60)	23.20	11.80		425,719	1.31		1.32		(0.08)		50
Year ended 10/31/08	31.94	0.01	(g)	(7.66)		(7.65)	—	(2.88)	(2.88)	21.41	(26.28)		425,928	1.21		1.22		0.03	(g)	61
Year ended 10/31/07	31.28	(0.13)		3.79		3.66	—	(3.00)	(3.00)	31.94	12.82		642,561	1.19		1.19		(0.44)		46

Class B
Six months ended 04/30/12	23.24	(0.08)		3.03		2.95	—	(0.48)	(0.48)	25.71	13.01		24,499	1.93	(e)	1.94	(e)	(0.67	)(e)	19
Year ended 10/31/11	22.07	(0.20)		1.37	(f)	1.17	—	—	—	23.24	5.30	(f)	29,064	1.95		1.96		(0.84)		37
Year ended 10/31/10	19.72	(0.22)		2.57	(f)	2.35	—	—	—	22.07	11.92	(f)	30,872	1.98		1.98		(1.04)		16
Year ended 10/31/09	18.43	(0.15)		2.04		1.89	—	(0.60)	(0.60)	19.72	10.96		48,194	2.06		2.07		(0.83)		50
Year ended 10/31/08	28.09	(0.17	)(g)	(6.61)		(6.78)	—	(2.88)	(2.88)	18.43	(26.84)		66,561	1.96		1.97		(0.72	)(g)	61
Year ended 10/31/07	28.06	(0.32)		3.35		3.03	—	(3.00)	(3.00)	28.09	11.96		119,886	1.94		1.94		(1.19)		46

Class C
Six months ended 04/30/12	23.26	(0.08)		3.03		2.95	—	(0.48)	(0.48)	25.73	13.00		35,229	1.93	(e)	1.94	(e)	(0.67	)(e)	19
Year ended 10/31/11	22.09	(0.20)		1.37	(f)	1.17	—	—	—	23.26	5.30	(f)	32,702	1.95		1.96		(0.84)		37
Year ended 10/31/10	19.74	(0.22)		2.57	(f)	2.35	—	—	—	22.09	11.91	(f)	24,390	1.98		1.98		(1.04)		16
Year ended 10/31/09	18.45	(0.15)		2.04		1.89	—	(0.60)	(0.60)	19.74	10.95		24,783	2.06		2.07		(0.83)		50
Year ended 10/31/08	28.11	(0.17	)(g)	(6.61)		(6.78)	—	(2.88)	(2.88)	18.45	(26.82)		29,588	1.96		1.97		(0.72	)(g)	61
Year ended 10/31/07	28.08	(0.32)		3.35		3.03	—	(3.00)	(3.00)	28.11	11.96		40,297	1.94		1.94		(1.19)		46

Class Y
Six months ended 04/30/12	27.96	0.05		3.63		3.68	(0.21)	(0.48)	(0.69)	30.95	13.56		7,356	0.93	(e)	0.94	(e)	0.33	(e)	19
Year ended 10/31/11	26.28	0.05		1.63	(f)	1.68	—	—	—	27.96	6.39	(f)	5,628	0.95		0.96		0.16		37
Year ended 10/31/10	23.26	(0.01)		3.03	(f)	3.02	—	—	—	26.28	12.98	(f)	4,635	0.98		0.98		(0.04)		16
Year ended 10/31/09	21.41	0.04		2.41		2.45	—	(0.60)	(0.60)	23.26	12.09		2,631	1.06		1.07		0.17		50
Year ended 10/31/08(h)	24.44	0.00	(g)	(3.03)		(3.03)	—	—	—	21.41	(12.40)		617	0.96	(i)	0.97	(i)	0.28	(g)(i)	61

Investor Class
Six months ended 04/30/12	27.76	0.01		3.61		3.62	(0.14)	(0.48)	(0.62)	30.76	13.40		482,154	1.18	(e)	1.19	(e)	0.08	(e)	19
Year ended 10/31/11	26.16	(0.03)		1.63	(f)	1.60	—	—	—	27.76	6.12	(f)	446,149	1.20		1.21		(0.09)		37
Year ended 10/31/10	23.20	(0.07)		3.03	(f)	2.96	—	—	—	26.16	12.76	(f)	466,842	1.23		1.23		(0.29)		16
Year ended 10/31/09	21.41	(0.02)		2.41		2.39	—	(0.60)	(0.60)	23.20	11.80		459,704	1.31		1.32		(0.08)		50
Year ended 10/31/08	31.94	0.01	(g)	(7.66)		(7.65)	—	(2.88)	(2.88)	21.41	(26.28)		456,309	1.21		1.22		0.03	(g)	61
Year ended 10/31/07	31.29	(0.13)		3.78		3.65	—	(3.00)	(3.00)	31.94	12.78		688,705	1.19		1.19		(0.44)		46

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $121,012,126 and sold of $51,261,834 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Health Sciences Fund into the Fund. For the year ended October 31, 2007, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $38,304,911 in the effort to realign the Fund’s portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $548,829, $27,348, $33,110, $6,202 and $458,952 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains on securities (both realized and unrealized) per share for the year ended October 31, 2011 would have been $1.44, $1.18, $1.18, $1.44 and $1.44 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, and total returns would have been lower; net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $2.90, $2.45, $2.45, $2.91 and $2.91 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, and total returns would have been lower.
(g)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of Allscripts-Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.05) and (0.19)%, $(0.23) and (0.94)%, $(0.23) and (0.94)%, $0.00 and 0.06%, and $(0.05) and (0.19)% for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(h)	Commencement date of October 3, 2008.
(i)	Annualized.

15        Invesco Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,135.90	$6.27	$1,019.00	$5.92	1.18%

B	1,000.00	1,131.40	10.23	1,015.27	9.67	1.93

C	1,000.00	1,131.70	10.23	1,015.27	9.67	1.93

Y	1,000.00	1,137.10	4.94	1,020.24	4.67	0.93

Investor	1,000.00	1,135.50	6.27	1,019.00	5.92	1.18

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16        Invesco Global Health Care Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

GHC-SAR-1	Invesco Distributors, Inc.

Invesco International Total Return Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: AUBAX ▪ B: AUBBX ▪ C: AUBCX ▪ Y: AUBYX ▪ Institutional: AUBIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.89%

Class B Shares	0.40

Class C Shares	0.49

Class Y Shares	0.93

Institutional Class Shares	1.02

Barclays Global Aggregate ex U.S. Index▼ (Broad Market/Style-Specific Index)	-0.06

Lipper International Income Funds Index▼ (Peer Group Index)	1.24

Source(s): ▼Lipper Inc.
The Barclays Global Aggregate ex U.S. Index is an unmanaged index considered representative of bonds of foreign countries.
The Lipper International Income Funds Index is an unmanaged index considered representative of international income funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.10%, 1.85%, 1.85%, 0.85% and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.58%, 2.33%, 2.33%, 1.33% and
1.08%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the advisor not waived fees and/ or reimbursed expenses, performance would have been lower.
     A redemption fee of 2% is imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus. Effective January 1, 2012, after the close of the reporting period,

Average Annual Total Returns
As of 4/30/12, including maximum applicable
sales charges

Class A Shares

Inception (3/31/06)	5.21%

5 Years	4.45

1 Year	-3.59

Class B Shares

Inception (3/31/06)	5.24%

5 Years	4.33

1 Year	-4.36

Class C Shares

Inception (3/31/06)	5.26%

5 Years	4.68

1 Year	-0.46

Class Y Shares

Inception	6.20%

5 Years	5.64

1 Year	1.45

Institutional Class Shares

Inception (3/31/06)	6.32%

5 Years	5.74

1 Year	1.46

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (3/31/06)	4.94%

5 Years	4.26

1 Year	-0.63

Class B Shares

Inception (3/31/06)	4.85%

5 Years	4.14

1 Year	-1.44

Class C Shares

Inception (3/31/06)	5.00%

5 Years	4.50

1 Year	2.50

Class Y Shares

Inception	5.93%

5 Years	5.46

1 Year	4.55

Institutional Class Shares

Inception (3/31/06)	6.06%

5 Years	5.56

1 Year	4.55
the Fund will eliminate the redemption fee, if applicable, assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2013. See current prospectus for more information.

2	Invesco International Total Return Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco International Total Return Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Principal
	Amount		Value

Non U.S. Dollar Denominated Bonds & Notes–97.41%(a)
Belgium–1.35%
Anheuser Busch Inbev S.A., Sr. Unsec. Gtd. Medium-Term Euro Notes, 6.57%, 02/27/14	EUR	600,000	$874,068

Botswana–0.78%
BAA Funding Ltd., Class B, Sec. Gtd. Sub. Medium-Term Euro Notes, 7.13%, 02/14/24	GBP	300,000	506,419

Canada–7.82%
Canada Housing Trust No. 1, Sr. Sec. Gtd. Global Mortgage-Backed Bonds, 2.65%, 03/15/22(b)	CAD	1,700,000	1,725,385

Province of Ontario, Sr. Unsec. Floating Rate Medium-Term Notes, 1.46%, 06/27/16(c)	CAD	800,000	808,463

Sr. Unsec. Medium-Term Euro Notes, 2.00%, 12/10/13	GBP	1,050,000	1,735,074

Province of Quebec, Bonds, 4.25%, 12/01/43	CAD	700,000	781,742

			5,050,664

Cayman Islands–0.44%
IPIC Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(b)	EUR	200,000	285,300

Denmark–0.53%
TDC A/S, Sr. Unsec. Medium-Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	345,718

France–9.69%
AXA S.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 6.77%(d)	GBP	75,000	89,479

BNP Paribas Home Loan S.A., Sr. Sec. Mortgage-Backed Euro Bonds, 2.25%, 10/01/12	EUR	650,000	865,903

Dexia Municipal Agency S.A., Series 172, Tranche 2, Sr. Sec. Medium-Term Euro Notes, 0.80%, 05/21/12	JPY	150,000,000	1,877,026

Series 301, Tranche 1, Sr. Sec. Medium-Term Euro Notes, 1.55%, 10/31/13	JPY	100,000,000	1,245,797

Sr. Sec. Medium-Term Euro Notes, 1.80%, 05/09/17	JPY	189,000,000	2,181,786

			6,259,991

Germany–15.21%
Bundesrepublik Deutschland, Euro Bonds, 2.25%, 09/04/21	EUR	1,780,000	2,505,263

Series 05, Euro Bonds, 4.00%, 01/04/37	EUR	600,000	1,030,237

Series 2008, Euro Bonds, 4.25%, 07/04/18	EUR	1,220,000	1,940,154

Unsec. Euro Bonds, 2.00%, 01/04/22	EUR	1,300,000	1,787,273

EnBW Energie Baden-Wuerttemberg AG, Sr. Unsec. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	162,641

Kreditanstalt fuer Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	2,068,899

RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00%(d)	GBP	200,000	329,104

			9,823,571

Ireland–0.45%
Cloverie PLC for Zurich Insurance Co. Ltd., Sub. Medium-Term Euro Notes, 7.50%, 07/24/39	EUR	200,000	287,699

Italy–3.23%
Italy Buoni Poliennali Del Tesoro, Euro Bonds, 5.00%, 09/01/40	EUR	740,000	852,131

Sr. Unsec. Euro Bonds, 4.75%, 08/01/23	EUR	1,000,000	1,232,960

			2,085,091

Japan–8.95%
Bayer Holding Ltd., Sr. Unsec. Gtd. Medium-Term Euro Notes, 1.96%, 06/28/12	JPY	200,000,000	2,510,510

Development Bank of Japan, Unsec. Gtd. Global Bonds, 1.70%, 09/20/22	JPY	35,000,000	468,411

Unsec. Gtd. Global Notes, 1.05%, 06/20/23	JPY	45,000,000	568,568

Japan Government Ten Years, Series 318, Sr. Unsec. Bonds, 1.00%, 09/20/21	JPY	70,000,000	890,533

Japan Government Thirty Years, Series 31, Sr. Unsec. Bonds, 2.20%, 09/20/39	JPY	100,000,000	1,344,646

			5,782,668

Luxembourg–6.88%
Arcelormittal, Sr. Unsec. Euro Bonds, 9.38%, 06/03/16	EUR	175,000	274,285

Gazprom OAO Via Gaz Capital S.A., Sr. Unsec. Euro Bonds, 2.89%, 11/15/12	JPY	300,000,000	3,749,252

Glencore Finance Europe S.A., Series 6, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.25%, 10/11/13	EUR	300,000	417,291

			4,440,828

Mexico–0.41%
Mexican Bonos, Series M, Bonds, 7.50%, 06/21/12	MXN	3,400,000	262,685

Netherlands–4.94%
ASML Holding N.V., Sr. Unsec. Euro Bonds, 5.75%, 06/13/17	EUR	200,000	297,369

Brennatag Finance BV, Gtd. Euro Notes, 5.50%, 07/19/18	EUR	300,000	421,993

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco International Total Return Fund

	Principal
	Amount		Value

Netherlands–(continued)

F Van Lanschot Bankiers N.V., Sr. Unsec. Medium-Term Euro Notes, 3.50%, 04/02/13	EUR	600,000	$802,032

ING Bank N.V., Sec. Mortgage-Backed Medium-Term Euro Notes, 3.00%, 09/30/14	EUR	550,000	761,597

Koninklijke KPN N.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.00%, 11/18/26	GBP	110,000	177,105

Schiphol Nederland B.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.43%, 04/28/21	EUR	200,000	294,816

6.63%, 01/23/14	EUR	300,000	433,032

			3,187,944

Norway–3.56%
DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	329,865

Norway Government, Series 472, Bonds, 4.25%, 05/19/17	NOK	10,000,000	1,971,584

			2,301,449

Poland–6.33%
Poland Government, Series 1021, Bonds, 5.75%, 10/25/21	PLN	1,000,000	325,795

Series 3BR, Sr. Unsec. Bonds, 1.00%, 06/20/12	JPY	200,000,000	2,504,219

Series 8, Sr. Unsec. Bonds, 1.92%, 11/13/12	JPY	100,000,000	1,256,469

			4,086,483

South Africa–0.40%
South Africa Government, Series R208, Bonds, 6.75%, 03/31/21	ZAR	2,150,000	260,874

South Korea–1.92%
Korea Treasury, Series 1609, Sr. Unsec.Bonds, 3.50%, 09/10/16	KRW	1,400,000,000	1,238,509

Spain–0.41%
CaixaBank, Sec. Mortgage-Backed Euro Bonds, 3.13%, 09/16/13	EUR	200,000	265,252

Supranational–8.58%
Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,831,881

European Investment Bank, Sr. Unsec. Global Bonds, 1.40%, 06/20/17	JPY	120,000,000	1,591,288

Sr. Unsec. Medium-Term Euro Bonds, 4.50%, 08/12/17	SEK	4,000,000	637,916

Sr. Unsec. Medium-Term Notes, 6.00%, 08/06/20	AUD	1,400,000	1,478,097

			5,539,182

Sweden–0.94%
Nordea Bank AB, Unsec. Sub. Variable Rate Medium-Term Euro Notes, 4.63%, 02/15/22(c)	EUR	100,000	131,729

Securities AB, Sr. Unsec. Medium-Term Euro Notes, 2.75%, 02/28/17	EUR	200,000	268,899

TeliaSonera AB, Sr. Unsec. Medium-Term Euro Notes, 3.63%, 02/14/24	EUR	150,000	206,590

			607,218

United Kingdom–14.59%
Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage-Backed Medium-Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	336,730

Bat International Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/12/15	EUR	450,000	668,280

Carnival PLC, Sr. Unsec. Gtd. Euro Notes, 7.13%, 06/25/12	GBP	500,000	813,950

Centrica PLC, Sr. Unsec. Medium-Term Euro Notes, 4.38%, 03/13/29	GBP	350,000	566,563

Co-Operative Group Ltd., Sr. Unsec. Gtd. Euro Notes, 5.63%, 07/08/20	GBP	300,000	483,114

Direct Line Insurance PLC, Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	400,000	653,828

Everything Everywhere Finance PLC, Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.50%, 02/06/17	EUR	200,000	269,055

FCE Bank PLC, Sr. Unsec. Medium-Term Euro Notes, 5.13%, 11/16/15	GBP	50,000	84,001

G4S International Finance PLC, Gtd. Medium-Term Euro Notes, 2.88%, 05/02/17	EUR	150,000	199,727

Imperial Tobacco Finance PLC, Series 19, Tranche 1, Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.38%, 11/22/13	EUR	500,000	691,481

International Power Finance 2010 PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 05/11/17(b)	EUR	150,000	236,805

ISS Financing PLC, REGS, Sr. Sec. Euro Bonds, 11.00%, 06/15/14(b)	EUR	200,000	281,464

Permanent Master Issuer PLC, Series 2009-1, Class A3, Floating Rate Pass Through Ctfs., 2.46%, 07/15/42(c)	EUR	500,000	669,468

Royal Bank of Scotland PLC (The), Sr. Sec. Mortgage-Backed Euro Bonds, 5.13%, 01/13/24	GBP	200,000	346,239

United Kingdom Treasury, Bonds, 4.00%, 03/07/22	GBP	600,000	1,139,020

4.25%, 12/07/40	GBP	740,000	1,406,875

4.75%, 12/07/38	GBP	280,000	573,361

			9,419,961

Total Non U.S. Dollar Denominated Bonds & Notes (Cost $60,615,518)			62,911,574

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Total Return Fund

	Shares	Value

Money Market Funds–0.50%
Liquid Assets Portfolio–Institutional Class(e)	161,569	$161,569

Premier Portfolio–Institutional Class(e)	161,570	161,570

Total Money Market Funds (Cost $323,139)		323,139

TOTAL INVESTMENTS–97.91% (Cost $60,938,657)		63,234,713

OTHER ASSETS LESS LIABILITIES–2.09%		1,352,323

NET ASSETS–100.00%		$64,587,036

Investment Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed
JPY	– Japanese Yen
Jr.	– Junior
KRW	– South Korean Won
MXN	– Mexican Peso
NOK	– Norwegian Krona
PLN	– Poland Zloty
REGS	– Regulation S
Sec.	– Secured
SEK	– Swedish Krona
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
ZAR	– South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $2,528,954, which represented 3.92% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2012.
(d)	Perpetual bond with no specified maturity date.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Sovereign Debt	44.3%

Financials	29.8

Energy	5.8

Industrials	4.6

Health Care	3.9

Consumer Staples	3.5

Utilities	2.0

Telecommunication Services	1.5

Collateralized Mortgage Obligations	1.0

Information Technology	0.5

Materials	0.4

Consumer Discretionary	0.1

Money Market Funds Plus Other Assets Less Liabilities	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Total Return Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $60,615,518)	$62,911,574

Investments in affiliated money market funds, at value and cost	323,139

Total investments, at value (Cost $60,938,657)	63,234,713

Foreign currencies, at value (Cost $744,486)	725,892

Receivable for:
Deposits with brokers for open futures contracts	44,000

Variation margin	8,505

Fund shares sold	157,104

Dividends and interest	826,461

Foreign currency contracts	16,039

Investment for trustee deferred compensation and retirement plans	14,153

Other assets	43,406

Total assets	65,070,273

Liabilities:
Payable for:
Investments purchased	197,266

Fund shares reacquired	191,015

Accrued fees to affiliates	39,398

Accrued other operating expenses	37,024

Trustee deferred compensation and retirement plans	18,534

Total liabilities	483,237

Net assets applicable to shares outstanding	$64,587,036

Net assets consist of:
Shares of beneficial interest	$63,144,730

Undistributed net investment income	11,057

Undistributed net realized gain (loss)	(997,872)

Unrealized appreciation	2,429,121

$64,587,036

Net Assets:
Class A	$43,375,810

Class B	$5,111,727

Class C	$9,896,462

Class Y	$1,147,789

Institutional Class	$5,055,248

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,891,891

Class B	459,555

Class C	889,470

Class Y	103,010

Institutional Class	453,536

Class A:
Net asset value per share	$11.15

Maximum offering price per share
(Net asset value of $11.15 divided by 95.25%)	$11.71

Class B:
Net asset value and offering price per share	$11.12

Class C:
Net asset value and offering price per share	$11.13

Class Y:
Net asset value and offering price per share	$11.14

Institutional Class:
Net asset value and offering price per share	$11.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Total Return Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $1,098)	$850,685

Dividends from affiliated money market funds	477

Total investment income	851,162

Expenses:
Advisory fees	214,141

Administrative services fees	24,863

Custodian fees	12,702

Distribution fees:
Class A	55,039

Class B	27,451

Class C	51,272

Transfer agent fees — A, B, C and Y	79,220

Transfer agent fees — Institutional	339

Trustees’ and officers’ fees and benefits	11,313

Registration and filing fees	33,304

Other	41,394

Total expenses	551,038

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(137,926)

Net expenses	413,112

Net investment income	438,050

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,013,868)

Foreign currencies	(55,372)

Foreign currency contracts	82,022

Futures contracts	12,687

(974,531)

Change in net unrealized appreciation (depreciation) of:
Investment securities	758,520

Foreign currencies	(21,946)

Foreign currency contracts	(34,761)

Futures contracts	194,065

895,878

Net realized and unrealized gain (loss)	(78,653)

Net increase in net assets resulting from operations	$359,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Total Return Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income	$438,050	$831,518

Net realized gain (loss)	(974,531)	2,847,532

Change in net unrealized appreciation (depreciation)	895,878	(2,680,756)

Net increase in net assets resulting from operations	359,397	998,294

Distributions to shareholders from net investment income:
Class A	(1,785,165)	(1,688,264)

Class B	(202,824)	(259,361)

Class C	(376,554)	(361,736)

Class Y	(74,410)	(28,171)

Institutional Class	(189,534)	(227,338)

Total distributions from net investment income	(2,628,487)	(2,564,870)

Distributions to shareholders from net realized gains:
Class A	(499,885)	(976,342)

Class B	(63,007)	(190,113)

Class C	(116,668)	(263,923)

Class Y	(21,080)	(15,498)

Institutional Class	(50,708)	(130,713)

Total distributions from net realized gains	(751,348)	(1,576,589)

Share transactions–net:
Class A	(1,777,266)	16,239,636

Class B	(566,709)	(315,311)

Class C	(412,882)	2,152,498

Class Y	(82,042)	642,425

Institutional Class	549,772	433,994

Net increase (decrease) in net assets resulting from share transactions	(2,289,127)	19,153,242

Net increase (decrease) in net assets	(5,309,565)	16,010,077

Net assets:
Beginning of period	69,896,601	53,886,524

End of period (includes undistributed net investment income of $11,057 and $2,201,494, respectively)	$64,587,036	$69,896,601

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Total Return Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is total return, comprised of current income and capital appreciation.

9        Invesco International Total Return Fund

  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

10        Invesco International Total Return Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

11        Invesco International Total Return Fund

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.65%

Next $250 million	0.59%

Next $500 million	0.565%

Next $1.5 billion	0.54%

Next $2.5 billion	0.515%

Next $5 billion	0.49%

Over $10 billion	0.465%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.10%, 1.85%, 1.85%, 0.85% and 0.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees $58,368 and reimbursed class level expenses of $56,925, $7,098, $13,257, $1,739 and $339 of Class A, Class B, Class C, Class Y, and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All

12        Invesco International Total Return Fund

fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $7,473 in front-end sales commissions from the sale of Class A shares and $1,717, $3,144 and $1,048 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no material transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Money Market Funds	$323,139	$—	$—	$323,139

Foreign Debt Securities	—	37,066,654	—	37,066,654

Foreign Government Debt Securities	—	25,844,920	—	25,844,920

	323,139	62,911,574	—	63,234,713

Foreign Currency Contracts*	—	37,153	—	37,153

Futures*	186,295	—	—	186,295

Total Investments	$509,434	$62,948,727	$—	$63,458,161

*	Unrealized appreciation

13        Invesco International Total Return Fund

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign Currency Contracts(a)	$9,170	$(46,323)

Interest rate risk
Futures contracts(b)	261,155	(74,860)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Foreign currency contracts.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin payable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended April 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Foreign Currency
	Futures*	Contracts*

Realized Gain
Currency risk	$—	$82,022

Interest rate risk	12,687	—

Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$(34,761)

Interest rate risk	194,065	—

Total	$206,752	$47,261

*	The average notional value of futures and foreign currency contracts outstanding during the period was $22,709,825 and $2,193,015, respectively.

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

05/25/12	Citibank N.A.	AUD	700,000	USD	736,511	$727,341	$9,170

05/25/12	Citibank N.A.	CAD	1,600,000	USD	1,595,537	1,618,946	(23,409)

05/25/12	State Street	JPY	105,000	USD	1,292,610	1,315,524	(22,914)

							$(37,153)

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/25/12	Citibank N.A.	USD	50,000,000	JPY	623,196	$602,482	$20,714

05/25/12	State Street	USD	35,000,000	JPY	431,353	421,936	9,417

05/25/12	State Street	USD	100,000,000	JPY	1,228,592	1,205,531	23,061

							$53,192

Total open foreign currency contracts							$16,039

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
JPY	– Japanese Yen
USD	– U.S. Dollar

14        Invesco International Total Return Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

Australia 10 Year Bond	34	June-2012	$4,245,380	$105,896

Euro-Bobl	14	June-2012	2,322,385	20,865

Euro Bonds	16	June-2012	2,988,625	54,301

Japanese 10 Year Bonds	30	June-2012	5,374,295	24,438

Subtotal				$205,500

Short Contracts
Canada 10 Year Bonds	4	June-2012	$(534,724)	$(636)

Euro Bonds	17	June-2012	(2,289,116)	55,655

Long Gilt	22	June-2012	(4,128,479)	(31,099)

U.S. Treasury 10 Year Notes	40	June-2012	(5,291,250)	(43,125)

Subtotal				$(19,205)

Total				$186,295

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $200.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2012, the Fund paid legal fees of $723 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2011.

15        Invesco International Total Return Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $35,626,361 and $39,135,499, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,813,118

Aggregate unrealized (depreciation) of investment securities	(517,062)

Net unrealized appreciation of investment securities	$2,296,056

Cost of investments for tax purposes and financial reporting purposes is the same.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	556,586	$6,167,101	2,864,497	$33,446,444

Class B	55,205	612,908	165,764	1,902,975

Class C	101,921	1,133,317	455,959	5,297,263

Class Y	79,323	899,672	85,574	1,000,978

Institutional Class	48,993	542,423	66,768	763,768

Issued as reinvestment of dividends:
Class A	190,095	2,060,730	220,292	2,427,647

Class B	23,071	249,977	38,744	424,252

Class C	41,701	451,833	54,237	594,615

Class Y	7,977	86,410	3,821	42,130

Institutional Class	22,064	238,903	32,470	357,603

Automatic conversion of Class B shares to Class A shares:
Class A	41,967	462,825	82,279	923,242

Class B	(42,051)	(462,825)	(82,447)	(923,242)

Reacquired:(b)
Class A	(951,180)	(10,467,922)	(1,808,916)	(20,557,697)

Class B	(87,892)	(966,769)	(151,421)	(1,719,296)

Class C	(182,819)	(1,998,032)	(333,120)	(3,739,380)

Class Y	(97,990)	(1,068,124)	(35,124)	(400,683)

Institutional Class	(21,150)	(231,554)	(60,306)	(687,377)

Net increase (decrease) in share activity	(214,179)	$(2,289,127)	1,599,071	$19,153,242

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $6 and $82,105 for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.

16        Invesco International Total Return Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net			Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Return of	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	capital	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/12	$11.63	$0.08	$0.00	$0.08	$(0.44)	$(0.12)	—	$(0.56)	$11.15	0.89%	$43,376	1.10	%(e)	1.54	%(e)	1.49	%(e)	58%
Year ended 10/31/11	12.22	0.19	0.16	0.35	(0.58)	(0.36)	—	(0.94)	11.63	3.37	47,162	1.10		1.58		1.64		226
Year ended 10/31/10	11.68	0.19	0.51	0.70	(0.16)	—	—	(0.16)	12.22	6.12	32,947	1.10		1.55		1.69		203
Year ended 10/31/09	9.96	0.22	1.65	1.87	(0.14)	—	(0.01)	(0.15)	11.68	18.93	32,460	1.10		1.51		2.10		233
Year ended 10/31/08	11.18	0.24	(0.90)	(0.66)	(0.41)	—	(0.15)	(0.56)	9.96	(6.22)	39,418	1.11		1.42		2.16		224
Year ended 10/31/07	10.44	0.25	0.69	0.94	(0.20)	—	—	(0.20)	11.18	9.17	6,247	1.12		2.06		2.39		509

Class B
Six months ended 04/30/12	11.61	0.04	(0.01)	0.03	(0.40)	(0.12)	—	(0.52)	11.12	0.40	5,112	1.85	(e)	2.29	(e)	0.74	(e)	58
Year ended 10/31/11	12.19	0.10	0.17	0.27	(0.49)	(0.36)	—	(0.85)	11.61	2.66	5,934	1.85		2.33		0.89		226
Year ended 10/31/10	11.65	0.11	0.51	0.62	(0.08)	—	—	(0.08)	12.19	5.34	6,591	1.85		2.30		0.94		203
Year ended 10/31/09	9.94	0.14	1.64	1.78	(0.06)	—	(0.01)	(0.07)	11.65	18.00	9,026	1.85		2.26		1.35		233
Year ended 10/31/08	11.16	0.16	(0.90)	(0.74)	(0.40)	—	(0.08)	(0.48)	9.94	(6.95)	11,432	1.86		2.17		1.41		224
Year ended 10/31/07	10.42	0.17	0.70	0.87	(0.13)	—	—	(0.13)	11.16	8.44	2,395	1.87		2.81		1.64		509

Class C
Six months ended 04/30/12	11.61	0.04	0.00	0.04	(0.40)	(0.12)	—	(0.52)	11.13	0.49	9,896	1.85	(e)	2.29	(e)	0.74	(e)	58
Year ended 10/31/11	12.19	0.10	0.17	0.27	(0.49)	(0.36)	—	(0.85)	11.61	2.65	10,782	1.85		2.33		0.89		226
Year ended 10/31/10	11.66	0.11	0.50	0.61	(0.08)	—	—	(0.08)	12.19	5.24	9,165	1.85		2.30		0.94		203
Year ended 10/31/09	9.94	0.14	1.65	1.79	(0.06)	—	(0.01)	(0.07)	11.66	18.10	13,887	1.85		2.26		1.35		233
Year ended 10/31/08	11.16	0.16	(0.90)	(0.74)	(0.40)	—	(0.08)	(0.48)	9.94	(6.95)	16,262	1.86		2.17		1.41		224
Year ended 10/31/07	10.43	0.17	0.69	0.86	(0.13)	—	—	(0.13)	11.16	8.34	1,999	1.87		2.81		1.64		509

Class Y
Six months ended 04/30/12	11.63	0.10	(0.01)	0.09	(0.46)	(0.12)	—	(0.58)	11.14	0.93	1,148	0.85	(e)	1.29	(e)	1.74	(e)	58
Year ended 10/31/11	12.22	0.22	0.16	0.38	(0.61)	(0.36)	—	(0.97)	11.63	3.63	1,322	0.85		1.33		1.89		226
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	—	(0.19)	12.22	6.39	726	0.85		1.30		1.94		203
Year ended 10/31/09	9.96	0.26	1.64	1.90	(0.17)	—	(0.01)	(0.18)	11.68	19.22	284	0.85		1.26		2.35		233
Year ended 10/31/08(f)	10.54	0.02	(0.60)	(0.58)	—	—	—	—	9.96	(5.50)	24	0.86	(g)	1.20	(g)	2.41	(g)	224

Institutional Class
Six months ended 04/30/12	11.63	0.10	0.00	0.10	(0.46)	(0.12)	—	(0.58)	11.15	1.02	5,055	0.85	(e)	1.04	(e)	1.74	(e)	58
Year ended 10/31/11	12.22	0.22	0.16	0.38	(0.61)	(0.36)	—	(0.97)	11.63	3.63	4,696	0.85		1.08		1.89		226
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	—	(0.19)	12.22	6.39	4,457	0.85		1.03		1.94		203
Year ended 10/31/09	9.96	0.25	1.65	1.90	(0.17)	—	(0.01)	(0.18)	11.68	19.22	27,008	0.85		1.01		2.35		233
Year ended 10/31/08	11.18	0.27	(0.90)	(0.63)	(0.42)	—	(0.17)	(0.59)	9.96	(5.99)	28,117	0.85		0.94		2.42		224
Year ended 10/31/07	10.44	0.28	0.69	0.97	(0.23)	—	—	(0.23)	11.18	9.42	35,952	0.86		1.55		2.64		509

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $44,273, $5,520, $10,311, $1,353, and $4,795 for Class A, Class B, Class C, Class Y, and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

17        Invesco International Total Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,008.90	$5.49	$1,019.39	$5.52	1.10%

B	1,000.00	1,004.00	9.22	1,015.66	9.27	1.85

C	1,000.00	1,004.90	9.22	1,015.66	9.27	1.85

Y	1,000.00	1,009.30	4.25	1,020.64	4.27	0.85

Institutional	1,000.00	1,010.20	4.25	1,020.64	4.27	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco International Total Return Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

ITR-SAR-1	Invesco Distributors, Inc.

Invesco Premium Income Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: PIAFX ▪ C: PICFX ▪ R: PIRFX ▪ Y: PIYFX ▪ Institutional: IPNFX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
14	Financial Statements
16	Notes to Financial Statements
23	Financial Highlights
24	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/14/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.22%

Class C Shares	3.93

Class R Shares	4.16

Class Y Shares	4.39

Institutional Class Shares	4.39

Barclays U.S. Aggregate Index▼ (Broad Market Index)	2.53	*

Custom Premium Income Index■ (Style-Specific Index)	8.03	*

Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	5.42	*

Source(s): ▼ Lipper Inc.; ■ Invesco, Lipper Inc.

*	Returns for the Fund’s indexes are from 11/30/11, the month-end closest to the date of the Fund’s inception.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Custom Premium Income Index, created by Invesco to serve as a benchmark for Invesco Premium Income Fund, is composed of the following indexes: the S&P 500 Index (50%) and the Barclays U.S. Universal Index (50%).
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/12, including maximum applicable
sales charges

Class A Shares

Inception (12/14/11)	-1.47%

Class C Shares

Inception (12/14/11)	2.93%

Class R Shares

Inception (12/14/11)	4.16%

Class Y Shares

Inception (12/14/11)	4.39%

Institutional Class Shares

Inception (12/14/11)	4.39%

Cumulative Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (12/14/11)	-3.67%

Class C Shares

Inception (12/14/11)	0.67%

Class R Shares

Inception (12/14/11)	1.86%

Class Y Shares

Inception (12/14/11)	2.04%

Institutional Class Shares

Inception (12/14/11)	2.04%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 0.92%, 1.67%, 1.17%, 0.67% and 0.67%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y and Institutional Class shares was 1.32%, 2.07%, 1.57%, 1.07% and 0.95%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

[1]	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 28, 2013. See current prospectus for more information.

2	Invesco Premium Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically – and certainly without advance notice – depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Premium Income Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes–42.57%
Advertising–0.01%
National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$20,000	$20,450

Aerospace & Defense–0.47%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	110,000	112,200

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	500,000	568,750

		680,950

Airlines–0.72%
American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	530,290	530,290

Continental Airlines Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	239,878	238,828

UAL Pass Through Trust, Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	196,855	194,394

US Airways Pass Through Trust, Series 2012 1-A, Sr. Sec. Bonds, 5.90%, 10/01/24	20,000	20,050

Series 2012 1-B, Sec. Bonds, 8.00%, 10/01/19	20,000	20,226

Series 2012 1-C, Sec. Bonds, 9.13%, 10/01/15	25,000	25,000

		1,028,788

Alternative Carriers–0.47%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	150,000	161,250

Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	500,000	516,250

		677,500

Aluminum–0.18%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	250,000	255,781

Apparel Retail–0.59%
Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	250,000	258,281

J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	500,000	517,500

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	75,000	75,844

		851,625

Apparel, Accessories & Luxury Goods–0.80%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	115,000	119,025

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	250,000	243,750

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	500,000	538,750

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	250,000	252,969

		1,154,494

Auto Parts & Equipment–0.39%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	500,000	525,000

American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	35,000	37,537

		562,537

Automobile Manufacturers–1.07%
Chrysler Group LLC/CG Co-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	250,000	260,000

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	1,000,000	1,277,500

		1,537,500

Broadcasting–0.07%
Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	100,000	99,625

Building Products–0.77%
Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	250,000	269,375

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	40,000	40,750

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	380,000	377,150

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	135,000	140,063

Sr. Unsec. Notes, 9.75%, 01/15/18	265,000	270,962

		1,098,300

Cable & Satellite–0.43%
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	500,000	525,000

ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	85,000	87,550

		612,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Premium Income Fund

	Principal
	Amount	Value

Casinos & Gaming–1.59%
Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	$15,000	$15,862

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	1,000,000	1,045,000

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	95,000	98,325

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(c)	30,000	28,800

Sr. Sec. Notes, 9.13%, 02/01/15(b)	750,000	761,250

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	340,000	334,900

		2,284,137

Coal & Consumable Fuels–0.16%
Berau Coal Energy Tbk PT (Indonesia), Sr. Sec. Gtd. Notes, 7.25%, 03/13/17(b)	200,000	199,965

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	30,000	28,650

		228,615

Communications Equipment–0.21%
Avaya Inc.,
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	250,000	250,937

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	50,000	49,813

		300,750

Construction & Farm Machinery & Heavy Trucks–0.40%
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	250,000	251,250

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	100,000	107,500

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	200,000	214,000

		572,750

Construction Materials–0.61%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	150,000	148,741

China Shanshui Cement Group Ltd. (China), Sr. Unsec. Gtd. Notes, 10.50%, 04/27/17(b)	300,000	305,385

Rearden G Holdings EINS GmbH (Germany), Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	200,000	211,502

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	215,000	211,238

		876,866

Consumer Finance–0.80%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 03/15/20	750,000	860,625

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	250,000	282,187

		1,142,812

Data Processing & Outsourced Services–0.35%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	205,000	216,275

Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	15,000	14,963

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	250,000	267,500

		498,738

Distillers & Vintners–0.12%
Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	85,000	96,263

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	70,000	74,025

		170,288

Diversified Banks–2.02%
Banco Bradesco S.A. (Brazil), Unsec. Sub. Notes, 5.75%, 03/01/22	200,000	204,677

Banco de Credito Del Peru (Peru), Sub. Notes, 6.13%, 04/24/27(b)	190,000	196,204

Banco Santander S.A. (Brazil), Sr. Unsec. Notes, 4.63%, 02/13/17(b)	280,000	277,759

Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	300,000	304,537

BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.50%, 03/10/16(b)	400,000	404,087

BDO Unibank Inc. (Philippines), Sr. Unsec. Bonds, 3.88%, 04/22/16	300,000	290,810

DBS Bank Ltd. (Singapore), Unsec. Sub. Variable Rate Notes, 3.63%, 09/21/22(b)(c)	300,000	304,871

GTB Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.50%, 05/19/16(b)	250,000	261,247

Nomos Bank Via Nomos Capital PLC (Russia), Sub. Notes, 10.00%, 04/26/19(b)	200,000	200,536

Sberbank Via SB Capital S.A. (Russia), Sr. Unsec. Notes, 6.13%, 02/07/22(b)	250,000	257,361

Turkiye Vakiflar Bankasi Tao (Turkey), Sr. Unsec. Notes, 5.75%, 04/24/17(b)	200,000	200,659

		2,902,748

Diversified Metals & Mining–0.32%
Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	65,000	44,849

Volcan Cia Minera S.A.A (Peru), Sr. Unsec. Notes, 5.38%, 02/02/22(b)	390,000	407,612

		452,461

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Premium Income Fund

	Principal
	Amount	Value

Electric Utilities–0.46%
Comission Federal de Electridad (Mexico), Sr. Unsec. Notes, 5.75%, 02/14/42(b)	$300,000	$306,691

Majapahit Holding B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	300,000	356,936

		663,627

Electronic Manufacturing Services–0.08%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	110,000	112,750

Gas Utilities–0.14%
Transportadora de Gas Internacional S.A. ESP (Colombia), Sr. Unsec. Notes, 5.70%, 03/20/22(b)	200,000	205,268

Gold–0.31%
Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	450,000	426,668

New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	20,000	20,681

		447,349

Health Care Equipment–0.08%
DJO Finance LLC/Corp., Sec. Notes, 8.75%, 03/15/18(b)	120,000	121,800

Health Care Facilities–0.87%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	190,000	194,275

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	150,000	162,375

Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	140,000	138,600

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(c)	250,000	238,125

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 8.00%, 08/01/20	500,000	522,500

		1,255,875

Health Care Services–0.07%
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	100,000	100,500

Health Care Technology–0.10%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	133,000	139,650

Homebuilding–0.65%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	250,000	228,750

D.R. Horton Inc., Sr. Unsec. Gtd. Notes, 4.75%, 05/15/17	35,000	35,963

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	250,000	266,875

Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	200,000	205,000

Servicios Corp. Javer SAPI de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 9.88%, 04/06/21(b)	160,000	154,387

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	40,000	41,400

		932,375

Hotels, Resorts & Cruise Lines–0.51%
CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	174,487	194,989

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 06/15/16	500,000	537,500

		732,489

Household Products–0.18%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	250,000	259,375

Housewares & Specialties–0.07%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	90,000	94,050

Hypermarkets & Super Centers–0.15%
Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 5.50%, 01/20/21(b)	200,000	211,415

Independent Power Producers & Energy Traders–0.65%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	500,000	572,500

Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	165,000	177,787

Sr. Sec. Notes, 7.25%, 10/15/17(b)	110,000	117,700

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	70,000	71,225

		939,212

Industrial Conglomerates–0.21%
Hutchison Whampoa International Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	300,000	306,750

Industrial Machinery–0.05%
Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	50,000	51,750

Mcron Finance Sub. LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	20,000	20,425

		72,175

Integrated Oil & Gas–1.79%
Gazprom OAO Via Gaz Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes,
4.95%, 05/23/16(b)	300,000	313,042

6.00%, 01/23/21(b)	200,000	213,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Premium Income Fund

	Principal
	Amount	Value

Integrated Oil & Gas–(continued)

IPIC GMTN Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes, 5.50%, 03/01/22(b)	$300,000	$314,175

KazMunayGas National Co. (Kazakhstan), Sr. Unsec. Bonds, 7.00%, 05/05/20(b)	620,000	711,934

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	230,000	251,517

Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	181,985

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 6.50%, 06/02/41	500,000	579,756

		2,566,254

Integrated Telecommunication Services–0.42%
Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Notes, 6.25%(b)(d)(e)	300,000	320,974

Oi S.A. (Brazil), Sr. Unsec. Notes, 5.75%, 02/10/22(b)	280,000	287,942

		608,916

Internet Software & Services–0.38%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	500,000	548,750

Movies & Entertainment–0.04%
Carmike Cinemas Inc., Sec. Gtd. Notes, 7.38%, 05/15/19(b)	55,000	56,650

Multi-Line Insurance–0.81%
American International Group Inc., Jr. Unsec. Sub. Global Variable Rate Deb., 8.18%, 05/15/58(c)	500,000	537,500

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Variable Rate Deb., 8.13%, 06/15/38(c)	350,000	371,000

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	250,000	248,125

		1,156,625

Oil & Gas Drilling–0.01%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	12,000	12,690

Oil & Gas Equipment & Services–0.50%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	500,000	525,000

Key Energy Services Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21(b)	195,000	199,631

		724,631

Oil & Gas Exploration & Production–3.02%
Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	500,000	532,500

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	40,000	40,350

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	240,000	234,900

Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	90,000	88,088

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	65,000	67,600

Continental Resources Inc., Sr. Unsec. Gtd. Notes, 5.00%, 09/15/22(b)	215,000	219,300

Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.50%, 12/15/21(b)	400,000	431,297

EV Energy Partners LP/EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	90,000	92,025

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	105,000	90,038

Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	20,000	20,700

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	500,000	523,437

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	400,000	418,090

8.38%, 04/01/22(b)	400,000	410,092

Pertamina Persero PT, Sr. Unsec. Notes, 4.88%, 05/03/22(b)	250,000	248,750

6.00%, 05/03/42(b)	250,000	245,625

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/19	320,000	325,200

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	65,000	65,325

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	170,000	170,000

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	100,000	105,750

		4,329,067

Oil & Gas Refining & Marketing–0.54%
Reliance Holdings USA Inc., Sr. Unsec. Gtd. Notes, 5.40%, 02/14/22(b)	250,000	251,231

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	500,000	523,750

		774,981

Oil & Gas Storage & Transportation–0.98%
Chesapeake Midstream Partners LP/CHKM Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 07/15/22	175,000	168,875

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	500,000	530,000

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	500,000	532,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Premium Income Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	$180,000	$182,250

		1,413,625

Other Diversified Financial Services–0.66%
Corp Financiera de Desarrollo S.A. (Peru), Sr. Unsec. Notes, 4.75%, 02/08/22(b)	300,000	314,464

International Lease Finance Corp., Sr. Unsec. Global Notes, 8.75%, 03/15/17	500,000	563,437

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Notes, 7.75%, 04/15/20(b)	65,000	66,138

		944,039

Packaged Foods & Meats–0.12%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.50%, 01/25/22(b)	150,000	155,913

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	15,000	15,712

		171,625

Paper Products–0.49%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	500,000	502,813

Inversiones CMPC S.A. (Chile), Sr. Unsec. Gtd. Notes, 4.50%, 04/25/22(b)	200,000	199,531

		702,344

Pharmaceuticals–0.19%
Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	250,000	276,875

Real Estate Development–0.44%
Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Notes, 11.13%, 02/23/18(b)	400,000	401,481

Franshion Development Ltd. (China), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(b)	250,000	231,821

		633,302

Regional Banks–0.71%
CIT Group Inc.,
Sr. Gtd. Notes, 7.00%, 05/02/17(b)	110,000	110,412

Sr. Unsec. Global Notes, 5.25%, 03/15/18	175,000	181,125

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	45,000	46,463

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	350,000	370,125

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	70,000	74,375

Unsec. Sub. Global Notes, 5.13%, 06/15/17	250,000	233,125

		1,015,625

Semiconductor Equipment–0.42%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	230,000	247,250

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	350,000	354,375

		601,625

Sovereign Debt–9.84%
Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	850,000	768,873

Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	480,000	501,600

Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	280,000	355,040

Dominican Republic International Bond (Mult. Countries), Sr. Unsec. Notes, 9.04%, 01/23/18(b)	327,893	366,584

Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 7.63%, 03/29/41	350,000	333,813

Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 7.75%, 01/17/38(b)	400,000	545,000

Indonesia International Government Bond (Indonesia), Unsec. Notes, 3.75%, 04/25/22(b)	200,000	198,000

Lithuania Government International Bond (Lithuania),Sr. Unsec. Notes, 6.13%, 03/09/21(b)	250,000	272,500

6.63%, 02/01/22(b)	200,000	224,750

Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	300,000	313,898

Mexico Government International Bond (Mexico), Sr. Unsec. Global MTN, 4.75%, 03/08/44	500,000	515,250

Namibia International Bonds (Mult. Countries), Sr. Unsec. Notes, 5.50%, 11/03/21(b)	200,000	209,500

Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	480,000	560,400

Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	400,000	406,000

Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	200,000	321,500

Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 6.38%, 10/23/34	400,000	498,500

5.00%, 01/13/37	300,000	315,750

Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 5.00%, 03/23/22	625,000	671,875

Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 10.88%, 01/26/21(b)	700,000	492,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Premium Income Fund

	Principal
	Amount	Value

Sovereign Debt–(continued)

Republic of Latvia (Latvia), Sr. Unsec. Notes,
5.25%, 02/22/17(b)	$200,000	$206,000

5.25%, 06/16/21(b)	350,000	350,438

Republic of Serbia, Sr. Unsec. Bonds, 6.75%, 11/01/24(b)(e)	86,667	86,233

Romanian Government International Bond (Romania), Sr. Unsec. Notes, 6.75%, 02/07/22(b)	160,000	168,800

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 5.00%, 04/29/20(b)	200,000	217,250

Senegal Government International Bond (Supranational), Sr. Unsec. Notes, 8.75%, 05/13/21(b)	270,000	292,788

South Africa Government International Bond (South Africa), Sr. Unsec. Global Notes, 6.25%, 03/08/41	100,000	120,625

Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec. Notes, 6.25%, 10/04/20(b)	300,000	306,750

REGS, Notes, 7.40%, 01/22/15(b)	250,000	268,125

Turkey Government International Bond (Turkey), Sr. Unsec. Global Notes,
6.25%, 09/26/22	550,000	611,875

6.75%, 05/30/40	350,000	389,375

Unsec. Global Notes, 5.13%, 03/25/22	450,000	459,450

Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Notes, 6.75%, 11/14/17(b)	575,000	518,937

Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	500,000	693,250

Venezuela Government International Bond (Venezuela),
REGS, Sr. Unsec. Bonds, 11.95%, 08/05/31(b)	320,000	320,800

REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	1,000,000	775,000

Vietnam Government International Bond, Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	200,000	216,977

Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16(b)	250,000	258,120

		14,132,251

Specialized REIT’s–0.10%
Host Hotels & Resorts L.P., Sr. Unsec. Notes, 5.25%, 03/15/22(b)	150,000	150,000

Specialty Chemicals–0.30%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	150,000	154,125

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	250,000	269,375

		423,500

Specialty Stores–0.18%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	250,000	264,375

Steel–0.40%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22	40,000	40,834

Evraz Group S.A. (Russia), Unsec. Notes, 7.40%, 04/24/17(b)	200,000	201,737

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Notes, 6.88%, 04/01/22(b)	250,000	254,327

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	75,000	76,312

		573,210

Technology Distributors–0.09%
Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	125,000	128,438

Tires & Rubber–0.15%
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	210,000	208,425

Trading Companies & Distributors–0.32%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	55,000	54,450

Aircastle Ltd., Sr. Unsec. Notes, 6.75%, 04/15/17(b)	310,000	314,650

7.63%, 04/15/20(b)	35,000	35,700

UR Financing Escrow Corp.,
Sec. Gtd. Notes, 5.75%, 07/15/18(b)	10,000	10,400

Sr. Unsec. Notes, 7.63%, 04/15/22(b)	40,000	42,400

		457,600

Trucking–0.56%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	260,000	272,350

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	500,000	525,000

		797,350

Wireless Telecommunication Services–1.98%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	250,000	231,250

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	250,000	235,625

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	250,000	252,187

Intelstat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	75,000	78,563

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes,
7.88%, 09/01/18	500,000	514,062

6.63%, 11/15/20	50,000	48,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Premium Income Fund

	Principal
	Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Nextel Corp., Sr. Unsec. Gtd. Notes,
9.00%, 11/15/18(b)	$500,000	$553,125

7.00%, 03/01/20(b)	40,000	41,000

VimpelCom Holdings B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.50%, 03/01/22(b)	400,000	389,000

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	500,000	496,250

		2,839,812

Total U.S. Dollar Denominated Bonds and Notes (Cost $58,743,972)		61,117,510

	Shares
Preferred Stocks–27.98%
Asset Management & Custody Banks–0.29%
Ameriprise Financial Inc., 7.75% Sr. Unsec. Pfd.	1,900	54,340

Ares Capital Corp., 7.00% Sr. Unsec. Pfd.	7,400	191,013

BNY Capital V, Series F, 5.95% Jr. Sub. Pfd.	7,100	179,630

		424,983

Automobile Manufacturers–0.11%
Ford Motor Co., Series A 7.50% Sr. Unsec. Pfd.	6,200	166,718

Cable & Satellite–0.11%
Comcast Corp., 6.63% Sr. Gtd. Unsec. Pfd.	6,100	153,415

Consumer Finance–0.48%
Ally Financial, 7.30% Sr. Unsec. Pfd.	11,600	270,860

Ally Financial Inc., 7.38% Sr. Pfd.	11,600	271,092

Capital One Capital II, 7.50% Jr. Gtd. Sub. Pfd.	3,300	83,820

SLM Corp., 6.00% Sr. Unsec. Pfd.	2,900	62,727

		688,499

Diversified Banks–5.40%
Barclays Bank PLC (United Kingdom),
Series 4, 7.75% Pfd.,	21,700	544,670

Series 5, 8.13% Pfd.,	36,700	937,318

Fifth Third Capital Trust VI, 7.25% Jr. Unsec. Gtd. Sub. Pfd.	15,200	387,600

HSBC Holdings PLC (United Kingdom), 8.13% Pfd.	26,400	695,376

Series 2, 8.00% Jr. Unsec. Sub. Pfd.	56,000	1,537,760

Lloyds Banking Group PLC (United Kingdom), 7.75% Pfd.	9,100	238,056

Royal Bank of Scotland PLC (The) (United Kingdom), Series L, 5.75% Jr. Sub. Pfd.	12,700	240,030

Series T, 7.25% Jr. Sub. Pfd.	5,190	99,025

Santander Finance Preferred SAU (Spain), Series 10, 10.50% Jr. Gtd. Sub. Pfd.	9,900	258,984

US Bancorp, Series F, 6.50% Pfd.	29,100	787,446

Wells Fargo & Co., Series J, 8.00% Pfd.	68,900	2,035,306

		7,761,571

Diversified Capital Markets–1.17%
Deutsche Bank Contingent Capital Trust III, 7.60% Jr. Unsec. Gtd. Sub. Pfd.	31,700	815,007

Deutsche Bank Contingent Capital Trust V, 8.05% Jr. Unsec. Gtd. Sub. Pfd.	32,800	861,000

		1,676,007

Diversified REIT’s–0.44%
PS Business Parks, Inc.,
Series P, 6.70% Pfd.	2,800	70,784

Series S, 6.45% Pfd.	2,400	62,664

Vornado Realty L.P., 7.88% Sr. Unsec. Pfd.	9,100	252,525

Vornado Realty Trust, Series J, 6.88% Pfd.	9,100	246,701

		632,674

Electric Utilities–1.01%
Alabama Power Co., 5.63% Pfd.	13,700	345,498

American Electric Power Co. Inc. 8.75% Jr. Unsec. Pfd.	3,300	89,298

BGE Capital Trust II, 6.20% Jr. Unsec. Gtd. Sub. Pfd.	2,700	67,959

Entergy Mississippi Inc., 6.00% Sr. Sec. Mortgage Pfd.	5,200	143,104

Entergy Texas Inc., 7.88% Sr. Sec. Mortgage Pfd.	5,400	153,090

Interstate Power & Light Co., Series B, 8.38% Pfd.	1,400	40,502

NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Unsec. Gtd. Sub. Pfd.	4,200	108,454

Series F, 8.75% Jr. Unsec. Gtd. Sub. Pfd.	13,500	380,700

Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	29,950

PPL Electric Utilities Corp., Series C, 6.25% Pfd.	3,700	92,731

		1,451,286

Independent Power Producers & Energy Traders–0.09%
Constellation Energy Group Inc., Series A, 8.63% Jr. Unsec. Gtd. Sub. Pfd.	4,800	128,208

Integrated Telecommunication Services–0.39%
Qwest Corp.,
7.00% Sr. Unsec. Pfd.	5,300	134,726

7.38% Sr. Unsec. Pfd.	8,300	216,464

7.50% Sr. Unsec. Pfd.	7,800	204,438

		555,628

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Premium Income Fund

	Shares	Value

Investment Banking & Brokerage–1.06%
Goldman Sachs Group, Inc. (The),
6.13% Sr. Unsec. Pfd.	10,100	$252,601

6.50% Sr. Unsec. Pfd.	13,200	340,296

Series B, 6.20% Pfd.	6,500	162,955

Morgan Stanley Capital Trust III, 6.25% Jr. Unsec. Gtd. Sub. Pfd.	24,200	591,690

Raymond James Financial Inc., 6.90% Sr. Pfd.	4,500	116,685

Stifel Financial Corp., 6.70% Sr. Pfd.	2,300	62,008

		1,526,235

Life & Health Insurance–1.40%
Aegon N.V. (Netherlands),
6.38% Unsec. Sub. Pfd.	32,000	755,200

8.00% Jr. Unsec. Sub. Pfd.	6,800	180,081

MetLife Inc., Series B, 6.50% Pfd.	17,400	440,220

Principal Financial Group Inc., Series B, 6.52% Pfd.	7,500	193,425

Prudential Financial Inc., 9.00% Jr. Sub. Pfd.	9,700	260,348

Prudential PLC (Canada), 6.75% Jr. Unsec. Sub. Pfd.	7,100	181,050

		2,010,324

Multi-Line Insurance–0.99%
Allianz SE (Germany), 8.38% Unsec. Sub. Pfd.	20,600	545,257

American International Group Inc., 7.70% Jr. Unsec. Sub. Deb. Pfd.	18,000	456,660

Aviva PLC (United Kingdom), 8.25% Jr. Unsec. Sub. Pfd.	5,400	142,398

Hartford Financial Services Group Inc. 7.88% Jr. Sub. Pfd.	10,400	274,066

		1,418,381

Multi-Utilities–0.35%
Dominion Resources Inc., Series A, 8.38% Pfd.	8,900	254,095

DTE Energy Co., 6.50% Jr. Sub. Deb. Pfd.	2,700	74,925

SCANA Corp., 7.70% Jr. Sub. Pfd.	1,400	39,270

Xcel Energy Inc., 7.60% Jr. Unsec. Sub. Pfd.	5,400	139,860

		508,150

Office REIT’s–0.21%
Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,400	35,126

Commonwealth REIT, Series C, 7.13% Pfd.	4,500	111,915

Digital Realty Trust Inc., Series F, 6.63% Pfd.	4,900	124,558

Kilroy Realty Corp., Series G, 6.88% Pfd.	1,000	25,180

		296,779

Oil & Gas Exploration & Production–0.09%
Nexen Inc. (Canada), 7.35% Sr. Unsec. Sub. Pfd.	4,900	124,166

Other Diversified Financial Services–10.72%
BAC Capital Trust VIII, 6.00% Jr. Unsec. Gtd. Sub. Pfd.	9,500	226,575

BAC Capital Trust X, Series B, 6.25% Jr. Unsec. Gtd. Sub. Pfd.	9,500	225,720

Bank of America Corp., Series 3, 6.38% Pfd.	25,400	604,520

Series 8, 8.63% Pfd.	47,700	1,228,752

Series D, 6.20% Pfd.	17,000	407,660

Series H, 8.20% Pfd.	47,600	1,205,232

Series I, 6.63% Pfd.	15,900	396,069

Series J, 7.25% Pfd.	19,100	472,343

Citigroup Capital XII, 8.50% Jr. Sub. Pfd.	42,300	1,088,802

Citigroup Capital XIII, 7.88% Jr. Sub. Pfd.	68,900	1,834,807

Countrywide Capital V, 7.00% Jr. Gtd. Sub. Pfd.	21,100	502,602

Credit Suisse AG/Guernsey (Switzerland), 7.90% Jr. Unsec. Sub. Pfd.	16,100	422,625

General Electric Capital Corp.,
5.88% Sr. Unsec. Pfd.	25,100	640,803

6.00% Sr. Unsec. Pfd.	27,200	686,256

ING Groep NV (Netherlands),
7.38% Unsec. Sub. Pfd.	29,600	708,624

8.50% Unsec. Sub. Pfd.	43,300	1,098,088

JPMorgan Chase & Co., Series J, 8.63% Pfd.	52,800	1,405,008

JPMorgan Chase Capital XXIX, 6.70% Sub. Pfd.	31,700	822,932

JPMorgan Chase Capital XXVI, 8.00% Gtd. Pfd.	31,700	824,834

Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Gtd. Sub. Pfd.	24,200	591,448

		15,393,700

Property & Casualty Insurance–0.31%
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	5,800	137,692

Axis Capital Holdings Ltd., Series A, 7.25% Pfd.	2,600	66,508

Series C, 6.88% Pfd.	4,200	108,990

Berkley W.R. Capital Trust II, 6.75% Jr. Gtd. Sub. Pfd.	2,600	65,338

Markel Corp., 7.50% Sr. Unsec. Deb. Pfd.	1,400	35,896

Selective Insurance Group Inc., 7.50% Jr. Sub. Pfd.	1,000	25,370

		439,794

Regional Banks–1.29%
BB&T Capital Trust VI, 9.60% Jr. Gtd. Sub. Pfd.	14,000	365,120

First Niagara Financial Group Inc., Series B, 8.63% Sec. Pfd.	3,700	105,011

First Republic Bank, Series A, 6.70% Pfd.	2,000	51,920

KeyCorp Capital X, 8.00% Jr. Unsec. Gtd. Sub. Pfd.	7,700	196,658

PNC Capital Trust, Series E, 7.75% Jr. Gtd. Sub. Pfd.	8,500	222,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Premium Income Fund

	Shares		Value

Regional Banks–(continued)

PNC Financial Services Group Inc., Series L, 9.88% Pfd.		8,100	$217,566

Regions Financing Trust III, 8.88% Jr. Gtd. Sub. Pfd.		3,600	92,880

SunTrust Capital IX, 7.88% Jr. Unsec. Gtd. Sub. Pfd.		8,900	226,594

Zions Bancorp., Series C, 9.50% Pfd.		14,230	373,111

			1,851,305

Reinsurance–0.51%
Arch Capital Group Ltd.,
Series B, 7.88% Pfd.		3,100	77,407

Series C, 6.75% Pfd.		3,400	87,558

Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.		1,900	50,407

Series B, 7.50% Pfd.		2,200	57,816

Everest Re Capital Trust II, Series B, 6.20% Jr. Unsec. Gtd. Sub. Pfd.		3,100	77,035

PartnerRe Ltd., Series E, 7.25% Pfd.		7,700	204,358

RenaissanceRe Holdings Ltd., Series D, 6.60% Pfd.		7,100	178,565

			733,146

Residential REIT’s–0.02%
Equity Residential, Series N, 6.48% Pfd.		1,400	35,154

Residential REIT’s–0.08%
Apartment Investment & Management Co., Series T, 8.00% Pfd.		4,800	122,400

Retail REIT’s–0.43%
Kimco Realty Corp.,
Series G, 7.75% Pfd.		8,600	218,870

Series I, 6.00% Pfd.,		3,700	92,611

National Retail Properties Inc. Series D, 6.63% Pfd.		2,600	66,222

Realty Income Corp., Series E, 6.75% Pfd.		3,300	82,929

Series F, 6.63% Pfd.		3,200	84,640

Regency Centers, Series 6, 6.63% Pfd.		2,600	67,269

			612,541

Specialized Finance–0.05%
KKR Financial Holdings LLC., 8.38% Pfd.		2,500	66,975

Specialized REIT’s–0.59%
Public Storage, Series Q, 6.50% Pfd.		30,600	842,112

Specialty Properties–0.17%
Health Care REIT, Inc., Series J, 6.50% Pfd.		3,000	77,719

Hospitality Properties Trust, Series D, 7.13% Pfd.		6,300	163,422

			241,141

Wireless Telecommunication Services–0.22%
Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.		8,300	224,432

United States Cellular Corp., 6.95% Sr. Unsec. Pfd.		3,300	86,955

			311,387

Total Preferred Stocks (Cost $38,938,701)			40,172,679

	Principal
	Amount
U.S. Treasury Securities–14.19%
U.S. Treasury Bills–0.66%
0.04%, 05/24/12(f)(g)		$950,000	949,961

U.S. Treasury STRIPS–13.53%
3.28%, 11/15/40(f)		49,800,000	19,425,891

Total U.S. Treasury Securities (Cost $21,011,521)			20,375,852

Non-U.S. Dollar Denominated Bonds & Notes–0.59%(h)
Canada–0.05%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	70,000	73,876

France–0.09%
Europcar Groupe S.A., REGS, Sec. Gtd. Floating Rate Euro Bonds, 4.56%, 05/15/13(b)(c)	EUR	100,000	130,735

Luxembourg–0.08%
Cirsa Funding Luxembourg S.A., REGS, Sr. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	118,489

Netherlands–0.27%
Carlson Wagonlit B.V., REGS, Sr. Sec. Gtd. Floating Rate Euro Notes, 6.88%, 05/01/15(b)(c)	EUR	250,000	330,975

Cemex Finance Europe B.V., Gtd. Euro Notes, 4.75%, 03/05/14	EUR	50,000	61,151

			392,126

United Kingdom–0.10%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	139,341

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $805,086)			854,567

	Shares
Money Market Funds–14.04%
Liquid Assets Portfolio–Institutional Class(i)		$10,079,846	10,079,846

Premier Portfolio–Institutional Class(i)		10,079,847	10,079,847

Total Money Market Funds (Cost $20,159,693)			20,159,693

TOTAL INVESTMENTS–99.37% (Cost $139,658,973)			142,680,301

OTHER ASSETS LESS LIABILITIES–0.63%			897,586

NET ASSETS–100.00%			$143,577,887

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Premium Income Fund

Investment Abbreviations:

CAD	– Canadian Dollar
Ctfs.	– Certificates
Deb.	– Debentures
Disc.	– Discounted
EUR	– Euro
Gtd.	– Guaranteed
Jr.	– Junior
MTN	– Medium-Term Notes
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
STRIPS	– Separately Traded Registered Interest and Principal Security
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2012 was $29,158,893, which represented 20.31% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2012.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1K and Note 4.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of April 30, 2012

U.S. Dollar Denominated Bonds and Notes	42.6%

Preferred Stocks	28.0

U.S. Treasury Securities	14.2

Non-U.S. Dollar Denominated Bonds & Notes	0.6

Money Market Funds Plus Other Assets Less Liabilities	14.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Premium Income Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $119,499,280)	$122,520,608

Investments in affiliated money market funds, at value and cost	20,159,693

Total investments, at value (Cost $139,658,973)	142,680,301

Receivable for:
Deposits with brokers for open futures contracts	980,000

Investments sold	10,302

Variation margin	28,125

Fund shares sold	130,387

Dividends and interest	1,177,368

Fund expenses absorbed	15,683

Unrealized appreciation on swap agreements	599,293

Other assets	43,173

Total assets	145,664,632

Liabilities:
Payable for:
Investments purchased	1,196,443

Foreign currency contracts	402

Accrued fees to affiliates	3,086

Accrued other operating expenses	34,550

Trustee deferred compensation and retirement plans	141

Premiums received on swap agreements	852,123

Total liabilities	2,086,745

Net assets applicable to shares outstanding	$143,577,887

Net assets consist of:
Shares of beneficial interest	$139,926,263

Undistributed net investment income	141,158

Undistributed net realized gain (loss)	(406,822)

Unrealized appreciation	3,917,288

$143,577,887

Net Assets:
Class A	$1,805,100

Class C	$1,823,935

Class R	$10,617

Class Y	$921,697

Institutional Class	$139,016,538

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	175,173

Class C	177,180

Class R	1,031

Class Y	89,375

Institutional Class	13,485,101

Class A:
Net asset value per share	$10.30

Maximum offering price per share (Net asset value of $10.30 divided by 94.50%)	$10.90

Class C:
Net asset value and offering price per share	$10.29

Class R:
Net asset value and offering price per share	$10.30

Class Y:
Net asset value and offering price per share	$10.31

Institutional Class:
Net asset value and offering price per share	$10.31

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Premium Income Fund

Statement of Operations

For the period December 14, 2011 (commencement date) through April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,133)	$879,101

Dividends from affiliated money market funds	9,635

Interest	1,664,879

Total investment income	2,553,615

Expenses:
Advisory fees	319,896

Administrative services fees	18,989

Custodian fees	5,817

Distribution fees:
Class A	566

Class C	3,670

Class R	19

Transfer agent fees — A, C, R and Y	800

Transfer agent fees — Institutional	170

Trustees’ and officers’ fees and benefits	8,735

Professional services fees	23,986

Other	21,857

Total expenses	404,505

Less: Fees waived and expenses reimbursed	(94,734)

Net expenses	309,771

Net investment income	2,243,844

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(274,850)

Foreign currencies	(4,731)

Foreign currency contracts	(4,608)

Futures contracts	(417,009)

Swap agreements	294,376

(406,822)

Change in net unrealized appreciation of:
Investment securities	3,021,328

Foreign currencies	253

Foreign currency contracts	692

Futures contracts	295,722

Swap agreements	599,293

3,917,288

Net realized and unrealized gain	3,510,466

Net increase in net assets resulting from operations	$5,754,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Premium Income Fund

Statement of Changes in Net Assets

For the period December 14, 2011 (commencement date) through April 30, 2012
(Unaudited)

April 30,
2012

Operations:
Net investment income	$2,243,844

Net realized gain (loss)	(406,822)

Change in net unrealized appreciation	3,917,288

Net increase in net assets resulting from operations	5,754,310

Distributions to shareholders from net investment income:
Class A	(13,345)

Class C	(16,409)

Class R	(146)

Class Y	(6,403)

Institutional Class	(2,066,383)

Total distributions from net investment income	(2,102,686)

Share transactions–net:
Class A	1,788,173

Class C	1,798,787

Class R	10,313

Class Y	912,607

Institutional Class	135,416,383

Net increase in net assets resulting from share transactions	139,926,263

Net increase in net assets	143,577,887

Net assets:
Beginning of period	—

End of period (includes undistributed net investment income of $141,158)	$143,577,887

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premium Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide current income.
  The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C, Class R, Class Y and Institutional Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

16        Invesco Premium Income Fund

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

17        Invesco Premium Income Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be

18        Invesco Premium Income Fund

subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.65%

Next $500 million	0.60%

Next $500 million	0.55%

Over $1.5 billion	0.54%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Institutional Class shares to 0.89%, 1.64%, 1.14%, 0.64% and 0.64% respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the period December 14, 2011 (commencement date) to April 30, 2012, the Adviser waived advisory fees of $93,764 and reimbursed class level expenses of $258, $418, $4, $120 and $170 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.

19        Invesco Premium Income Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period December 14, 2011 (commencement date) to April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period December 14, 2011 (commencement date) to April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the period December 14, 2011(commencement date) to April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period December 14, 2011 (commencement date) to April 30, 2012, IDI advised the Fund that IDI retained $1,152 in front-end sales commissions from the sale of Class A shares and $2 Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the period December 14, 2011 (commencement date) to April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$58,257,715	$2,074,657	$—	$60,332,372

U.S. Treasury Securities	—	20,375,852	—	20,375,852

Foreign Government Debt Securities	—	14,132,251	—	14,132,251

Corporate Debt Securities	—	47,839,826	—	47,839,826

	58,257,715	84,422,586	—	142,680,301

Foreign Currency Contracts*	—	(402)	—	(402)

Futures*	295,722	—	—	295,722

Swap Agreements*	—	599,293	—	599,293

Total Investments	$58,553,437	$85,021,477	$—	$143,574,914

*	Unrealized appreciation (depreciation).

20        Invesco Premium Income Fund

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Credit risk
Credit default swaps(a)	$599,293	$—

Currency risk
Foreign currency contracts(a)	692	—

Interest rate risk
Futures contracts(b)	295,722	—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the Unrealized appreciation on swap agreements and Foreign currency contracts, respectively.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the period December 14, 2011 (commencement date) to April 30, 2012

  The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Foreign Currency	Swap
	Futures*	Contracts*	Agreements*

Realized Gain (Loss)
Credit risk	$—	$—	$294,376

Currency risk	—	(4,608)	—

Interest rate risk	$(417,009)	—	—

Change in Unrealized Appreciation
Credit risk	$—	$—	$599,293

Currency risk	—	692	—

Interest rate risk	295,722	—	—

Total	$(121,287)	$(3,916)	$893,669

*	The average notional value of futures, foreign currency contracts and swap agreements outstanding during the period was $14,429,956, $427,879 and $12,984,000, respectively.

Open Futures Contracts
	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation

U.S. Treasury Long Bonds	180	June-2012	$25,717,500	$295,722

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

05/09/12	RBC Dain Rausch	EUR	560,000	USD	742,110	$741,418	$692

Closed Foreign Currency Contracts
Closed		Contract to				Notional	Realized Gain
Date	Counterparty	Deliver		Receive		Value	(Loss)

03/22/12	RBC Dain Rausch	USD	105,584	EUR	80,000	$105,712	$128

03/27/12	RBC Dain Rausch	USD	7,999	EUR	6,000	7,928	(71)

03/30/12	RBC Dain Rausch	USD	131,970	EUR	99,000	130,819	(1,151)

Total closed foreign currency contracts							(1,094)

Total foreign currency contracts							(402)

Currency Abbreviations:
EUR	– Euro
USD	– U.S. Dollar

21        Invesco Premium Income Fund

Open Credit Default Swap Agreements
						Implied	Notional	Value
		Buy/Sell	Receive		Expiration	Credit	Value	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate		Date	Spread(a)	(000)	Appreciation

JPMorgan Chase N.A.	CDX North American High Yield Series 17 Index	Sell	5.00	%(b)	12/20/16	5.56%	$11,640	$599,293

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
(b)	Unamortized premium at period end of $852,123.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the period December 14, 2011 (commencement date) to April 30, 2012, the Fund did not receive credits from this arrangement.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period December 14, 2011 (commencement date) to April 30, 2012 was $132,661,829 and $34,574,767, respectively.
  During the same period, purchases and sales of U.S. Treasury obligations were $37,966,384 and $17,542,172. In a Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,921,545

Aggregate unrealized (depreciation) of investment securities	(900,217)

Net unrealized appreciation of investment securities	$3,021,328

Cost of investments for tax purposes is $139,658,973.

22        Invesco Premium Income Fund

NOTE 10—Share Information

	Summary of Share Activity

	December 14, 2011
	(commencement date) to
	April 30, 2012(a)
	Shares	Amount

Sold:
Class A	176,169	$1,798,322

Class C	179,400	1,821,546

Class R	1,035	10,364

Class Y	89,160	910,412

Institutional Class	14,033,316	140,962,096

Issued as reinvestment of dividends:
Class A	1,286	13,075

Class C	1,596	16,225

Class Y	228	2,326

Institutional Class	203,116	2,066,225

Reacquired:
Class A	(2,282)	(23,224)

Class C	(3,816)	(38,984)

Class R	(4)	(51)

Class Y	(13)	(131)

Institutional Class	(751,331)	(7,611,938)

Net increase in share activity	13,927,860	$139,926,263

(a)	97% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends				net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Period ended 04/30/12(d)	$10.03	$0.17	$0.25	$0.42	$(0.15)	$10.30	4.22%	$1,805	0.87	%(e)	1.18	%(e)	4.32	%(e)	48%

Class C
Period ended 04/30/12(d)	10.03	0.14	0.25	0.39	(0.13)	10.29	3.93	1,824	1.62	(e)	1.93	(e)	3.57	(e)	48

Class R
Period ended 04/30/12(d)	10.03	0.16	0.26	0.42	(0.15)	10.30	4.16	11	1.12	(e)	1.43	(e)	4.07	(e)	48

Class Y
Period ended 04/30/12(d)	10.03	0.18	0.26	0.44	(0.16)	10.31	4.39	922	0.62	(e)	0.93	(e)	4.57	(e)	48

Institutional Class
Period ended 04/30/12(d)	10.03	0.18	0.26	0.44	(0.16)	10.31	4.39	139,017	0.62	(e)	0.81	(e)	4.57	(e)	48

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 14, 2011.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $596, $966, $10, $278 and $127,737 for Class A, Class C, Class R, Class Y and Institutional Class shares, respectively.

23        Invesco Premium Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at December 14, 2011 (commencement date) through April 30, 2012. The hypothetical ending account value and expenses in the example below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[3]	Ratio
A	$1,000.00	$1,042.20	$3.38	$1,015.68	$3.33	0.87%

C	1,000.00	1,039.30	6.28	1,012.83	6.20	1.62

R	1,000.00	1,041.60	4.35	1,014.73	4.29	1.12

Y	1,000.00	1,043.90	2.41	1,016.63	2.38	0.62

Institutional	1,000.00	1,043.90	2.41	1,016.63	2.37	0.62

[1]	The actual ending account value is based on the actual total return of the Fund for the period December 14, 2011 (commencement date) through April 30, 2012 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 139 (as of close of business December 14, 2011 (commencement date) through April 30, 2012)/366. Because the Class A, Class C, Class R, Class Y and Institutional Class shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class A, Class C, Class R, Class Y and Institutional Class shares of the Fund and other funds because such data is based on a full six month period.

24        Invesco Premium Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

PIN-SAR-1	Invesco Distributors, Inc.

Invesco Small Companies Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: ATIAX ▪ B: ATIBX ▪ C: ATICX ▪ R: ATIRX ▪ Y: ATIYX ▪ Institutional: ATIIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.80%

Class B Shares	5.40

Class C Shares	5.41

Class R Shares	5.68

Class Y Shares	5.94

Institutional Class Shares	5.96

S&P 500 Index▼ (Broad Market Index)	12.77

Russell 2000 Index▼ (Style-Specific Index)	11.02

Lipper Small-Cap Core Funds Index▼ (Peer Group Index)	10.00

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Small Companies Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)	10.01%

5 Years	4.33

1 Year	-4.34

Class B Shares

Inception (11/4/03)	9.99%

5 Years	4.38

1 Year	-4.57

Class C Shares

Inception (11/4/03)	9.94%

5 Years	4.72

1 Year	-0.57

Class R Shares

Inception	10.49%

5 Years	5.25

1 Year	0.92

Class Y Shares

Inception	10.85%

5 Years	5.69

1 Year	1.46

Institutional Class Shares

Inception	11.22%

5 Years	5.99

1 Year	1.58

Class R shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/4/03)	10.48%

5 Years	5.09

1 Year	2.23

Class B Shares

Inception (11/4/03)	10.45%

5 Years	5.17

1 Year	2.34

Class C Shares

Inception (11/4/03)	10.41%

5 Years	5.49

1 Year	6.34

Class R Shares

Inception	10.97%

5 Years	6.02

1 Year	7.93

Class Y Shares

Inception	11.33%

5 Years	6.46

1 Year	8.43

Institutional Class Shares

Inception	11.70%

5 Years	6.77

1 Year	8.62

distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.28%, 2.03%, 2.03%, 1.53%, 1.03% and 0.87%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Small Companies Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Small Companies Fund

Schedule of Investments(a)

April 30, 2012
(Unaudited)

	Shares		Value

Common Stocks & Other Equity Interests–62.65%
Advertising–1.04%
Arbitron Inc.		337,759	$12,851,730

Aluminum–0.01%
Cymat Technologies Ltd. (Canada)(b)		2,497,500	88,492

Apparel Retail–0.44%
Collective Brands, Inc.(b)		259,600	5,391,892

Apparel, Accessories & Luxury Goods–0.11%
Hampshire Group, Ltd.(b)(c)		592,824	1,304,213

Application Software–2.09%
Solera Holdings Inc.		573,968	25,794,122

Automotive Retail–2.31%
Lithia Motors, Inc.–Class A		1,060,626	28,456,596

Biotechnology–0.78%
Grifols S.A.–ADR (Spain)(b)		1,017,379	9,624,405

Commodity Chemicals–1.41%
Chemtrade Logistics Income Fund (Canada)		1,045,784	17,341,508

Computer Storage & Peripherals–2.91%
Synaptics Inc.(b)		1,170,840	35,956,496

Data Processing & Outsourced Services–8.04%
Alliance Data Systems Corp.(b)		380,637	48,908,048

Lender Processing Services, Inc.		1,892,576	50,247,893

			99,155,941

Education Services–1.86%
American Public Education Inc.(b)		661,501	22,967,315

Electric Utilities–2.26%
Generac Holdings, Inc.(b)		1,156,560	27,849,965

Electrical Components & Equipment–2.67%
Regal-Beloit Corp.		486,668	32,918,224

Health Care Supplies–6.90%
Alere, Inc.(b)		1,724,971	41,209,557

Cooper Cos., Inc. (The)		498,104	43,917,830

			85,127,387

Internet Retail–0.80%
Nutrisystem, Inc.		852,502	9,871,973

Investment Companies–0.00%
Brompton Corp. (Canada) (Acquired 11/19/03-07/21/05; Cost $0)(b)		69,374	0

IT Consulting & Other Services–1.36%
Booz Allen Hamilton Holding Corp.		684,169	11,699,290

NCI, Inc.–Class A(b)(c)		1,019,293	5,055,693

			16,754,983

Leisure Products–0.79%
MEGA Brands Inc. (Canada)(b)(c)		1,328,164	8,000,175

MEGA Brands Inc.–Wts. Expiring 03/30/15 (Canada)(b)		12,488,000	1,706,702

			9,706,877

Life Sciences Tools & Services–2.88%
Charles River Laboratories International, Inc.(b)		998,888	35,490,491

Oil & Gas Equipment & Services–0.27%
ION Geophysical Corp.(b)		544,547	3,392,528

Oil & Gas Exploration & Production–2.66%
Ultra Petroleum Corp.(b)		1,663,057	32,862,006

Publishing–3.78%
John Wiley & Sons, Inc.–Class A		1,032,487	46,658,088

Real Estate Services–3.21%
FirstService Corp. (Canada)(b)(c)		1,450,295	39,641,592

Semiconductors–8.94%
International Rectifier Corp.(b)(c)		3,558,728	77,687,032

Microsemi Corp.(b)		1,516,834	32,642,268

			110,329,300

Technology Distributors–3.68%
Brightpoint, Inc.(b)(c)		7,412,082	45,361,942

Trucking–1.45%
Con-way Inc.		550,873	17,903,372

Total Common Stocks & Other Equity Interests (Cost $746,052,248)			772,801,438

	Principal
	Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.49%
Leisure Products–0.49%
MEGA Brands Inc. (Canada)–Class A, Sr. Sec. Gtd. Deb., 10.00%, 03/31/15 (Cost $5,728,134)(d)	CAD	5,880,503	6,085,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small Companies Fund

	Shares	Value

Preferred Stock–0.16%
Real Estate Services–0.16%
FirstService Corp.(Canada), Series 1 7.00% Pfd. (Cost $1,880,000)(b)	75,200	$1,917,600

Money Market Funds–37.18%
Liquid Assets Portfolio–Institutional Class(e)	229,350,625	229,350,625

Premier Portfolio–Institutional Class(e)	229,350,626	229,350,626

Total Money Market Funds (Cost $458,701,251)		458,701,251

TOTAL INVESTMENTS–100.48% (Cost $1,212,361,633)		1,239,505,817

OTHER ASSETS LESS LIABILITIES–(0.48)%		(5,892,520)

NET ASSETS–100.00%		$1,233,613,297

Investment Abbreviations:

ADR	– American Depositary Receipt
CAD	– Canadian Dollar
Deb.	– Debentures
Gtd.	– Guaranteed
Pfd.	– Preferred
Sec.	– Secured
Sr.	– Senior
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2012 was $177,050,647, which represented 14.35% of the Fund’s Net Assets. See Note 5.
(d)	Foreign denominated security. Principal amount is denominated in currency indicated.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Information Technology	27.0%

Consumer Discretionary	11.6

Health Care	10.6

Industrials	4.1

Financials	3.4

Energy	2.9

Utilities	2.3

Materials	1.4

Money Market Funds Plus Other Assets Less Liabilities	36.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small Companies Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $491,915,141)	$603,753,919

Investments in affiliates, at value (Cost $720,446,492)	635,751,898

Total investments, at value (Cost $1,212,361,633)	1,239,505,817

Foreign currencies, at value (Cost $96,445)	95,855

Receivable for:
Investments sold	373,731

Fund shares sold	5,993,438

Dividends and interest	346,649

Investment for trustee deferred compensation and retirement plans	24,064

Other assets	67,553

Total assets	1,246,407,107

Liabilities:
Payable for:
Investments purchased	2,535,415

Fund shares reacquired	9,325,199

Accrued fees to affiliates	750,151

Accrued other operating expenses	107,184

Trustee deferred compensation and retirement plans	75,861

Total liabilities	12,793,810

Net assets applicable to shares outstanding	$1,233,613,297

Net assets consist of:
Shares of beneficial interest	$1,175,860,684

Undistributed net investment income (loss)	(3,724,828)

Undistributed net realized gain	34,331,670

Unrealized appreciation	27,145,771

$1,233,613,297

Net Assets:
Class A	$719,261,901

Class B	$14,940,297

Class C	$163,569,362

Class R	$70,134,391

Class Y	$190,108,107

Institutional Class	$75,599,239

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	35,839,225

Class B	789,605

Class C	8,654,433

Class R	3,556,091

Class Y	9,428,360

Institutional Class	3,667,350

Class A:
Net asset value per share	$20.07

Maximum offering price per share
(Net asset value of $20.07 ÷ 94.50%)	$21.24

Class B:
Net asset value and offering price per share	$18.92

Class C:
Net asset value and offering price per share	$18.90

Class R:
Net asset value and offering price per share	$19.72

Class Y:
Net asset value and offering price per share	$20.16

Institutional Class:
Net asset value and offering price per share	$20.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small Companies Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $105,135)	$2,352,121

Dividends from affiliates	265,339

Interest	305,069

Total investment income	2,922,529

Expenses:
Advisory fees	3,798,259

Administrative services fees	145,374

Custodian fees	40,728

Distribution fees:
Class A	779,325

Class B	77,651

Class C	719,378

Class R	169,213

Transfer agent fees — A, B, C, R and Y	897,012

Transfer agent fees — Institutional	21,293

Trustees’ and officers’ fees and benefits	33,569

Other	168,151

Total expenses	6,849,953

Less: Fees waived and expense offset arrangement(s)	(255,804)

Net expenses	6,594,149

Net investment income (loss)	(3,671,620)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	67,745,371

Foreign currencies	(43,988)

67,701,383

Change in net unrealized appreciation (depreciation) of:
Investment securities	(9,151,949)

Foreign currencies	3,635

(9,148,314)

Net realized and unrealized gain	58,553,069

Net increase in net assets resulting from operations	$54,881,449

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$(3,671,620)	$(4,672,833)

Net realized gain	67,701,383	46,903,993

Change in net unrealized appreciation (depreciation)	(9,148,314)	64,385,774

Net increase in net assets resulting from operations	54,881,449	106,616,934

Share transactions–net:
Class A	200,263,255	143,911,524

Class B	(1,353,026)	(1,434,017)

Class C	33,362,370	17,633,640

Class R	4,148,019	21,849,983

Class Y	143,940,256	26,131,930

Institutional Class	(241,382)	33,079,310

Net increase in net assets resulting from share transactions	380,119,492	241,172,370

Net increase in net assets	435,000,941	347,789,304

Net assets:
Beginning of period	798,612,356	450,823,052

End of period (includes undistributed net investment income (loss) of $(3,724,828) and $(53,208), respectively)	$1,233,613,297	$798,612,356

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Companies Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

9        Invesco Small Companies Fund

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

10        Invesco Small Companies Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $250 million	0.745%

Next $250 million	0.73%

Next $500 million	0.715%

Next $1.5 billion	0.70%

Next $2.5 billion	0.685%

Next $2.5 billion	0.67%

Next $2.5 billion	0.655%

Over $10 billion	0.64%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

11        Invesco Small Companies Fund

  The Advisor has contractually agreed, through at least February 28, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $254,871.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $125,780 in front-end sales commissions from the sale of Class A shares and $25, $6,378 and $6,806 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12        Invesco Small Companies Fund

  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,233,420,289	$—	$0	$1,233,420,289

Corporate Debt Securities	—	6,085,528	—	6,085,528

Total Investments	$1,233,420,289	$6,085,528	$0	$1,239,505,817

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2012, the Fund engaged in securities purchases of $2,828,187.

NOTE 5—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2012.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/11	at Cost	from Sales	(Depreciation)	Gain	04/30/12	Income

Advanced Analogic Technologies Inc.	$10,699,440	$—	$(14,233,200)	$(2,754,126)	$6,287,886	$—	$—

Brightpoint, Inc.	41,138,924	31,656,159	—	(27,433,141)	—	45,361,942	—

FirstService Corp.	28,874,703	10,487,110	—	279,779	—	39,641,592	—

Hampshire Group, Ltd.	1,689,548	—	—	(385,335)	—	1,304,213	—

International Rectifier Corp.	58,324,905	23,863,066	—	(4,500,939)	—	77,687,032	—

MEGA Brands Inc.	10,806,540	655,784	—	(3,462,149)	—	8,000,175	—

NCI, Inc.–Class A	9,941,090	3,487,432	—	(8,372,829)	—	5,055,693	—

Total	$161,475,150	$70,149,551	$(14,233,200)	$(46,628,740)	$6,287,886	$177,050,647	$—

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $933.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13        Invesco Small Companies Fund

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$29,411,404

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $324,170,744 and $159,804,803, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$141,327,888

Aggregate unrealized (depreciation) of investment securities	(118,142,012)

Net unrealized appreciation of investment securities	$23,185,876

Cost of investments for tax purposes is $1,216,319,941.

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	16,867,371	$332,071,639	14,278,326	$261,735,932

Class B	94,152	1,760,484	163,425	2,827,116

Class C	2,439,499	45,628,506	2,477,925	43,049,778

Class R	1,306,662	25,521,728	2,411,619	43,295,088

Class Y	8,272,226	164,488,374	2,489,800	46,671,152

Institutional Class	1,902,265	38,048,249	2,293,579	42,909,551

Automatic conversion of Class B shares to Class A shares:
Class A	87,862	1,723,188	91,315	1,681,928

Class B	(93,026)	(1,723,188)	(96,144)	(1,681,928)

Reacquired:
Class A	(6,717,537)	(133,531,572)	(6,562,130)	(119,506,336)

Class B	(73,832)	(1,390,322)	(149,111)	(2,579,205)

Class C	(660,777)	(12,266,136)	(1,468,255)	(25,416,138)

Class R	(1,078,531)	(21,373,709)	(1,194,364)	(21,445,105)

Class Y	(1,023,080)	(20,548,118)	(1,131,630)	(20,539,222)

Institutional Class	(1,868,017)	(38,289,631)	(524,725)	(9,830,241)

Net increase in share activity	19,455,237	$380,119,492	13,079,630	$241,172,370

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14        Invesco Small Companies Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/12	$18.97	$(0.06)	$1.16	$1.10	$—	$—	$—	$20.07	5.80%	$719,262	1.18	%(d)	1.23	%(d)	(0.63	)%(d)	24%
Year ended 10/31/11	15.50	(0.12)	3.59	3.47	—	—	—	18.97	22.39	485,609	1.24		1.27		(0.64)		38
Year ended 10/31/10	12.09	(0.02)	3.44	3.42	(0.01)	—	(0.01)	15.50	28.28	275,777	1.31		1.33		(0.18)		50
Year ended 10/31/09	9.21	0.06	2.94	3.00	—	(0.12)	(0.12)	12.09	33.26	207,084	1.47		1.48		0.69		27
Year ended 10/31/08	16.71	0.03	(6.71)	(6.68)	(0.09)	(0.73)	(0.82)	9.21	(41.70)	188,482	1.37		1.38		0.28		41
Year ended 10/31/07	16.07	0.17	1.64	1.81	—	(1.17)	(1.17)	16.71	12.10	458,286	1.27		1.34		1.06		44

Class B
Six months ended 04/30/12	17.95	(0.13)	1.10	0.97	—	—	—	18.92	5.40	14,940	1.93	(d)	1.98	(d)	(1.38	)(d)	24
Year ended 10/31/11	14.78	(0.24)	3.41	3.17	—	—	—	17.95	21.45	15,478	1.99		2.02		(1.39)		38
Year ended 10/31/10	11.61	(0.13)	3.30	3.17	—	—	—	14.78	27.30	13,952	2.06		2.08		(0.93)		50
Year ended 10/31/09	8.92	(0.00)	2.81	2.81	—	(0.12)	(0.12)	11.61	32.20	12,951	2.22		2.23		(0.06)		27
Year ended 10/31/08	16.24	(0.06)	(6.52)	(6.58)	(0.01)	(0.73)	(0.74)	8.92	(42.12)	12,304	2.12		2.13		(0.47)		41
Year ended 10/31/07	15.75	0.05	1.61	1.66	—	(1.17)	(1.17)	16.24	11.35	31,025	2.02		2.09		0.31		44

Class C
Six months ended 04/30/12	17.93	(0.13)	1.10	0.97	—	—	—	18.90	5.41	163,569	1.93	(d)	1.98	(d)	(1.38	)(d)	24
Year ended 10/31/11	14.76	(0.24)	3.41	3.17	—	—	—	17.93	21.48	123,286	1.99		2.02		(1.39)		38
Year ended 10/31/10	11.60	(0.13)	3.29	3.16	—	—	—	14.76	27.24	86,591	2.06		2.08		(0.93)		50
Year ended 10/31/09	8.91	(0.00)	2.81	2.81	—	(0.12)	(0.12)	11.60	32.23	64,368	2.22		2.23		(0.06)		27
Year ended 10/31/08	16.22	(0.06)	(6.51)	(6.57)	(0.01)	(0.73)	(0.74)	8.91	(42.12)	59,806	2.12		2.13		(0.47)		41
Year ended 10/31/07	15.74	0.05	1.60	1.65	—	(1.17)	(1.17)	16.22	11.28	116,625	2.02		2.09		0.31		44

Class R
Six months ended 04/30/12	18.66	(0.08)	1.14	1.06	—	—	—	19.72	5.68	70,134	1.43	(d)	1.48	(d)	(0.88	)(d)	24
Year ended 10/31/11	15.29	(0.16)	3.53	3.37	—	—	—	18.66	22.04	62,112	1.49		1.52		(0.89)		38
Year ended 10/31/10	11.95	(0.06)	3.40	3.34	(0.00)	—	(0.00)	15.29	27.97	32,270	1.56		1.58		(0.43)		50
Year ended 10/31/09	9.13	0.04	2.90	2.94	—	(0.12)	(0.12)	11.95	32.89	17,423	1.72		1.73		0.44		27
Year ended 10/31/08	16.58	0.01	(6.66)	(6.65)	(0.07)	(0.73)	(0.80)	9.13	(41.82)	13,541	1.62		1.63		0.03		41
Year ended 10/31/07	15.98	0.13	1.64	1.77	—	(1.17)	(1.17)	16.58	11.90	10,073	1.52		1.59		0.81		44

Class Y
Six months ended 04/30/12	19.03	(0.04)	1.17	1.13	—	—	—	20.16	5.94	190,108	0.93	(d)	0.98	(d)	(0.38	)(d)	24
Year ended 10/31/11	15.51	(0.07)	3.59	3.52	—	—	—	19.03	22.70	41,476	0.99		1.02		(0.39)		38
Year ended 10/31/10	12.07	0.01	3.44	3.45	(0.01)	—	(0.01)	15.51	28.62	12,735	1.06		1.08		0.07		50
Year ended 10/31/09	9.21	0.10	2.91	3.01	(0.03)	(0.12)	(0.15)	12.07	33.49	6,763	1.22		1.23		0.94		27
Year ended 10/31/08(e)	10.58	0.00	(1.37)	(1.37)	—	—	—	9.21	(12.95)	511	1.17	(f)	1.17	(f)	0.48	(f)	41

Institutional Class
Six months ended 04/30/12	19.45	(0.02)	1.18	1.16	—	—	—	20.61	5.96	75,599	0.80	(d)	0.85	(d)	(0.25	)(d)	24
Year ended 10/31/11	15.82	(0.04)	3.67	3.63	—	—	—	19.45	22.95	70,652	0.83		0.86		(0.23)		38
Year ended 10/31/10	12.30	0.04	3.50	3.54	(0.02)	—	(0.02)	15.82	28.79	29,499	0.86		0.88		0.27		50
Year ended 10/31/09	9.39	0.11	2.99	3.10	(0.07)	(0.12)	(0.19)	12.30	34.05	45,672	0.94		0.95		1.22		27
Year ended 10/31/08	17.00	0.10	(6.84)	(6.74)	(0.14)	(0.73)	(0.87)	9.39	(41.45)	147,944	0.90		0.91		0.75		41
Year ended 10/31/07	16.26	0.25	1.66	1.91	—	(1.17)	(1.17)	17.00	12.60	169,019	0.86		0.93		1.47		44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $626,885, $15,616, $144,666, $68,057, $118,100 and $80,356 for Class A, Class B, Class C, Class R, Class Y, and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

NOTE 13—Subsequent Event

Effective August 1, 2012, the Fund will change its name to Invesco Select Companies Fund.

15        Invesco Small Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,058.00	$6.04	$1,019.00	$5.92	1.18%

B	1,000.00	1,054.00	9.86	1,015.27	9.67	1.93

C	1,000.00	1,054.10	9.86	1,015.27	9.67	1.93

R	1,000.00	1,056.80	7.31	1,017.75	7.17	1.43

Y	1,000.00	1,059.40	4.76	1,020.24	4.67	0.93

Institutional	1,000.00	1,059.60	4.10	1,020.89	4.02	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16        Invesco Small Companies Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SCO-SAR-1      Invesco Distributors, Inc.

Invesco Commodities Strategy Fund
Semiannual Report to Shareholders ▪ April 30, 2012

Nasdaq:
A: COAAX ▪ B: COAHX ▪ C: COACX ▪ R: COARX ▪ Y: COAIX ▪ Institutional: COAJX

2	Fund Performance
3	Letters to Shareholders
4	Consolidated Schedule of Investments
6	Consolidated Financial Statements
9	Notes to Consolidated Financial Statements
16	Consolidated Financial Highlights
18	Fund Expenses
19	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.11%

Class B Shares	-3.44

Class C Shares	-3.50

Class R Shares	-3.26

Class Y Shares	-3.01

Institutional Class Shares	-2.93

Dow Jones-UBS Commodity Total Return Index▼(Broad Market/Style-Specific Index)	-5.45

Source(s): ▼Lipper Inc.
The Dow Jones-UBS Commodity Total Return Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (4/30/08)	-10.28%

1 Year	-21.41

Class B Shares

Inception (2/5/10)	4.31%

1 Year	-20.77

Class C Shares

Inception (4/30/08)	-9.69%

1 Year	-18.06

Class R Shares

Inception (4/30/08)	-9.24%

1 Year	-17.05

Class Y Shares

Inception (4/30/08)	-8.77%

1 Year	-16.64

Institutional Class Shares

Inception	-8.82%

1 Year	-16.50
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund, Morgan Stanley Commodities Alpha Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (4/30/08)	-10.36%

1 Year	-18.21

Class B Shares

Inception (2/5/10)	4.73%

1 Year	-17.56

Class C Shares

Inception (4/30/08)	-9.74%

1 Year	-14.69

Class R Shares
Inception (4/30/08)	-9.29%

1 Year	-13.59%

Class Y Shares

Inception (4/30/08)	-8.83%

1 Year	-13.21

Institutional Class Shares
Inception	-8.88%

1 Year	-13.07%
Invesco Commodities Strategy Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Commodities Strategy Fund. Share class returns will differ from the predecessor fund because of different expenses.

     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.26%, 2.01%, 2.01%, 1.51%, 1.01% and 0.81%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2	Invesco Commodities Strategy Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth – while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.

3	Invesco Commodities Strategy Fund

Consolidated Schedule of Investments

April 30, 2012
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

U.S. Treasury Securities–50.08%
U.S. Treasury Bills(a)(b) (Cost $37,995,129)	0.06%	07/19/12	$38,000,000	$37,992,931

		Expiration
		Date
Commodity-Linked Securities–26.17%
Cargill Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.30% (linked to the Dow Jones-UBS Commodities IndexSM Total Return, multiplied by 3)		01/22/13	6,266,667	6,837,561

Swedish Export Credit Corp. Commodity Linked Note, three-month U.S. Dollar LIBOR minus 0.50% (linked to the Dow Jones-UBSSM Enhanced E137 Total Return Index, multiplied by 3) (Sweden)		11/20/12	11,540,000	10,322,070

UBS Commodity Linked Note, one-month U.S. Dollar LIBOR minus 0.30% (linked to the Dow Jones-UBS Commodities IndexSM Total Return, multiplied by 3)		01/23/13	2,430,000	2,693,145

Total Commodity-Linked Securities (Cost $20,236,667)				19,852,776

			Shares
Money Market Funds–22.24%
Liquid Assets Portfolio–Institutional Class(c)			4,455,588	4,455,588

Premier Portfolio–Institutional Class(c)			4,455,587	4,455,587

STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio–Institutional Class(c)			7,958,322	7,958,322

Total Money Market Funds (Cost $16,869,497)				16,869,497

TOTAL INVESTMENTS–98.49% (Cost $75,101,293)				74,715,204

OTHER ASSETS LESS LIABILITIES–1.51%				1,144,182

NET ASSETS–100.00%				$75,859,386

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1J, 1K and Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4        Invesco Commodities Strategy Fund

Open Futures Contracts and Swap Agreements at Period-End
				Unrealized
	Number of	Expiration	Notional	Appreciation
Futures Contracts	Contracts	Month	Value	(Depreciation)

Long Contracts
100 Ounce Gold	27	June-2012	$4,493,340	$(59,349)

Brent Crude Oil	7	October-2012	824,110	(28,586)

Reformulated Blendstock Oxygenate Blending Gasoline	7	June-2012	918,632	(58,935)

Heating Oil	4	June-2012	534,946	8,260

Ice European Gasoline	9	June-2012	902,700	(25,222)

Silver	14	July-2012	2,171,120	(58,303)

Soybean	30	July-2012	2,258,250	120,754

Soybean Oil	10	July-2012	330,300	(5,972)

WTI Light Sweet Crude Oil	12	October-2012	1,269,480	(11,496)

Subtotal			$13,702,878	$(118,849)

Short Contracts
Coffee C	6	July-2012	$(403,988)	$14,768

Corn	11	July-2012	(348,838)	(435)

Live cattle	27	June-2012	(1,232,820)	23,445

Wheat	11	July-2012	(359,975)	(12,598)

Subtotal			$(2,345,621)	$25,180

Total Futures Contracts				$(93,669)

		Termination
Swap Agreements	Counterparty	Date

Long Agreements
Receive a return equal to Merrill Lynch Commodity eXtra Aluminum Annual ER Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365	Merrill Lynch	May-2013	$799,417	$7,437

Receive a return equal to Barclays Capital Copper 3 Month Deferred Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Barclays Capital	April-2013	4,077,556	207,490

Receive a return equal to S&P GSCI Sugar Excess Return A141 Strategy and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs	April-2013	1,794,650	(163,202)

Receive a return equal to Goldman Sachs Soybean Meal Total Return and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs	November-2012	2,118,802	240,322

Subtotal			$8,790,425	$292,047

Short Agreements
Pay a floating rate equal to Dow Jones-UBS Commodities Index Total Return and receive the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365	Goldman Sachs	April-2013	$1,296,537	$(15,755)

Total Swap Agreements				$276,292

Portfolio Composition

By commodity sector, based on Net Assets
as of April 30, 2012

Precious Metals	33.1%

Industrial Metals	30.3

Energy	21.8

Agriculture	14.8

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5        Invesco Commodities Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $58,231,796)	$57,845,707

Investments in affiliated money market funds, at value and cost	16,869,497

Total investments, at value (Cost $75,101,293)	74,715,204

Foreign currencies, at value (Cost $3,092)	3,129

Receivable for:
Deposits with brokers for open futures contracts	1,384,000

Fund shares sold	266,791

Dividends	6,823

Unrealized appreciation on swap agreements	276,292

Investment for trustee deferred compensation and retirement plans	5,987

Other assets	54,920

Total assets	76,713,146

Liabilities:
Payable for:
Fund shares reacquired	497,431

Variation margin	163,175

Accrued fees to affiliates	64,422

Accrued other operating expenses	55,030

Trustee deferred compensation and retirement plans	73,702

Total liabilities	853,760

Net assets applicable to shares outstanding	$75,859,386

Net assets consist of:
Shares of beneficial interest	$89,793,675

Undistributed net investment income (loss)	(904,018)

Undistributed net realized gain (loss)	(12,830,776)

Unrealized appreciation (depreciation)	(199,495)

$75,859,386

Net Assets:
Class A	$60,112,618

Class B	$4,975,995

Class C	$5,959,516

Class R	$203,855

Class Y	$4,577,263

Institutional Class	$30,139

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,880,549

Class B	324,262

Class C	388,531

Class R	13,191

Class Y	294,145

Institutional Class	1,932

Class A:
Net asset value per share	$15.49

Maximum offering price per share
(Net asset value of $15.49 ÷ 94.50%)	$16.39

Class B:
Net asset value and offering price per share	$15.35

Class C:
Net asset value and offering price per share	$15.34

Class R:
Net asset value and offering price per share	$15.45

Class Y:
Net asset value and offering price per share	$15.56

Institutional Class:
Net asset value and offering price per share	$15.60

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6        Invesco Commodities Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Interest	$12,142

Dividends from affiliated money market funds	9,972

Total investment income	22,114

Expenses:
Advisory fees	202,593

Administrative services fees	24,863

Custodian fees	2,544

Distribution fees:

Class A	76,310

Class B	31,059

Class C	32,195

Class R	467

Transfer agent fees — A, B, C, R and Y	66,101

Transfer agent fees — Institutional	21

Trustees’ and officers’ fees and benefits	14,291

Registration and filing fees	38,333

Professional services fees	30,849

Other	25,296

Total expenses	544,922

Less: Fees waived	(11,892)

Net expenses	533,030

Net investment income (loss)	(510,916)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,290,503)

Foreign currencies	263

Futures contracts	2,266,929

Swap agreements	281,023

1,257,712

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,003,791)

Foreign currencies	3,565

Futures contracts	(1,849,751)

Swap agreements	231,697

(3,618,280)

Net realized and unrealized gain (loss)	(2,360,568)

Net increase (decrease) in net assets resulting from operations	$(2,871,484)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7        Invesco Commodities Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2012, the period August 1, 2011 to October 31, 2011 and the year ended July 31, 2011
(Unaudited)

	Six months	Three months	Year
	ended	ended	ended
	April 30,	October 31,	July 31,
	2012	2011	2011

Operations:
Net investment income (loss)	$(510,916)	$(302,899)	$(1,193,470)

Net realized gain (loss)	1,257,712	(6,673,736)	23,356,981

Change in net unrealized appreciation (depreciation)	(3,618,280)	(2,030,266)	(407,869)

Net increase (decrease) in net assets resulting from operations	(2,871,484)	(9,006,901)	21,755,642

Distributions to shareholders from net investment income:
Class A	(3,595,292)	—	(1,932,809)

Class B	(304,249)	—	(216,652)

Class C	(312,036)	—	(160,154)

Class R	(9,151)	—	(2,526)

Class Y	(278,094)	—	(139,066)

Institutional Class	(3,069)	—	(283)

Total distributions from net investment income	(4,501,891)	—	(2,451,490)

Distributions to shareholders from net realized gains:
Class A	(10,259,487)	—	—

Class B	(1,087,329)	—	—

Class C	(1,069,595)	—	—

Class R	(27,966)	—	—

Class Y	(749,368)	—	—

Institutional Class	(7,969)	—	—

Total distributions from net realized gains	(13,201,714)	—	—

Share transactions–net:
Class A	5,514,817	(3,560,097)	(10,669,592)

Class B	(752,248)	(967,156)	(4,121,844)

Class C	153,729	(1,689,954)	738,340

Class R	39,631	4,583	179,166

Class Y	671,918	(63,077)	(2,008,396)

Institutional Class	(11,475)	—	(1,298,653)

Net increase (decrease) in net assets resulting from share transactions	5,616,372	(6,275,701)	(17,180,979)

Net increase (decrease) in net assets	(14,958,717)	(15,282,602)	2,123,173

Net assets:
Beginning of period	90,818,103	106,100,705	103,977,532

End of period (includes undistributed net investment income (loss) of $(904,018), $4,108,789 and $4,054,285, respectively)	$75,859,386	$90,818,103	$106,100,705

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8        Invesco Commodities Strategy Fund

Notes to Consolidated Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Commodities Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term total return.
  The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund II Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

9        Invesco Commodities Strategy Fund

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10        Invesco Commodities Strategy Fund

I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the

11        Invesco Commodities Strategy Fund

protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
M.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.50% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth above.
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.25%, 2.00%, 2.00%, 1.50%, 1.00% and 1.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invest. As a result, total annual fund operating expenses after expense reimbursement may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $11,892.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

12        Invesco Commodities Strategy Fund

  For the six months ended April 30, 2012, expenses incurred under these agreements are shown in the Consolidated Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $398 in front-end sales commissions from the sale of Class A shares and $0, $2,350 and $237 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Commodity-Linked Securities	$—	$19,852,776	$—	$19,852,776

Money Market Funds	16,869,497	—	—	16,869,497

U.S. Treasury Debt Securities	—	37,992,931	—	37,992,931

	16,869,497	57,845,707	—	74,715,204

Futures and Swap Agreements*	(93,669)	276,292	—	182,623

Total Investments	$16,775,828	$58,121,999	$—	$74,897,827

*	Unrealized appreciation (depreciation)

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of April 30, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Commodity risk
Futures contracts(a)	$167,227	$(260,896)

Commodity risk
Swap agreements(b)	455,249	(178,957)

	$622,476	$(439,853)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets & Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the Unrealized appreciation on swap agreements.

13        Invesco Commodities Strategy Fund

Effect of Derivative Instruments for the six months ended April 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain
Commodity risk	$2,266,929	$281,023

Change in Unrealized Appreciation (Depreciation)
Commodity risk	(1,849,751)	231,697

Total	$417,178	$512,720

*	The average notional value of futures and swap agreements outstanding during the period was $15,740,459 and $9,208,383, respectively.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $5,596,943 of capital loss carryforward in the fiscal year ending October 31, 2012.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

October 31, 2016	$9,263,864	$—	$9,263,864

October 31, 2017	276,503	—	276,503

Not subject to expiration	3,368,467	20,033	3,388,500

Total capital loss carryforward	$12,908,834	$20,033	$12,928,867

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Commodities Strategy Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $12,563,896 and $17,438,880, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$834,039

Aggregate unrealized (depreciation) of investment securities	(1,400,689)

Net unrealized appreciation (depreciation) of investment securities	$(566,650)

Cost of investments for tax purposes is $75,281,854.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Three months ended		Year ended
	April 30, 2012(a)		October 31, 2011		July 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	26,595	$425,287	11,048	$233,249	313,129	$6,674,587

Class B	1,794	27,990	3,151	65,990	33,974	718,223

Class C	1,263	19,478	1,562	33,168	128,378	2,749,015

Class R	1,692	26,434	426	8,646	8,631	180,566

Class Y	31,594	507,183	269	5,759	15,772	342,594

Institutional Class	—	—	—	—	29,414	562,629

Issued as reinvestment of dividends:
Class A	821,813	12,639,481	—	—	84,559	1,747,833

Class B	81,331	1,242,727	—	—	9,483	194,391

Class C	82,459	1,259,152	—	—	6,865	140,802

Class R	2,404	36,927	—	—	121	2,504

Class Y	60,520	933,816	—	—	6,067	125,892

Institutional Class	557	8,614	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	52,880	835,142	22,654	467,073	100,110	2,107,668

Class B	(53,336)	(835,142)	(22,987)	(467,073)	(101,248)	(2,107,668)

Reacquired:
Class A	(511,019)	(8,385,093)	(204,114)	(4,260,419)	(1,012,867)	(21,199,680)

Class B	(75,054)	(1,187,823)	(27,518)	(566,073)	(139,391)	(2,926,790)

Class C	(67,984)	(1,124,901)	(89,767)	(1,723,122)	(104,379)	(2,151,477)

Class R	(1,194)	(23,730)	(194)	(4,063)	(174)	(3,904)

Class Y	(48,202)	(769,081)	(3,231)	(68,836)	(124,534)	(2,476,882)

Institutional Class	(1,256)	(20,089)	—	—	(93,343)	(1,861,282)

Net increase (decrease) in share activity	406,857	$5,616,372	(308,701)	$(6,275,701)	(839,433)	$(17,180,979)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 70% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

15        Invesco Commodities Strategy Fund

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

														Ratio of
														expenses		Ratio of
														to average		expenses
				Net gains										net assets		to average net
				(losses) on										with fee		assets without		Ratio of net
	Net asset	Net		securities			Dividends	Distributions						waivers		fee waivers		investment		Rebate from
	value,	investment		(both		Total from	from net	from net		Net asset			Net assets,	and/or		and/or		income (loss)		Morgan
	beginning	income		realized and		investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		to average		Stanley		Portfolio
	of period	(loss)(a)		unrealized)		operations	income	gains	distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		affiliates		turnover(c)

Class A
Six months ended 04/30/12	$20.24	$(0.09)		$(0.57)		$(0.66)	$(1.06)	$(3.03)	$(4.09)	$15.49	(3.11)%		$60,113	1.21	%(d)	1.24	%(d)	(1.16	)%(d)	—%		54%
Three months ended 10/31/11	22.13	(0.06)		(1.83)		(1.89)	—	—	—	20.24	(8.54)		70,653	1.25	(i)	1.32	(i)	(1.13	)(i)	—		22
Year ended 07/31/11	18.45	(0.21)		4.38		4.17	(0.49)	—	(0.49)	22.13	22.82		81,005	1.17		1.21		(0.98)		—		69
Year ended 07/31/10	18.19	(0.18	)(e)	0.44	(e)	0.26	—	—	—	18.45	1.43		77,046	1.15	(e)	1.21	(e)	(1.00	)(e)	—		131
Year ended 07/31/09	29.55	(0.07	)(e)	(10.90	)(e)	(10.97)	(0.39)	—	(0.39)	18.19	(36.93)		5,528	1.45	(e)(f)	2.53	(e)(f)	(0.41	)(e)(f)(g)	0.05		225
Year ended 07/31/08(h)	30.00	0.10	(e)	(0.55	)(e)	(0.45)	—	—	—	29.55	(1.50)		6,342	1.38	(e)(f)(i)	1.38	(e)(f)(i)	1.27	(e)(f)(i)	0.00	(i)(j)	6

Class B
Six months ended 04/30/12	19.93	(0.15)		(0.55)		(0.70)	(0.85)	(3.03)	(3.88)	15.35	(3.44)		4,976	1.97	(d)	2.00	(d)	(1.92	)(d)	—		54
Three months ended 10/31/11	21.83	(0.10)		(1.80)		(1.90)	—	—	—	19.93	(8.70)		7,366	2.00	(i)	2.07	(i)	(1.88	)(i)	—		22
Year ended 07/31/11	18.27	(0.36)		4.32		3.96	(0.40)	—	(0.40)	21.83	21.83		9,101	1.92		1.96		(1.73)		—		69
Year ended 07/31/10(h)	17.44	(0.15	)(e)	0.98	(e)	0.83	—	—	—	18.27	4.76		11,221	1.90	(e)(i)	1.96	(e)(i)	(1.75	)(e)(i)	—		131

Class C
Six months ended 04/30/12	19.97	(0.15)		(0.57)		(0.72)	(0.88)	(3.03)	(3.91)	15.34	(3.50)		5,960	1.97	(d)	2.00	(d)	(1.92	)(d)	—		54
Three months ended 10/31/11	21.87	(0.10)		(1.80)		(1.90)	—	—	—	19.97	(8.69	)(k)	7,443	1.98	(i)(k)	2.05	(i)(k)	(1.86	)(i)(k)	—		22
Year ended 07/31/11	18.27	(0.34)		4.34		4.00	(0.40)	—	(0.40)	21.87	22.05		10,082	1.80		1.84		(1.61)		—		69
Year ended 07/31/10	18.15	(0.32	)(e)	0.44	(e)	0.12	—	—	—	18.27	0.66		7,859	1.90	(e)	1.96	(e)	(1.75	)(e)	—		131
Year ended 07/31/09	29.47	(0.21	)(e)	(10.86	)(e)	(11.07)	(0.25)	—	(0.25)	18.15	(37.47)		2,408	2.22	(e)(f)	3.30	(e)(f)	(1.17	)(e)(f)(g)	0.05		225
Year ended 07/31/08(h)	30.00	0.04	(e)	(0.57	)(e)	(0.53)	—	—	—	29.47	(1.70)		5,111	2.13	(e)(f)(i)	2.13	(e)(f)(i)	0.53	(e)(f)(i)	0.00	(i)(j)	6

Class R
Six months ended 04/30/12	20.15	(0.11)		(0.57)		(0.68)	(0.99)	(3.03)	(4.02)	15.45	(3.26)		204	1.47	(d)	1.50	(d)	(1.42	)(d)	—		54
Three months ended 10/31/11	22.04	(0.07)		(1.82)		(1.89)	—	—	—	20.15	(8.58)		207	1.50	(i)	1.57	(i)	(1.38	)(i)	—		22
Year ended 07/31/11	18.39	(0.27)		4.38		4.11	(0.46)	—	(0.46)	22.04	22.54		222	1.42		1.46		(1.23)		—		69
Year ended 07/31/10	18.18	(0.23	)(e)	0.44	(e)	0.21	—	—	—	18.39	1.16		27	1.40	(e)	1.46	(e)	(1.25	)(e)	—		131
Year ended 07/31/09	29.53	(0.12	)(e)	(10.90	)(e)	(11.02)	(0.33)	—	(0.33)	18.18	(37.13)		102	1.72	(e)(f)	2.80	(e)(f)	(0.67	)(e)(f)(g)	0.05		225
Year ended 07/31/08(h)	30.00	0.03	(e)	(0.50	)(e)	(0.47)	—	—	—	29.53	(1.57)		146	1.68	(e)(f)(i)	1.68	(e)(f)(i)	0.39	(e)(f)(i)	0.00	(i)(j)	6

Class Y
Six months ended 04/30/12	20.36	(0.07)		(0.58)		(0.65)	(1.12)	(3.03)	(4.15)	15.56	(3.01)		4,577	0.97	(d)	1.00	(d)	(0.92	)(d)	—		54
Three months ended 10/31/11	22.24	(0.05)		(1.83)		(1.88)	—	—	—	20.36	(8.45)		5,095	1.00	(i)	1.07	(i)	(0.88	)(i)	—		22
Year ended 07/31/11	18.52	(0.15)		4.39		4.24	(0.52)	—	(0.52)	22.24	23.11		5,632	0.92		0.96		(0.73)		—		69
Year ended 07/31/10	18.21	(0.14	)(e)	0.45	(e)	0.31	—	—	—	18.52	1.70		6,591	0.90	(e)	0.96	(e)	(0.75	)(e)	—		131
Year ended 07/31/09	29.57	(0.03	)(e)	(10.91	)(e)	(10.94)	(0.42)	—	(0.42)	18.21	(36.77)		36,939	1.22	(e)(f)	2.30	(e)(f)	(0.17	)(e)(f)(g)	0.05		225
Year ended 07/31/08(h)	30.00	0.07	(e)	(0.50	)(e)	(0.43)	—	—	—	29.57	(1.47)		49,066	1.19	(e)(f)(i)	1.19	(e)(f)(i)	0.88	(e)(f)(i)	0.00	(i)(j)	6

Institutional Class
Six months ended 04/30/12	20.44	(0.07)		(0.57)		(0.64)	(1.17)	(3.03)	(4.20)	15.60	(2.98)		30	0.91	(d)	0.94	(d)	(0.86	)(d)	—		54
Three months ended 10/31/11	22.32	(0.04)		(1.84)		(1.88)	—	—	—	20.44	(8.42)		54	0.82	(i)	0.87	(i)	(0.70	)(i)	—		22
Year ended 07/31/11	18.53	(0.11)		4.39		4.28	(0.49)	—	(0.49)	22.32	23.28		59	0.75		0.79		(0.56)		—		69
Year ended 07/31/10(h)	17.29	(0.02	)(e)	1.26	(e)	1.24	—	—	—	18.53	7.17		1,233	0.89	(e)(i)	0.95	(e)(i)	(0.74	)(e)(i)	—		131

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $63,783, $6,246, $6,474, $188, $4,749 and $43 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Effective January 31, 2011, the Fund began reporting operations of its wholly-owned subsidiary on a consolidated basis. Had the Fund reported on a consolidated basis in prior periods, ratio of expenses to average net assets without fee waivers and/or expense reimbursements would have increased by 0.13%, 0.18% and 0.04% for the years ended July 31, 2008, 2009 and 2010, respectively. The ratio of expenses to average net assets with fee waivers and/or expense reimbursements would have increased 0.00%, 0.00% and 0.02%, respectively for the same time period. The ratio of net investment income (loss) to average net assets would have increased 0.14%, 0.08% and 0.00% for the years ended July 31, 2008, 2009 and 2010, respectively. This change did not have a material impact to net investment income (loss) per share or net realized and unrealized gain (loss) per share.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliates”.
(g)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expense reimbursements for Class A, Class C, Class R and Class Y was (1.48)%, (2.25)%, (1.75)% and (1.25)%, respectively, for the year ended July 31, 2009.
(h)	Commencement date of April 30, 2008 for Class A, Class C, Class R and Class Y shares. Commencement date of February 5, 2010 and June 1, 2010 for Class B and Institutional Class shares, respectively.
(i)	Annualized.
(j)	Amount is less than 0.005%.
(k)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.98% for the period ended October 31, 2011.

16        Invesco Commodities Strategy Fund

NOTE 11—Subsequent Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Balanced-Risk Commodity Strategy Fund (the “Acquiring Fund”).
  The Agreement was approved by the Fund’s shareholders on May 25, 2012 and the reorganization was consummated on June 11, 2012. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

17        Invesco Commodities Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Hypothetical
				(5% annual return before
		Actual		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$968.90	$5.92	$1,018.85	$6.07	1.21%

B	1,000.00	965.60	9.63	1,015.07	9.87	1.97

C	1,000.00	965.00	9.62	1,015.07	9.87	1.97

R	1,000.00	967.40	7.19	1,017.55	7.37	1.47

Y	1,000.00	969.90	4.75	1,020.04	4.87	0.97

Institutional	1,000.00	970.70	4.46	1,020.34	4.57	0.91

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco Commodities Strategy Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Commodities Strategy Fund (“Fund”) was held on April 2, 2012 and was adjourned until April 16, 2012, April 30, 2012, and further adjourned until May 25, 2012. The Meeting on May 25, 2012 was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	2,275,454	158,787	276,863	0

19        Invesco Commodities Strategy Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines.
The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CSTR-SAR-1      Invesco Distributors, Inc.

Invesco Pacific Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2012
Nasdaq:
A: TGRAX ▪ B: TGRBX ▪ C: TGRCX ▪ R: TGRRX ▪ Y: TGRDX ▪ Institutional: TGRSX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/11 to 4/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.99%

Class B Shares	3.54

Class C Shares	3.55

Class R Shares	3.83

Class Y Shares	4.16

Institutional Class Shares	4.20

MSCI EAFE Index▼ (Broad Market Index)	2.44

Custom Pacific Growth Index■ (Style-Specific Index)	4.09

Lipper Pacific Region Funds Index▼ (Peer Group Index)	6.68

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Custom Pacific Growth Index, created by Invesco to serve as a benchmark for Invesco Pacific Growth Fund, is composed of the following indexes: MSCI Japan (50%) and MSCI All Country Asia Pacific Ex-Japan (50%).
     The Lipper Pacific Region Funds Index is an unmanaged index considered representative of Pacific region funds tracked by Lipper.
     The MSCI Japan Index is an unmanaged index considered representative of stocks of Japan.
     The MSCI All Country Asia Pacific Ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Pacific Growth Fund

Average Annual Total Returns
As of 4/30/12, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)	0.62%

10 Years	6.81

5 Years	-2.07

1 Year	-18.17

Class B Shares

Inception (11/30/90)	4.40%

10 Years	6.71

5 Years	-2.08

1 Year	-18.37

Class C Shares

Inception (7/28/97)	0.28%

10 Years	6.57

5 Years	-1.67

1 Year	-14.89

Class R Shares

Inception (3/31/08)	-2.67%

1 Year	-13.65

Class Y Shares

Inception (7/28/97)	1.25%

10 Years	7.64

5 Years	-0.68

1 Year	-13.19

Institutional Class Shares

10 Years	7.45%

5 Years	-0.88

1 Year	-13.09

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Pacific Growth Fund Inc., advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Pacific Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Pacific Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on May 23, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.

Average Annual Total Returns
As of 3/31/12, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception Inception (7/28/97)	0.74%

10 Years	7.17

5 Years	-1.51

1 Year	-14.25

Class B Shares

Inception (11/30/90)	4.50%

10 Years	7.08

5 Years	-1.51

1 Year	-14.34

Class C Shares

Inception (7/28/97)	0.41%

10 Years	6.95

5 Years	-1.09

1 Year	-10.70

Class R Shares

Inception (3/31/08)	-2.30%

1 Year	-9.44

Class Y Shares

Inception (7/28/97)	1.38%

10 Years	8.03

5 Years	-0.11

1 Year	-9.01

Institutional Class Shares

10 Years	7.82%

5 Years	-0.32

1 Year	-8.94

     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.69%, 2.44%,
2.39%, 1.94%, 1.44% and 1.25%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Pacific Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
As always, the Invesco Funds Board of Trustees remains committed to putting your interests first. We’ve continued to work to ensure that the depth and breadth of our fund offerings and their cost to shareholders remain highly competitive. We’ve also worked to manage costs, and this remains a continuing focus of your Board. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Across the globe, demographic and economic trends are profoundly reshaping the world’s wealth. Emerging markets like China, India, Brazil and Russia are experiencing tremendous growth — while established markets such as the US and Europe are struggling with debt issues and are experiencing much slower rates of growth. Given these ever-changing trends, you’ll want to stay informed regarding the markets and keep up to date with news that affects your investment portfolio. Invesco’s website, invesco.com/us, provides a wealth of information about your investments and news regarding global markets.
     I would like to close by thanking Bob Baker for his distinguished 30-year service with the Invesco Funds Board and his unflagging commitment to our funds’ shareholders. As always, I encourage you to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We appreciate the opportunity to represent and serve you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report provides important information about your Fund, including its short- and long-term performance. Also, this report includes a listing of investments held by your Fund at the close of the reporting period.
     As we’ve seen often in recent years, market sentiment can change suddenly and dramatically — and certainly without advance notice — depending on economic developments and world events. Similarly, your own situation, needs and goals can change, requiring adjustments in your financial strategy.
     In addition to meeting with your financial adviser to discuss your individual situation, you also may find it helpful to stay abreast of market trends and developments. Doing so may provide reassurance in times of economic uncertainty and market volatility.
     Invesco can help you stay informed about your investments and market trends. On our website, invesco.com/us, we provide timely market updates and commentary from many of our portfolio managers and other investment professionals. Also on our website, you can obtain information about your account at any hour of the day or night. I invite you to visit and explore the tools and information we offer at invesco.com/us.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com.
     All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Pacific Growth Fund

Schedule of Investments

April 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.89%
Australia–16.85%
ASX Ltd.	12,756	$424,180

Australia & New Zealand Banking Group Ltd.	59,970	1,488,453

Beach Energy Ltd.	207,483	301,255

Bendigo and Adelaide Bank Ltd.	46,758	366,016

BHP Billiton Ltd.	54,844	2,036,204

Caltex Australia Ltd.	22,843	327,373

Campbell Brothers Ltd.	5,617	400,652

Coca-Cola Amatil Ltd.	14,304	185,084

Commonwealth Bank of Australia	28,036	1,513,515

Crown Ltd.	41,288	391,539

CSL Ltd.	17,322	660,242

Iluka Resources Ltd.	25,509	450,283

Macmahon Holdings Ltd.	312,108	227,105

Miclyn Express Offshore Pte Ltd.	29,490	63,922

National Australia Bank Ltd.	50,997	1,336,134

New Hope Corp. Ltd.	18,716	94,984

Newcrest Mining Ltd.	3,093	84,771

Orica Ltd.	8,806	245,377

Resolute Mining Ltd.(a)	178,268	312,099

Rio Tinto Ltd.	11,989	827,639

Roc Oil Co. Ltd.(a)	175,877	72,865

Santos Ltd.	30,079	439,461

Sigma Pharmaceuticals Ltd.	204,821	141,207

Suncorp Group Ltd.	60,892	514,280

TABCORP Holdings Ltd.	41,413	123,859

Telstra Corp. Ltd.	172,825	637,557

Wesfarmers Ltd.	7,976	250,848

Westpac Banking Corp.	63,154	1,495,924

Woodside Petroleum Ltd.	2,654	96,457

Woolworths Ltd.	21,460	579,137

		16,088,422

China–11.53%
AAC Technologies Holdings Inc.	238,000	700,528

Bank of China Ltd.–Class H	2,570,390	1,071,563

China Construction Bank Corp.–Class H	1,396,840	1,082,521

China Life Insurance Co., Ltd.–Class H	182,000	485,315

China Shenhua Energy Co. Ltd.–Class H	192,500	854,745

Chongqing Rural Commercial Bank Co., Ltd.–Class H(a)	1,023,000	470,861

CNOOC Ltd.	404,000	856,170

GOME Electrical Appliances Holdings Ltd.	1,785,160	320,134

Great Wall Motor Co. Ltd.–Class H	240,000	516,760

Jiangxi Copper Co. Ltd.–Class H	247,000	594,148

Lianhua Supermarket Holdings Ltd.–Class H	434,000	453,656

PetroChina Co. Ltd.–Class H	574,000	853,672

Tencent Holdings Ltd.	39,200	1,226,932

Vinda International Holdings Ltd.	365,000	648,695

Want Want China Holdings Ltd.	421,000	516,578

Weichai Power Co. Ltd.–Class H	75,000	351,472

		11,003,750

Hong Kong–4.21%
AIA Group Ltd.	209,400	741,304

BOC Hong Kong (Holdings) Ltd.	251,500	777,034

China Mobile Ltd.	129,500	1,434,605

Citic Pacific Ltd.	214,000	351,603

Investment Co. of China (Acquired 08/05/92; Cost $783,626)(a)(b)	100,000	0

Lifestyle International Holdings Ltd.	306,000	715,722

		4,020,268

India–2.58%
Bank of Baroda	48,865	710,102

Dr. Reddy’s Laboratories Ltd.	15,143	505,630

ICICI Bank Ltd.	30,078	505,580

Larsen & Toubro Ltd.	13,482	312,405

Tata Consultancy Services Ltd.	18,075	425,834

		2,459,551

Indonesia–1.90%
PT Astra International Tbk	88,500	682,519

PT Bank Mandiri Tbk	1,012,662	814,929

PT Gudang Garam Tbk	49,000	315,134

		1,812,582

Japan–37.19%
Amada Co., Ltd.	85,000	574,438

Astellas Pharma Inc.	23,300	942,701

Canon Inc.	31,500	1,426,451

Casio Computer Co., Ltd.(c)	34,400	228,627

Dai Nippon Printing Co., Ltd.	19,000	168,693

Daicel Corp.	102,000	644,777

Daifuku Co., Ltd.	59,000	314,688

Daiichi Sankyo Co., Ltd.	36,000	616,646

Daikin Industries, Ltd.	25,100	666,735

Denki Kagaku Kogyo Kabushiki Kaisha	140,000	542,362

East Japan Railway Co.	9,200	571,846

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Pacific Growth Fund

	Shares	Value

Japan–(continued)

FamilyMart Co., Ltd.	16,300	$725,082

Fuji Machine Manufacturing Co., Ltd.	10,600	217,849

FUJIFILM Holdings Corp.	27,800	589,649

Fujitsu Ltd.	155,000	750,671

Furukawa Electric Co., Ltd.	101,000	273,255

Hitachi Capital Corp.	26,800	443,260

Hitachi High-Technologies Corp.	18,100	453,744

Hitachi, Ltd.	170,000	1,083,100

House Foods Corp.	12,200	205,639

Kaneka Corp.	56,000	345,763

Kurita Water Industries Ltd.	14,600	357,826

Kyocera Corp.	10,300	1,004,485

Kyudenko Corp.	24,000	136,490

Lintec Corp.	23,400	453,460

Maeda Road Construction Co., Ltd.	17,000	205,401

Marubeni Corp.	124,000	857,998

Minebea Co., Ltd.	113,000	512,789

Mitsubishi Chemical Holdings Corp.	113,500	596,163

Mitsubishi Corp.	58,100	1,255,924

Mitsubishi Estate Co. Ltd.	49,000	864,986

Mitsubishi Heavy Industries, Ltd.	253,000	1,145,766

Mitsui Mining & Smelting Co., Ltd.	190,000	476,098

Nagase & Co., Ltd.	26,900	324,385

Nifco Inc.	20,100	538,998

Nintendo Co., Ltd.	3,300	447,125

Nippon Meat Packers, Inc.	23,000	293,713

Nippon Steel Corp.	56,000	139,499

Nippon Telegraph & Telephone Corp.	12,200	552,108

Nissan Motor Co., Ltd.	120,500	1,248,781

Nisshinbo Holdings Inc.	33,000	289,674

Obayashi Corp.	136,000	577,527

Ono Pharmaceutical Co., Ltd.	13,600	768,040

ORIX Corp.	4,610	439,116

Panasonic Corp.	36,000	281,185

Pigeon Corp.	3,700	147,852

Ricoh Co., Ltd.	39,000	349,951

Rohm Co. Ltd.	7,500	339,224

Ryosan Co., Ltd.	7,900	149,826

Sanki Engineering Co., Ltd.	22,000	115,195

Sanwa Holdings Corp.	96,000	362,447

Sekisui Chemical Co., Ltd.	81,000	727,276

Shin-Etsu Polymer Co., Ltd.(a)	28,300	134,711

Sony Corp.	33,300	539,861

Sumitomo Metal Mining Co., Ltd.	40,000	524,295

Suzuki Motor Corp.	31,600	743,570

TDK Corp.	13,500	705,262

Teijin Ltd.	143,000	480,110

Toho Co., Ltd.	10,100	181,090

Toshiba Corp.	218,000	891,375

Toyo Ink SC Holdings Co., Ltd.	74,000	293,988

Toyoda Gosei Co., Ltd.	11,700	238,383

Toyota Motor Corp.	34,200	1,397,029

Tsubakimoto Chain Co.	81,000	490,768

Yamaha Corp.	31,200	301,827

Yamaha Motor Co., Ltd.	30,300	404,746

Yaskawa Electronic Corp.	49,000	424,990

		35,497,289

Malaysia–0.93%
Axiata Group Berhad	253,300	444,269

Sime Darby Berhad	137,500	441,844

		886,113

Philippines–2.51%
Energy Development Corp.	2,514,200	351,070

Megaworld Corp.	12,265,000	629,034

Puregold Price Club, Inc.(a)	1,646,800	942,458

Security Bank Corp.	139,540	472,248

		2,394,810

Singapore–1.85%
Capitaland Ltd.	228,000	538,679

Keppel Corp. Ltd.	58,000	516,072

Singapore Telecommunications Ltd.	284,000	714,830

		1,769,581

South Korea–10.63%
CJ CheilJedang Corp.	1,607	531,095

Hyundai Mobis	4,528	1,222,733

Hyundai Motor Co.	5,765	1,363,125

KB Financial Group Inc.	13,280	449,923

KCC Corp.	2,966	760,882

LG Chem Ltd.	2,773	693,100

LG Fashion Corp.	10,658	353,973

Samsung Electronics Co., Ltd.	2,933	3,591,493

Samsung Life Insurance Co. Ltd.	9,682	855,200

Shinhan Financial Group Co., Ltd.	9,500	330,109

		10,151,633

Taiwan–7.56%
Ali Corp.	393,000	523,223

Hon Hai Precision Industry Co., Ltd.	315,000	990,295

Largan Precision Co. Ltd.	34,000	536,374

Mega Financial Holding Co., Ltd.	1,360,000	1,068,555

Mstar Semiconductor Inc.	103,000	607,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Pacific Growth Fund

	Shares	Value

Taiwan–(continued)

Ruentex Development Co., Ltd.	444,000	$634,759

Taiwan Cement Corp.	538,000	639,991

Taiwan Semiconductor Manufacturing Co. Ltd.	484,143	1,432,233

Teco Electric and Machinery Co. Ltd.	1,070,000	781,671

		7,214,588

Thailand–0.93%
Asian Property Development PCL–NVDR	175,700	39,035

Asian Property Development PCL	3,811,100	846,703

		885,738

United States–1.22%
iShares MSCI All Country Asia ex Japan Index Fund–ETF	20,700	1,163,340

Total Common Stocks & Other Equity Interests (Cost $95,378,959)		95,347,665

Money Market Funds–0.23%
Liquid Assets Portfolio–Institutional Class(d)	110,482	110,482

Premier Portfolio–Institutional Class(d)	110,482	110,482

Total Money Market Funds (Cost $220,964)		220,964

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.12% (Cost $95,599,923)		95,568,629

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Liquid Assets Portfolio–Institutional Class (Cost $178,500)(d)(e)	178,500	178,500

TOTAL INVESTMENTS–100.31% (Cost $95,778,423)		95,747,129

OTHER ASSETS LESS LIABILITIES–(0.31)%		(299,332)

NET ASSETS–100.00%		$95,447,797

Investment Abbreviations:

ETF	– Exchange-Traded Fund
NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2012 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at April 30, 2012.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2012

Financials	22.8%

Information Technology	19.5

Industrials	14.8

Consumer Discretionary	13.4

Materials	11.0

Consumer Staples	6.1

Energy	4.1

Telecommunication Services	4.0

Health Care	3.8

Utilities	0.4

Money Market Funds Plus Other Assets Less Liabilities	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $95,378,959)*	$95,347,665

Investments in affiliated money market funds, at value and cost	399,464

Total investments, at value (Cost $95,778,423)	95,747,129

Foreign currencies, at value (Cost $182,623)	184,620

Receivable for:
Investments sold	823,327

Fund shares sold	173,807

Dividends	522,821

Investment for trustee deferred compensation and retirement plans	16,886

Other assets	41,013

Total assets	97,509,603

Liabilities:
Payable for:
Investments purchased	1,166,816

Fund shares reacquired	429,756

Collateral upon return of securities loaned	178,500

Accrued fees to affiliates	102,514

Accrued other operating expenses	100,593

Trustee deferred compensation and retirement plans	83,627

Total liabilities	2,061,806

Net assets applicable to shares outstanding	$95,447,797

Net assets consist of:
Shares of beneficial interest	$119,661,466

Undistributed net investment income (loss)	(480,676)

Undistributed net realized gain (loss)	(23,687,290)

Unrealized appreciation (depreciation)	(45,703)

$95,447,797

Net assets:
Class A	$81,682,937

Class B	$2,595,400

Class C	$5,198,772

Class R	$200,535

Class Y	$5,759,292

Institutional Class	$10,861

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,989,273

Class B	133,835

Class C	267,800

Class R	9,841

Class Y	277,236

Institutional Class	523

Class A: Net asset value per share	$20.48

Maximum offering price per share
(Net asset value of $20.48 divided by 94.50%)	$21.67

Class B: Net asset value and offering price per share	$19.39

Class C: Net asset value and offering price per share	$19.41

Class R: Net asset value and offering price per share	$20.38

Class Y: Net asset value and offering price per share	$20.77

Institutional Class: Net asset value and offering price per share	$20.77

*	At April 30, 2012, securities with an aggregate value of $168,946 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $45,565)	$847,788

Dividends from affiliated money market funds (includes securities lending income of $324)	602

Total investment income	848,390

Expenses:
Advisory fees	420,964

Administrative services fees	24,863

Custodian fees	66,319

Distribution fees:

Class A	96,505

Class B	17,574

Class C	25,872

Class R	379

Transfer agent fees — A, B, C, R and Y	120,840

Transfer agent fees — Institutional	5

Trustees’ and officers’ fees and benefits	17,158

Other	98,979

Total expenses	889,458

Less: Fees waived	(194)

Net expenses	889,264

Net investment income (loss)	(40,874)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $17,472)	(2,037,145)

Foreign currencies	(363,973)

(2,401,118)

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $(14,948))	5,911,087

Foreign currencies	126,452

6,037,539

Net realized and unrealized gain	3,636,421

Net increase in net assets resulting from operations	$3,595,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2012 and the year ended October 31, 2011
(Unaudited)

	April 30,	October 31,
	2012	2011

Operations:
Net investment income (loss)	$(40,874)	$1,197,214

Net realized gain (loss)	(2,401,118)	8,310,683

Change in net unrealized appreciation (depreciation)	6,037,539	(19,316,806)

Net increase (decrease) in net assets resulting from operations	3,595,547	(9,808,909)

Distributions to shareholders from net investment income:
Class A	(1,428,073)	(904,495)

Class B	(42,405)	(13,561)

Class C	(57,159)	(9,939)

Class R	(2,150)	(249)

Class Y	(155,818)	(108,260)

Institutional Class	(228)	—

Total distributions from net investment income	(1,685,833)	(1,036,504)

Share transactions–net:
Class A	(3,860,196)	(12,876,671)

Class B	(1,854,671)	(3,435,021)

Class C	(500,942)	362,503

Class R	68,051	108,582

Class Y	(2,177,251)	(712,783)

Institutional Class	—	13,632

Net increase (decrease) in net assets resulting from share transactions	(8,325,009)	(16,539,758)

Net increase (decrease) in net assets	(6,415,295)	(27,385,171)

Net assets:
Beginning of period	101,863,092	129,248,263

End of period (includes undistributed net investment income (loss) of $(480,676) and $1,246,031, respectively)	$95,447,797	$101,863,092

Notes to Financial Statements

April 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pacific Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of thirteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to maximize the capital appreciation of its investments.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

10        Invesco Pacific Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

11        Invesco Pacific Growth Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Pacific Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.87%

Next $1 billion	0.82%

Over $2 billion	0.77%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.88%, 2.63%, 2.63%, 2.13%, 1.63% and 1.63%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2012, the Adviser waived advisory fees of $194.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended April 30, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2012, IDI advised the Fund that IDI retained $1,534 in front-end sales commissions from the sale of Class A shares and $0, $623 and $520 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13        Invesco Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$3,644,116	$12,444,306	$—	$16,088,422

China	1,824,979	9,178,771	—	11,003,750

Hong Kong	1,434,605	2,585,663	0	4,020,268

India	—	2,459,551	—	2,459,551

Indonesia	—	1,812,582	—	1,812,582

Japan	1,261,601	34,235,688	—	35,497,289

Malaysia	444,269	441,844	—	886,113

Philippines	—	2,394,810	—	2,394,810

Singapore	—	1,769,581	—	1,769,581

South Korea	—	10,151,633	—	10,151,633

Taiwan	—	7,214,588	—	7,214,588

Thailand	—	885,738	—	885,738

United States	1,562,804	—	—	1,562,804

Total Investments	$10,172,374	$85,574,755	$0	$95,747,129

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14        Invesco Pacific Growth Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $16,221,024 of capital loss carryforward in the fiscal year ending October 31, 2012.
  The Fund had a capital loss carryforward as of October 31, 2011, which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2015	$362,147

October 31, 2016	1,247,693

October 31, 2017	15,965,093

Total capital loss carryforward	$17,574,933

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Japan Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2012 was $48,446,739 and $53,465,083, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,052,252

Aggregate unrealized (depreciation) of investment securities	(12,055,308)

Net unrealized appreciation (depreciation) of investment securities	$(4,003,056)

Cost of investments for tax purposes is $99,750,185.

15        Invesco Pacific Growth Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2012(a)		October 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	105,758	$2,130,325	158,488	$3,590,708

Class B	3,001	58,619	6,451	136,705

Class C	9,067	173,791	31,052	671,489

Class R	3,305	66,358	5,192	116,975

Class Y	86,693	1,815,957	66,411	1,533,907

Issued as reinvestment of dividends:
Class A	71,357	1,371,476	38,181	871,290

Class B	2,184	39,893	602	13,057

Class C	2,996	54,766	449	9,753

Class R	100	1,912	6	145

Class Y	7,906	154,011	4,636	107,272

Issued in connection with acquisitions:(b)
Class A	—	—	128,344	2,971,581

Class B	—	—	24,269	532,863

Class C	—	—	78,631	1,727,654

Class Y	—	—	37,302	876,903

Institutional Class(c)	—	—	16,741	393,565

Automatic conversion of Class B shares to Class A shares:
Class A	78,157	1,568,177	112,336	2,498,935

Class B	(82,408)	(1,568,177)	(118,750)	(2,498,935)

Reacquired:(d)
Class A	(445,243)	(8,930,174)	(1,004,442)	(22,809,185)

Class B	(20,289)	(385,006)	(76,024)	(1,618,711)

Class C	(38,394)	(729,499)	(99,536)	(2,046,393)

Class R	(11)	(219)	(423)	(8,538)

Class Y	(210,007)	(4,147,219)	(139,055)	(3,230,865)

Institutional Class(c)	—	—	(16,218)	(379,933)

Net increase (decrease) in share activity	(425,828)	$(8,325,009)	(745,357)	$(16,539,758)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 67% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	As of the open of business on May 23, 2011, the Fund acquired all the net assets of Invesco Japan Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Japan Fund on April 14, 2011. The acquisition was accomplished by a tax free exchange of 285,287 shares of the Fund for 1,270,808 shares outstanding of Invesco Japan Fund as of the close of business on May 20, 2011. Each class of Invesco Japan Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Japan Fund to the net asset value of the Fund on the close of business, May 20, 2011. Invesco Japan Fund net assets at that date of $6,502,566 including $361,589 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $124,500,950. The net assets of the Fund immediately following the acquisition were $131,003,517.
(c)	Commencement date of May 23, 2011.
(d)	Net of redemption fees of $12 and $1,167 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2012 and year ended October 31, 2011, respectively.

16        Invesco Pacific Growth Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends						net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset				Net assets,	with fee waivers		fee waivers		income (loss)		Rebate from
	beginning	income	realized and	investment	investment	value, end		Total		end of period	and/or expenses		and/or expenses		to average		Morgan Stanley		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period		return(b)		(000s omitted)	absorbed		absorbed		net assets		Affiliate		turnover(c)

Class A
Six months ended 04/30/12	$20.05	$(0.00)	$0.78	$0.78	$(0.35)	$20.48	(d)	3.99	%(e)	$81,683	1.79	%(e)(f)	1.79	%(e)(f)	(0.04	)%(e)(f)	N/A		51%
Year ended 10/31/11	22.21	0.23	(2.20)	(1.97)	(0.19)	20.05	(d)	(8.95)		83,779	1.68		1.68		1.03		N/A		109
Year ended 10/31/10	19.48	0.06	2.72	2.78	(0.05)	22.21		14.29		105,428	1.78	(g)	1.78	(g)	0.31	(g)	0.00	%(h)	76
Year ended 10/31/09	14.61	0.06	4.94	5.00	(0.13)	19.48		34.66		107,103	1.88	(g)	1.88	(g)	0.37	(g)	0.00	(h)	33
Year ended 10/31/08	29.20	0.16	(14.66)	(14.50)	(0.09)	14.61		(49.79)		89,605	1.72	(g)	1.72	(g)	0.67	(g)	0.00	(h)	42
Year ended 10/31/07	19.55	0.02	9.66	9.68	(0.03)	29.20		49.59		193,477	1.67	(g)	1.67	(g)	0.10	(g)	0.00	(h)	50

Class B
Six months ended 04/30/12	18.91	(0.07)	0.74	0.67	(0.19)	19.39	(d)	3.60		2,595	2.55	(f)	2.55	(f)	(0.80	)(f)	N/A		51
Year ended 10/31/11	20.97	0.06	(2.08)	(2.02)	(0.04)	18.91	(d)	(9.68)		4,376	2.43		2.43		0.28		N/A		109
Year ended 10/31/10	18.49	(0.09)	2.57	2.48	—	20.97		13.41		8,279	2.53	(g)	2.53	(g)	(0.44	)(g)	0.00	(h)	76
Year ended 10/31/09	13.83	(0.06)	4.72	4.66	—	18.49		33.69		11,221	2.63	(g)	2.63	(g)	(0.38	)(g)	0.00	(h)	33
Year ended 10/31/08	27.75	(0.04)	(13.88)	(13.92)	—	13.83		(50.16)		12,198	2.47	(g)	2.47	(g)	(0.17	)(g)	0.00	(h)	42
Year ended 10/31/07	18.70	(0.15)	9.20	9.05	—	27.75		48.40		39,328	2.43	(g)	2.43	(g)	(0.66	)(g)	0.00	(h)	50

Class C
Six months ended 04/30/12	18.94	(0.07)	0.74	0.67	(0.20)	19.41	(d)	3.61	(i)	5,199	2.52	(f)(i)	2.52	(f)(i)	(0.77	)(f)(i)	N/A		51
Year ended 10/31/11	20.99	0.07	(2.08)	(2.01)	(0.04)	18.94	(d)	(9.62	)(i)	5,572	2.39	(i)	2.39	(i)	0.32	(i)	N/A		109
Year ended 10/31/10	18.51	(0.09)	2.57	2.48	—	20.99		13.40		5,951	2.53	(g)	2.53	(g)	(0.44	)(g)	0.00	(h)	76
Year ended 10/31/09	13.85	(0.06)	4.72	4.66	—	18.51		33.65		5,649	2.63	(g)	2.63	(g)	(0.38	)(g)	0.00	(h)	33
Year ended 10/31/08	27.77	(0.00)	(13.92)	(13.92)	—	13.85		(50.13)		4,506	2.38	(g)	2.38	(g)	(0.01	)(g)	0.00	(h)	42
Year ended 10/31/07	18.71	(0.14)	9.20	9.06	—	27.77		48.42		10,995	2.43	(g)	2.43	(g)	(0.66	)(g)	0.00	(h)	50

Class R
Six months ended 04/30/12	19.95	(0.03)	0.78	0.75	(0.32)	20.38	(d)	3.88		201	2.05	(f)	2.05	(f)	(0.30	)(f)	N/A		51
Year ended 10/31/11	22.11	0.17	(2.19)	(2.02)	(0.14)	19.95	(d)	(9.21)		129	1.93		1.93		0.78		N/A		109
Year ended 10/31/10	19.41	0.01	2.70	2.71	(0.01)	22.11		13.97		37	2.03	(g)	2.03	(g)	0.06	(g)	0.00	(h)	76
Year ended 10/31/09	14.58	0.02	4.94	4.96	(0.13)	19.41		34.35		84	2.13	(g)	2.13	(g)	0.12	(g)	0.00	(h)	33
Year ended 10/31/08(j)	23.52	0.09	(9.03)	(8.94)	—	14.58		(38.01)		62	2.01	(g)(k)	2.01	(g)(k)	0.71	(g)(k)	0.00	(h)	42

Class Y(l)
Six months ended 04/30/12	20.37	0.02	0.79	0.81	(0.41)	20.77	(d)	4.11		5,759	1.55	(f)	1.55	(f)	0.20	(f)	N/A		51
Year ended 10/31/11	22.57	0.29	(2.24)	(1.95)	(0.25)	20.37	(d)	(8.77)		7,998	1.43		1.43		1.28		N/A		109
Year ended 10/31/10	19.77	0.12	2.77	2.89	(0.09)	22.57		14.67		9,553	1.53	(g)	1.53	(g)	0.56	(g)	0.00	(h)	76
Year ended 10/31/09	14.83	0.11	5.02	5.13	(0.19)	19.77		35.11		616	1.63	(g)	1.63	(g)	0.62	(g)	0.00	(h)	33
Year ended 10/31/08	29.64	0.22	(14.88)	(14.66)	(0.15)	14.83		(49.69)		373	1.48	(g)	1.48	(g)	0.93	(g)	0.00	(h)	42
Year ended 10/31/07	19.85	0.09	9.78	9.87	(0.08)	29.64		49.89		1,291	1.43	(g)	1.43	(g)	0.34	(g)	0.00	(h)	50

Institutional Class
Six months ended 04/30/12	20.39	0.03	0.79	0.82	(0.44)	20.77	(d)	4.15		11	1.40	(f)	1.40	(f)	0.35	(f)	N/A		51
Year ended 10/31/11(j)	23.52	0.35	(3.48)	(3.13)	—	20.39	(d)	(13.31)		11	1.22	(k)	1.22	(k)	1.49	(k)	N/A		109

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $5,980,249 and sold of $4,944,271 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Japan Fund into the Fund.
(d)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2012.
(f)	Ratios are annualized and based on average daily net assets (000’s) of $81,852, $3,534, $5,331, $152, $6,425 and $11 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(g)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(h)	Amount is less than 0.005%.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% and 0.95% for the six months ended April 30, 2012 and the year ended October 31, 2011, respectively.
(j)	Commencement date of March 31, 2008 and May 23, 2011 for Class R and Institutional Class shares, respectively.
(k)	Annualized.
(l)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

17        Invesco Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2011 through April 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/11)	(04/30/12)[1]	Period[2]	(04/30/12)	Period[2]	Ratio
A	$1,000.00	$1,039.90	$9.08	$1,015.96	$8.97	1.79%

B	1,000.00	1,035.40	12.90	1,012.18	12.76	2.55

C	1,000.00	1,035.50	12.75	1,012.33	12.61	2.52

R	1,000.00	1,038.30	10.39	1,014.67	10.27	2.05

Y	1,000.00	1,041.60	7.87	1,017.16	7.77	1.55

Institutional	1,000.00	1,042.00	7.12	1,017.89	7.04	1.40

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2011 through April 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco Pacific Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-PGRO-SAR-1      Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Investment Funds (Invesco Investment Funds)

By: /s/	Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/	Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2012

By: /s/	Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 9, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.